As filed with the Securities and Exchange Commission on June 8, 2016

Registration No. 333-210527

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-14

REGISTRATION STATEMENT UNDER THE

SECURITIES ACT OF 1933

☒ Pre-Effective Amendment No. 1   ☐ Post-Effective Amendment No.

(Check appropriate box or boxes)

JANUS DETROIT STREET TRUST

(Exact Name of Registrant as Specified in Charter)

151 Detroit Street, Denver, Colorado 80206-4805

(Address of Principal Executive Offices) (Number, Street, City, State, Zip Code)

Registrant’s Telephone Number, including Area Code: 303-333-3863

Stephanie Grauerholz

151 Detroit Street

Denver, Colorado 80206-4805

(Name and Address of Agent for Service)

With Copies to:

Eric S. Purple

Stradley Ronon Stevens & Young, LLP

1250 Connecticut Avenue, N.W., Suite 500

Washington, District of Columbia 20036

Approximate Date of Proposed Public Offering:

As soon as practicable after this Registration Statement becomes effective.

It is proposed that this Registration Statement become effective as soon as the Commission declares it effective pursuant to Rule 488, and no later than July 8, 2016.

The Registrant hereby amends this Registration Statement under the Securities Act of 1933 on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with the provisions of Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such date as the Commission, acting pursuant to Section 8(a), may determine.

No filing fee is due because an indefinite number of shares have been deemed to be registered in reliance on Section 24(f) under the Investment Company Act of 1940, as amended.

[ALPS Logo]

ALPS ETF TRUST

JANUS VELOCITY TAIL RISK HEDGED LARGE CAP ETF (NYSE ARCA: TRSK)

JANUS VELOCITY VOLATILITY HEDGED LARGE CAP ETF (NYSE ARCA: SPXH)

1290 Broadway

Suite 1100

Denver, CO 80203

1-877-583-5624

Dear Shareholder:

On behalf of the Board of Trustees of ALPS ETF Trust, we are pleased to invite you to a Special Meeting of Shareholders (the “Special Meeting”) of Janus Velocity Tail Risk Hedged Large Cap ETF (“Existing Fund I”) and Janus Velocity Volatility Hedged Large Cap ETF (“Existing Fund II” and, together with Existing Fund I, the “Existing Funds” and each an “Existing Fund”), each a series of ALPS ETF Trust (the “Existing Trust”), on July 12, 2016, at the offices of ALPS Advisors, Inc., at 1290 Broadway, Suite 1100, Denver, Colorado at 9:00 a.m. Mountain Time.

As discussed in more detail in the enclosed Proxy Statement/Prospectus, at the Special Meeting, the shareholders of each Existing Fund will be asked to approve an Agreement and Plan of Reorganization and Termination (each, a “Plan” and, collectively, the “Plans”) to reorganize each Existing Fund into a corresponding new fund with the same name (respectively, “New Fund I” and “New Fund II,” each a “New Fund” and, collectively, the “New Funds”), each of which is a newly created series of Janus Detroit Street Trust (the “New Trust”). Each New Fund was established solely for the purpose of acquiring the assets of the corresponding Existing Fund and continuing the corresponding Existing Fund’s business (each, a “Reorganization” and, collectively, the “Reorganizations”). Upon shareholder approval and effectiveness of the applicable Plan, you will receive shares of the corresponding New Fund (and cash with respect to any fractional shares held of the Existing Fund) equivalent to the value of your Existing Fund shares as of the closing date of your Existing Fund’s Reorganization in complete liquidation and dissolution of your Existing Fund, and you will no longer be a shareholder of your Existing Fund, but would become a shareholder of the corresponding New Fund. Each New Fund will be managed by Janus Capital Management LLC (“Janus”) whereas the Existing Funds are managed by ALPS Advisors, Inc. Although the portfolio management team will change, Janus has represented that it will manage the New Funds in accordance with the same investment objective, and subject to substantially the same investment strategies, policies, and risks as the corresponding Existing Fund immediately prior to its Reorganization. Janus Index & Calculation Services LLC, an affiliate of Janus, provides and maintains the Existing Funds’ underlying indices, and has represented that it will continue to do so for the New Funds after the Reorganization.

Your vote is important.

The Board of Trustees of the Existing Trust believes each proposed Reorganization is in the best interest of Existing Fund shareholders and recommends that you vote “FOR” the approval of the Plan to authorize the Reorganization with respect to your Existing Fund.

You can vote in one of four ways:

•	By mail with the enclosed proxy card;

•	By internet through the website listed in the proxy voting instructions;

•	By telephone using the toll-free number listed in the proxy voting instructions; or

•	In person at the special shareholder meeting on July 12, 2016.

Thank you for your consideration of this important proposal. Your vote is extremely important, so please read the enclosed Proxy Statement/Prospectus carefully and submit your vote. If you have any questions about the proposal, please call our proxy solicitor, D.F. King & Co., Inc. (“D.F. King”) at 1-866-387-9392.

Sincerely,

/s/ Thomas A. Carter

Thomas A. Carter

President, ALPS ETF Trust

[ALPS Logo]

ALPS ETF TRUST

JANUS VELOCITY TAIL RISK HEDGED LARGE CAP ETF (NYSE ARCA: TRSK)

JANUS VELOCITY VOLATILITY HEDGED LARGE CAP ETF (NYSE ARCA: SPXH)

1290 Broadway

Suite 1100

Denver, CO 80203

1-877-583-5624

NOTICE OF SPECIAL MEETING OF SHAREHOLDERS

TO BE HELD JULY 12, 2016

To the Shareholders of Janus Velocity Tail Risk Hedged Large Cap ETF and Janus Velocity Volatility Hedged Large Cap ETF:

Notice is hereby given of a Special Meeting of Shareholders of each of Janus Velocity Tail Risk Hedged Large Cap ETF (“Existing Fund I”) and Janus Velocity Volatility Hedged Large Cap ETF (“Existing Fund II” and, together with Existing Fund I, the “Existing Funds” and each an “Existing Fund”), each a series of ALPS ETF Trust (the “Existing Trust”), to be held at the offices of ALPS Advisors, Inc., at 1290 Broadway, Suite 1100, Denver, Colorado at 9:00 a.m. Mountain Time (together with any adjournments or postponements thereof, the “Special Meeting”), for the purpose of considering and voting on the following:

To the Shareholders of Existing Fund I:

1.             At the Special Meeting, you will be asked to consider and vote upon a proposal to approve the actions and transactions described in the Agreement and Plan of Reorganization and Termination (“Reorganization Agreement I”), between the Existing Trust, on behalf of Existing Fund I, and Janus Detroit Street Trust (the “New Trust”), on behalf of its newly created series, Janus Velocity Tail Risk Hedged Large Cap ETF (“New Fund I”), pursuant to which all of the assets and liabilities of Existing Fund I will be transferred to New Fund I (which was established solely for the purpose of acquiring the assets of Existing Fund I and continuing Existing Fund I’s business) in exchange for shares of beneficial interest (“shares”) of New Fund I as described in the accompanying Proxy Statement and Prospectus and pursuant to which Existing Fund I will be liquidated and terminated (the “Fund I Reorganization”). As a result of this transaction, Shareholders of Existing Fund I will become Shareholders of New Fund I. Shareholders of Existing Fund I will receive shares of New Fund I (and cash with respect to any fractional shares held by an Existing Fund I shareholder) with a value equal to the aggregate net asset value of their shares of Existing Fund I held immediately prior to the Fund I Reorganization.

2.             To act upon such other matters as may properly come before the Special Meeting.

To the Shareholders of Existing Fund II:

1.             At the Special Meeting, you will be asked to consider and vote upon a proposal to approve the actions and transactions described in the Agreement and Plan of Reorganization and Termination (“Reorganization Agreement I”), between the Existing Trust, on behalf of Existing Fund II, and Janus Detroit Street Trust (the “New Trust”), on behalf of its newly created series, Janus Velocity Volatility Hedged Large Cap ETF (“New Fund II”), pursuant to which all of the assets and liabilities of Existing Fund II will be transferred to New Fund II (which was established solely for the purpose of acquiring the assets of Existing Fund II and continuing Existing Fund II’s business) in exchange for shares of beneficial interest (“shares”) of New Fund II as described in the accompanying Proxy Statement and Prospectus and pursuant to which Existing Fund II will be liquidated and terminated (the “Fund II Reorganization”). As a result of this transaction, Shareholders of Existing Fund II will become Shareholders of New Fund II. Shareholders of Existing Fund II will receive shares of New Fund II (and cash with respect to any fractional shares held by an Existing Fund II shareholder) with a value equal to the aggregate net asset value of their shares of Existing Fund II held immediately prior to the Fund II Reorganization.

2.             To act upon such other matters as may properly come before the Special Meeting.

The Fund I Reorganization and the Fund II Reorganization are referred to together as the “Reorganizations” and each a “Reorganization.” The Agreement and Plan of Reorganization and Termination for each Reorganization are each a “Plan” and collectively, the “Plans.” References to the Plan apply to the Plan for each Reorganization unless otherwise indicated. The enclosed materials provide additional information about the Plans and the Reorganizations. Any shareholder who owned shares

1

of an Existing Fund as of the close of business on May 23, 2016 (the “Record Date”) will receive notice of the Special Meeting and will be entitled to vote on the Plan related to such Existing Fund at the Special Meeting. The persons named as proxies will vote in their discretion on any other business that may properly come before the Special Meeting. In the event that the necessary quorum to transact business or the vote required to approve a Plan is not obtained at the Special Meeting, the persons named as proxies may propose one or more adjournments to permit further solicitation of proxies. Any such adjournment will require the affirmative vote of the holders of a majority of shares of an Existing Fund entitled to vote on that proposal that are present in person or by proxy at the Special Meeting. If a quorum is not present, the persons named as proxies will vote the proxies, in accordance with applicable law, in favor of adjournment if they determine additional solicitation is warranted and in the interests of such Existing Fund’s shareholders.

Shareholders who do not expect to attend the Special Meeting are urged to complete, sign and date the enclosed proxy card(s) and return it in the enclosed addressed envelope, which needs no postage if mailed in the United States, or to take advantage of the Internet or telephonic voting procedures described on the enclosed proxy card(s). If you wish to attend the Special Meeting and vote your shares in person at that time, you will still be able to do so.

The Board of Trustees of the Existing Trust believes each proposed Reorganization is in the best interest of shareholders and recommends that you vote FOR the approval of the Plan to authorize the Reorganization with respect to your Existing Fund.

By Order of the Board of Trustees,

/s/ Thomas A. Carter Thomas A. Carter
President, ALPS ETF Trust

June 8, 2016

2

INSTRUCTIONS FOR SIGNING PROXY CARDS

The following general rules for signing proxy cards may be of assistance to you and may avoid any delay involved in validating your vote if you fail to sign your proxy card(s) properly.

1.	Individual Account: Sign your name exactly as it appears in the registration on the proxy card.

2.	Joint Account: Either party may sign, but the name of the party signing should conform exactly to the name shown in the registration on the proxy card.

3.	All Other Accounts: The capacity of the individual signing the proxy card should be indicated unless it is reflected in the form of registration. For example:

Registration	Valid Signature

Corporate Account

(1) ABC Corp.	ABC Corp.

(2) ABC Corp.	John Doe, Treasurer

(3) ABC Corp. c/o John Doe, Treasurer	John Doe

(4) ABC Corp. Profit Sharing Plan	John Doe, Trustee

Trust Account

(1) ABC Trust	Jane B. Doe, Trustee

(2) Jane B. Doe, Trustee u/t/d 12/28/78	Jane B. Doe

Custodial or Estate Account

(1) John B. Smith, Cust. f/b/o John B. Smith, Jr. UGMA	John B. Smith

(2) Estate of John B. Smith	John B. Smith, Jr., Executor

3

[ALPS Logo]

PROXY STATEMENT/PROSPECTUS

June 8, 2016

Relating to the acquisition of the assets of

JANUS VELOCITY TAIL RISK HEDGED LARGE CAP ETF (NYSE ARCA: TRSK)

JANUS VELOCITY VOLATILITY HEDGED LARGE CAP ETF (NYSE ARCA: SPXH)

each, a series of ALPS ETF Trust

by and in exchange for shares of beneficial interest of, respectively,

JANUS VELOCITY TAIL RISK HEDGED LARGE CAP ETF (NYSE ARCA: TRSK)

JANUS VELOCITY VOLATILITY HEDGED LARGE CAP ETF (NYSE ARCA: SPXH)

each, a series of Janus Detroit Street Trust

1290 Broadway

Suite 1100

Denver, CO 80203

1-877-583-5624

INTRODUCTION

This Proxy Statement/Prospectus is being furnished to shareholders of Janus Velocity Tail Risk Hedged Large Cap ETF (“Existing Fund I”) and Janus Velocity Volatility Hedged Large Cap ETF (“Existing Fund II” and, together with Existing Fund I, the “Existing Funds” and each and “Existing Fund”), each a series of the ALPS ETF Trust (the “Existing Trust”) in connection with a special meeting of shareholders of each Existing Fund to be held at the offices of ALPS Advisors, Inc., at 1290 Broadway, Suite 1100, Denver, Colorado on July 12, 2016 at 9:00 a.m. Mountain Time (together with any adjournments or postponements thereof, the “Special Meeting”).

To the Shareholders of Existing Fund I:

1.             At the Special Meeting, you will be asked to consider and vote upon a proposal to approve the actions and transactions described in the Agreement and Plan of Reorganization and Termination (“Reorganization Agreement I”), between the Existing Trust, on behalf of Existing Fund I, and Janus Detroit Street Trust (the “New Trust”), on behalf of its newly created series, Janus Velocity Tail Risk Hedged Large Cap ETF (“New Fund I”), pursuant to which all of the assets and liabilities of Existing Fund I will be transferred to New Fund I (which was established solely for the purpose of acquiring the assets of Existing Fund I and continuing Existing Fund I’s business)in exchange for shares of beneficial interest (“shares”) of New Fund I as described in the accompanying Proxy Statement and Prospectus and pursuant to which Existing Fund I will be liquidated and terminated (the “Fund I Reorganization”). As a result of this transaction, Shareholders of Existing Fund I will become Shareholders of New Fund I. Shareholders of Existing Fund I will receive shares of New Fund I (and cash with respect to any fractional shares held by an Existing Fund I shareholder) with a value equal to the aggregate net asset value of their shares of Existing Fund I held immediately prior to the Fund I Reorganization.

The investment objective of Existing Fund I and New Fund I are identical. Existing Fund I and New Fund I employ substantially the same principal investment strategies. For more information about New Fund I’s investment strategies, see “Summary of the Funds—Investment Objectives & Principal Investment Strategies” below.

2.             To act upon such other matters as may properly come before the Special Meeting.

To the Shareholders of Existing Fund II:

1.             At the Special Meeting, you will be asked to consider and vote upon a proposal to approve the actions and transactions described in the Agreement and Plan of Reorganization and Termination (“Reorganization Agreement I”), between the Existing Trust, on behalf of Existing Fund II, and Janus Detroit Street Trust (the “New Trust”), on behalf of its newly created series, Janus Velocity Volatility Hedged Large Cap ETF (“New Fund II”), pursuant to which all of the assets and liabilities of Existing Fund II will be transferred to New Fund II (which was established solely for the purpose of acquiring the assets of Existing Fund II and continuing Existing Fund II’s business)in exchange for shares of beneficial interest (“shares”) of New Fund II as described in the accompanying Proxy Statement and Prospectus and pursuant to which Existing Fund II will be liquidated and terminated (the “Fund II Reorganization”). As a result of this transaction, Shareholders of Existing Fund II will become Shareholders of New Fund II. Shareholders of Existing Fund II will receive shares of New Fund II (and cash with respect to any fractional shares held by an Existing Fund II shareholder) with a value equal to the aggregate net asset value of their shares of Existing Fund II held immediately prior to the Fund II Reorganization.

The investment objective of Existing Fund II and New Fund II are identical. Existing Fund II and New Fund II employ substantially the same principal investment strategies. For more information about New Fund II’s investment strategies, see “Summary of the Funds—Investment Objectives & Principal Investment Strategies” below.

2.                     To act upon such other matters as may properly come before the Special Meeting.

The Fund I Reorganization and the Fund II Reorganization are referred to together as the “Reorganizations” and each, a “Reorganization” in this Proxy Statement/Prospectus. The Existing Funds and New Funds are referred to in this Proxy Statement/Prospectus together as the “Funds” and each a “Fund.” The Agreement and Plan of Reorganization and Termination for each Reorganization, a form of which is attached hereto as Appendix A, is referred to as the “Plan” and collectively, the “Plans” in this Proxy Statement/Prospectus. References to the Plan apply to the Plan for each Reorganization unless otherwise indicated.

Upon consummation of a Reorganization, each Plan provides that an Existing Fund will transfer all of its assets and liabilities to its corresponding New Fund in exchange for shares of the corresponding New Fund (and cash with respect to any fractional shares held by an Existing Fund shareholder) in an amount equal to the aggregate net asset value of the Existing Fund shares then outstanding, which shares will be distributed to the shareholders of such Existing Fund in complete liquidation and termination of such Existing Fund. The exchange of shares (and cash with respect to any fractional shares held by an Existing Fund shareholder) will be conducted at the relative net asset value of the respective Existing Fund shares immediately prior to the Reorganization. The closing of a Reorganization, which is expected to occur on or about July 18, 2016 (the “Closing Date”), is contingent upon shareholder approval of the applicable Plan.

Any shareholder who owned shares of an Existing Fund as of the close of business on May 23, 2016 (the “Record Date”) will receive notice of the Special Meeting and will be entitled to vote at the Special Meeting on business related to that Existing Fund. The persons named as proxies will vote in their discretion on any other business that may properly come before the Special Meeting.

In the event that the necessary quorum to transact business or the vote required to approve a Plan is not obtained at the Special Meeting, the persons named as proxies may propose one or more adjournments to permit further solicitation of proxies. Any such adjournment will require the affirmative vote of the holders of a majority of shares of the related Existing Fund entitled to vote that are present in person or by proxy at the Special Meeting. If a quorum is not present, the persons named as proxies will vote the proxies, in accordance with applicable law, in favor of adjournment if they determine additional solicitation is warranted and in the interests of such Existing Fund’s shareholders.

The Existing Trust’s Board of Trustees, which oversees the Existing Funds, is soliciting proxies from shareholders of each Existing Fund for the Special Meeting. This Proxy Statement/Prospectus, Notice of Special Meeting, and the proxy card(s) are first being mailed to shareholders on or about June 13, 2016.

The Board of Trustees of the Existing Trust believes each proposed Reorganization is in the best interest of Existing Fund shareholders and recommends that you vote FOR the approval of the Plan to authorize the Reorganization with respect to your Existing Fund.

This Proxy Statement/Prospectus, which you should read carefully and retain for future reference, sets forth the information that you should know about the Existing Funds, the New Funds and the proposed Reorganizations, before voting on a Plan. If your Existing Fund’s Plan is approved, after the closing of its Reorganization, you would no longer be a shareholder of your Existing Fund, but would become a shareholder in the corresponding New Fund. This Proxy Statement/Prospectus constitutes an offering of the shares of the New Funds being issued in the Reorganizations.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Proxy Statement/Prospectus. Any representation to the contrary is a criminal offense.

Incorporation by Reference

For more information about the investment objectives, strategies, restrictions and risks of the Existing Funds and the New Funds see the following documents, which have each been filed with the U.S Securities and Exchange Commission (“SEC”) and are each incorporated by reference herein as appropriate:

i.	the Statement of Additional Information (“SAI”) dated June 6, 2016 relating to this Proxy Statement/Prospectus;

ii.	the Combined Prospectus of Existing Fund I and Existing Fund II dated March 31, 2016, as supplemented (File No. 811-22175);

iii.	the Combined SAI of Existing Fund I and Existing Fund II dated March 31, 2016, as supplemented (File No. 811-22175);

iv.	the Prospectuses of New Fund I and New Fund II, each dated February 22, 2016 (File No. 811-23112);

v.	the Combined SAI of New Fund I and New Fund II, each dated February 22, 2016 (File No. 811-23112); and

vi.	the combined Annual Report of the Existing Funds, for the fiscal year ended November 30, 2015 (File No. 811-22175).

No other parts of the Prospectuses, Statements of Additional Information, or Annual Report, such as information relating to other series of the Existing Trust or New Trust, are incorporated by reference. Each of the New Funds has not yet commenced operations and thus has yet to publish an annual or semi-annual report. The Prospectuses of the Existing Funds and their combined Annual Report have previously been delivered to Existing Fund shareholders. To provide you with additional information about the New Funds, the Prospectuses of New Fund I, into which Existing Fund I will reorganize, and New Fund II, into which Existing Fund II will reorganize, accompany this Proxy Statement/Prospectus. The New Funds are newly-organized and currently have no assets or liabilities. The New Funds have been created in connection with the Reorganizations for the purpose of acquiring the assets and liabilities of their corresponding Existing Funds and will not commence operations until the date of the Reorganizations.

Copies of the foregoing and any more recent reports filed after the date hereof may be obtained without charge by contacting your plan sponsor, broker-dealer or financial intermediary or by contacting:

For documents related to the Existing Funds: janus.com/etfs or 1-877-335-2687

For documents related to the New Funds: proxyonline.com/docs/janusvelocity or 1-866-387-9392

The shares of the Funds are not deposits or obligations of, or guaranteed or endorsed by, any financial institution or the U.S. Government, are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency, and involve risk, including the possible loss of the principal amount invested.

No person has been authorized to give any information or make any representation not contained in this Proxy Statement/Prospectus and, if so given or made, such information or representation must not be relied upon as having been authorized. This Proxy Statement/Prospectus does not constitute an offer to sell or a solicitation of an offer to buy any securities in any jurisdiction in which, or to any person to whom, it is unlawful to make such offer or solicitation.

Each Fund is subject to the informational requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended (the “1940 Act”), and files reports, proxy materials, and other information with the SEC. You may review and copy information about the Funds at the Public Reference Room of the SEC or get text only copies, after paying a duplicating fee, by sending an electronic request by e-mail to publicinfo@sec.gov or by writing to or calling the Commission’s Public Reference Section, Washington, D.C. 20549-1520 (1-202-551-8090). Information on the operation of the Public Reference Room may also be obtained by calling this number. You may also obtain reports and other information about the Funds from the Electronic Data Gathering Analysis and Retrieval (EDGAR) Database on the SEC’s website at http://www.sec.gov.

PROXY STATEMENT/PROSPECTUS

June 8, 2016

TABLE OF CONTENTS

Q&A / SYNOPSIS	1

SUMMARY OF THE FUNDS	5

Organization	5

Investment Objectives & Principal Investment Strategies	5

Management of the Funds	9

Comparison of Fees and Expenses	11

Portfolio Turnover	12

Principal Investment Risks	12

Comparison of Fund Performance	16

Purchase and Sale of Fund Shares	17

Tax Information	18

Payments to Broker-Dealers and Other Financial Intermediaries	18

THE REORGANIZATIONS	18

The Plan	18

Reasons for the Reorganizations	18

Federal Income Tax Consequences	20

Securities to Be Issued and Shareholder Rights	22

Capitalization	22

ADDITIONAL INFORMATION ABOUT THE FUNDS	22

Additional Investment Strategies and General Portfolio Policies	22

Fundamental Investment Restrictions	24

Additional Risks of the Funds	24

Additional Information about the Funds’ Principal Investment Strategies	25

Pricing of Fund Shares	27

Purchase and Sale of Fund Shares	27

Dividends and Distributions	29

Frequent Purchases and Redemptions	30

Tax Consequences	30

Distribution Arrangements	31

Trustees and Officers	31

Service Providers	32

Charter Documents	32

ADDITIONAL INFORMATION	33

Quorum and Voting	33

Share Ownership	34

Solicitation of Proxies	34

Shareholder Proposals for Subsequent Shareholder Meetings	35

Other Matters to Come Before the Special Meeting	36

Copies of Fund Information	36

i

APPENDICES

Appendix A – Agreement and Plan of Reorganization and Termination	A-1

Appendix B – Investment Policies and Restrictions	B-1

ii

Q&A /

SYNOPSIS

This Proxy Statement/Prospectus provides a brief overview of the key features and other matters typically of concern to shareholders considering a proposed reorganization between investment companies. The following questions and answers provide an overview to help you understand and vote on proposals to be considered at the Special Meeting. These responses are qualified in their entirety by the remainder of this Proxy Statement/Prospectus, which you should read carefully because it contains additional information and further details regarding the Reorganizations. The description of the Reorganizations is qualified by reference to the full text of the Plans, a form of which is attached to this proxy statement/prospectus as Appendix A.

Q.	What is being proposed?

A.	The Board of Trustees of the Existing Trust recommends that:

1.	Shareholders of Existing Fund I approve an Agreement and Plan of Reorganization and Termination that contemplates the reorganization of Existing Fund I (a series of the Existing Trust) into New Fund I (a newly created series of the New Trust established solely for the purpose of acquiring the assets of Existing Fund I and continuing Existing Fund I’s business), and provides that Existing Fund I will transfer all of its assets and liabilities to New Fund I in exchange for shares of New Fund I, which shares will be distributed to the shareholders of Existing Fund I (along with cash in respect of any fractional shares held by Existing Fund I shareholders) in complete liquidation and termination of Existing Fund I; and

2.	Shareholders of Existing Fund II approve an Agreement and Plan of Reorganization and Termination that contemplates the reorganization of Existing Fund II (a series of the Existing Trust) into New Fund II (a newly created series of the New Trust established solely for the purpose of acquiring the assets of Existing Fund II and continuing Existing Fund II’s business), and provides that Existing Fund II will transfer all of its assets and liabilities to New Fund II in exchange for shares of New Fund II, which shares will be distributed to the shareholders of Existing Fund II (along with cash in respect of any fractional shares held by Existing Fund II shareholders) in complete liquidation and termination of Existing Fund II.

Q.	Why are you sending me this information?

A.

You are receiving this Proxy Statement/Prospectus because you owned shares of one or both Existing Funds as of May 23, 2016 and: (i) as a shareholder of Existing Fund I, you have a right to vote on the Fund I Reorganization, (ii) as a shareholder of Existing Fund II, you have a right to vote on the Fund II Reorganization, or (iii) as a shareholder of both Existing Fund I and Existing Fund II, you have a right to vote on both the Fund I Reorganization and the Fund II Reorganization.

If the Plan for your Existing Fund is approved, as of the Closing Date (on or about July 18, 2016) you will receive shares of the corresponding New Fund (along with cash in respect of any fractional shares you held) equivalent to the value of your Existing Fund shares, in complete liquidation and termination of your Existing Fund, and you will no longer be a shareholder of your Existing Fund, but would become a shareholder of the corresponding New Fund.

Specifically, each Existing Fund will transfer all of its assets and liabilities to its corresponding New Fund in exchange for the number of shares of the corresponding New Fund (and cash in respect of any fractional shares) equal to the number of Existing Fund shares then outstanding, which shares (and cash) will be distributed to the shareholders of such Existing Fund in complete liquidation and dissolution of such Existing Fund. The exchange of shares (and cash) will be conducted at the relative net asset value of the respective Existing Fund shares to be exchanged. The closing of each Existing Fund’s Reorganization, which is expected to occur on or about July 18, 2016 (the “Closing Date”), is contingent upon shareholder approval and conditioned upon receipt of an opinion of counsel that the Reorganizations qualify as a tax-free reorganization.

Q.	How will I be affected by the Reorganizations?

A.

The New Funds have been created to have the same investment objective, and substantially the same investment strategies, risks and policies as their corresponding Existing Funds. Following the Reorganizations, the primary change for Existing Fund shareholders is that their Fund will be a series of the New Trust rather than a series of the Existing Trust and the New Funds will be managed by Janus Capital Management LLC (“Janus”) rather than ALPS Advisors, Inc. (“ALPS”).

The Reorganizations are expected to take place at the close of business on or about July 15, 2016. Upon the closing of the Reorganizations, the assets and liabilities of each Existing Fund will be transferred to the applicable New Fund in exchange for shares of the New Fund (and cash with respect to fractional shares of an Existing Fund) in accordance with the Plan. The New Funds, new series established specifically for the purpose of receiving the assets and liabilities of the Existing Funds, do not currently have any assets or liabilities other than the proceeds from one share of each New Fund that has been transferred to Janus as the initial Shareholder. Shareholders of the Existing Funds will receive shares of the New Funds (and cash with respect to fractional shares) with the same aggregate net asset value (“NAV”) as the shares of the respective Existing Funds they owned immediately prior to the Reorganization and will not experience any dilution in value. After all shares of the Existing Funds have been redeemed, the Existing Funds will be liquidated and terminated as series of the Existing Trust.

Q.	What is the purpose of the proposed Reorganizations?

A.

As background, to broaden product choices and facilitate entrance into the exchange traded product business, Janus Capital Group Inc. (“JCG”) acquired VS Holdings Inc., the parent company of VelocityShares LLC, a sponsor of exchange-traded products in 2014. Pursuant to a licensing agreement, VelocityShares Index and Calculation Services, a division of VelocityShares LLC, is the index provider of the Underlying Indices for the Existing Funds. The license agreement was assumed by Janus Index & Calculation Services, a subsidiary of JCG, following JCG’s acquisition of VelocityShares.

In recent months, Janus informed ALPS of its desire to launch new exchange-traded funds (i.e., the New Funds) that have identical investment objectives as the Existing Funds, and its desire for the Existing Funds to be merged into the New Funds. ALPS and Janus believe that it is in the best interests of Existing Fund shareholders to merge the Existing Funds into the New Funds in lieu of a liquidation of the Existing Funds for cash. Among other considerations, continued operation of the Existing Funds within the Existing Trust would result in two competing sets of funds with identical investment objectives on different fund platforms, and Janus Index & Calculation Services may terminate ALPS’ license to use the Existing Funds’ Underlying Indices at any time upon 90 days’ notice.

The Reorganizations, if consummated, would provide Existing Fund shareholders with the opportunity to continue to invest in a corresponding New Fund offering the same investment objective, and subject to substantially the same investment strategies, policies, and risks as their Existing Fund, but as part of a Janus-structured platform.

Q.	Once the Reorganizations are completed, who will be the investment adviser of the New Funds?

A.

Janus, as investment adviser to the New Funds, will be responsible for the day-to-day management of the New Funds’ investment portfolios and will furnish continuous advice and recommendations concerning the New Funds’ investments. Janus will also provide certain administration and other services and will be responsible for other business affairs of the New Funds. Co-portfolio managers Scott M. Weiner and Benjamin Wang will jointly share responsibility for the day-to-day management of the New Funds, with no limitation on the authority of one co-portfolio manager in relation to the other. The Co-portfolio managers of the New Funds were instrumental in designing and maintaining the underlying indices of the Existing Funds (which are also the underlying indices for the New Funds).

Janus (together with its predecessors) has served as investment adviser to Janus mutual funds since 1970 and currently serves as investment adviser to all of the Janus funds (including other exchange-traded funds as of February 2016), acts as sub-adviser for a number of private-label mutual funds, and provides separate account advisory services for institutional accounts and other unregistered products. As of March 31, 2016 Janus provided investment advisory services on approximately $130.9 billion in assets. Janus’ principal business address is 151 Detroit Street, Denver, Colorado 80206. Janus Index & Calculation Services LLC, an affiliate of Janus, provides and maintains the Existing Funds’ underlying indices, and has represented that it will continue to provide and maintain the same underlying indices for the New Funds after the Reorganizations. Given this and other information summarized herein, ALPS concluded that reorganizing the Existing Funds into the New Funds would be in the best interests of the Existing Funds and their shareholders and thus proposed the Reorganizations to the Existing Trust’s Board of Trustees.

Q.	What is the recommendation of the Board of Trustees of the Existing Trust?

A.

After careful consideration, at a meeting held on March 7, 2016, the Board of Trustees of the Existing Trust, including the Trustees who are not “interested persons” of the Existing Trust (as defined in the Investment Company Act of 1940, as amended) (the “Independent Trustees”) determined that the proposed Reorganizations are in the best interests of each Existing Fund and its shareholders.

Accordingly, the Board of Trustees of the Existing Trust recommends that you vote FOR the approval of the Plan to authorize the Reorganization with respect to your Existing Fund.

Q.	What did the Board of Trustees of the Existing Trust consider in determining that the Reorganizations are in the best interests of each Existing Fund and its shareholders?

A.	The factors considered by the Board of Trustees of the Existing Trust in its evaluation of the Reorganizations included, but were not limited to, the following:

●	that the New Funds have not yet commenced operations and are intended to be duplicates of the Existing Funds that will essentially continue their operations;

●	that the investment objectives of each of the Existing Funds and its corresponding New Fund are the same, including the identity of the underlying index;

●	that the strategies of the Existing Funds and the New Funds are substantially the same;

●	that the New Funds would have the same management fee as the Existing Funds;

●

that there is expected to be no gain or loss recognized by Shareholders for U.S. federal income tax purposes as a result of the Reorganizations, other than gain or loss recognized by Shareholders in connection with cash received in lieu of fractional shares;

●	other potential tax consequences to the Funds (including the ability of the New Funds to assume any loss carry-

forwards of the respective Existing Funds);

●

that the NAV of the shares that Shareholders of the Existing Funds will receive in the Reorganizations will equal the NAV of the full shares that Shareholders of the Existing Funds own immediately prior to the applicable Reorganization (fractional shares will be delivered in cash), and that Shareholders of the Existing Funds will not be diluted as a result of the Reorganizations;

●

the capabilities of Janus to serve as the adviser to the New Funds subject to the supervision of the Board of Trustees of the New Trust, and the capabilities of the Janus portfolio managers to be responsible for the day-to-day investment management of the New Funds. Janus has been an investment adviser since 1970 and also acts as adviser or sub-adviser to mutual funds, other ETFs, other pooled investment vehicles and separate accounts. Janus, through its acquisition of VelocityShares, has deep familiarity with the Existing Funds and their underlying indices;

●	that the Plan requires the approval of each Existing Fund’s shareholders;

●	that the costs associated with the Reorganizations for the Existing Funds will be paid by Janus, and will not be borne by the Existing Funds’ Shareholders;

●	that the Existing Trust would be losing two of its series and a portion of its assets if the Reorganizations are approved;

●	that the Existing Funds would continue to operate as series of the Existing Trust, for the near-term, if the Reorganizations are not approved by Shareholders;

●

that alternatives to the Reorganizations include (1) maintaining the status quo, which may ultimately result in termination of ALPS’ license to use the underlying indices and thus require the liquidation of the Existing Funds or (2) liquidation of the Existing Funds; and

●	that providing a continuing investment option to shareholders of the Existing Funds, in the form of the New Funds, was preferable to a liquidation of the Existing Funds for cash.

Q.	Will I own the same number of shares of a New Fund as I currently own of an Existing Fund?

A.

You will receive the shares of the New Fund (and cash with respect to any fractional shares of an Existing Fund) equivalent in value to the Existing Fund shares you own as of the Closing Date of the Reorganizations. However, the value of the shares (and cash) you receive will depend on the relative net asset values of the shares of your Existing Fund and the corresponding New Fund as of the close of trading on the New York Stock Exchange (“NYSE”) on the business day prior to the closing of the Reorganizations.

Q. Are there any significant differences between the investment objectives and investment strategies and policies of the Existing Funds and the New Funds?

A.

The investment objectives of each Existing Fund and its corresponding New Fund are identical and the investment strategies, policies and risks of each New Fund and its corresponding Existing Fund are substantially the same. Further information comparing the investment objectives, strategies, restrictions, and risks is included in this Proxy Statement/Prospectus.

Q. How does the current fee structure of the Existing Funds compare to the expected fee structure of the New Funds after the Reorganizations?

A.

The fee structure of the Existing Funds is expected to be substantially the same to the fee structure of the New Funds after the Reorganizations. The management fee for each Existing Fund is identical to the management fee for its corresponding New Fund. Pro forma fee, expense, and financial information is included in this Proxy Statement/Prospectus.

Q.	What are the federal income tax consequences of the Reorganizations?

A.

Each Reorganization is expected to qualify as a “reorganization” for federal income tax purposes (under section 368(a) of the Internal Revenue Code of 1986, as amended) and will not take place unless the Existing Trust and the New Trust receive a legal opinion from Stradley Ronon Stevens & Young, LLP to that effect. In general, each of the Existing Funds will not recognize any capital gain or loss as a direct result of the Reorganizations, and Shareholders of each of the Existing Funds will not recognize any gain or loss upon receipt of shares of the applicable New Fund in connection with the

Reorganizations (except with respect to cash received in lieu of fractional shares). You may receive a regular distribution towards the end of the 2016 calendar year. However, in order to effect the Reorganizations, prior to the Closing Date you may receive an additional distribution of ordinary income or capital gains that your Existing Fund has accumulated as of the date of the distribution. Additionally, as a result of the Reorganizations, a New Fund may lose the ability to utilize a portion of realized capital losses that its corresponding Existing Fund might have used absent the Reorganizations to offset or defer gains on sales of portfolio securities under some circumstances. As always, if you choose to sell your shares (whether before or after the Reorganizations), you may realize a taxable gain or loss depending on the performance of such shares since you acquired them; therefore, consider consulting a tax adviser before any sale.

Q.	Will my cost basis change as a result of the Reorganizations?

A.

No, your total cost basis is not expected to change as a result of the Reorganizations. However, since the number of shares you hold after the Reorganizations may differ from the number of shares you held prior to the Reorganizations, your average cost basis per share may change.

Q.	Will there be any commission or other transactional fee in connection with the Reorganizations?

A.

No. There will be no commission or other transactional fee in connection with the Reorganizations. The shares of each Existing Fund will be exchanged for shares (and cash in respect of fractional shares held by Existing Fund shareholders) of the corresponding New Fund having equal value, without any commission or other transactional fee being imposed.

Q.	Will the Reorganization affect my ability to buy and sell shares?

A.

No. Existing Fund shareholders may continue to make additional purchases or sales of the Existing Funds’ shares through their financial intermediary up to a few days before the Reorganization, which is anticipated to be on or about July 15, 2016. Any purchase or sales of Fund shares made just prior to, on, or after the Reorganization will effectively be purchases or sales of the New Funds. If the Reorganizations are approved, your Existing Fund shares will automatically be converted to corresponding New Fund shares (and your fractional shares will automatically be converted to cash). You will receive confirmation of this transaction following the Reorganizations.

Q.	Will either Fund pay fees associated with the Reorganizations?

A.	No. Janus has agreed to pay all costs associated with the Reorganizations.

Q.	If shareholders approve the Reorganizations, when will the Reorganizations take place?

A.

If approved, the Reorganizations are expected to occur on or about July 15, 2016, or as soon as reasonably practicable after shareholder approval is obtained. After completion of the Reorganizations, affected shareholders will receive a confirmation statement reflecting the number of New Fund shares owned (and the cash received in exchange for fractional shares of the Existing Fund). No certificates for shares will be issued in connection with the Reorganizations.

Q.	What happens if the Reorganizations are not approved, or if only one is approved?

A.

If the Reorganizations are not approved, you would continue to hold shares of your Existing Fund. The corresponding New Fund would not commence operations and the Board of Trustees of the Existing Trust would determine what further action, if any, to take, which may include liquidation of the Existing Funds. Alternatives to the Reorganizations include (1) maintaining the status quo, which may ultimately result in termination of ALPS’ license to use the underlying indices and thus require the liquidation of the Existing Funds or (2) liquidation of the Existing Funds.

In the event one Existing Fund Reorganization is approved but the other Existing Fund Reorganization is not approved, the failure of an Existing Fund to consummate its Reorganization contemplated by its Plan shall not affect the consummation or validity of the Reorganization with respect to the other Existing Fund. Accordingly, it is possible that if a shareholder owns shares in both Existing Funds and one of the Reorganizations is not consummated, then after the Closing Date, such shareholder would continue to own shares of their Existing Fund that failed to consummate its Reorganization and shares of a New Fund after consummation of the approved Reorganization.

Q.	How many votes am I entitled to cast?

A.

You are entitled to one vote for each full share (or a proportionate fractional vote for each fractional share) of Existing Fund shares held in your name or on your behalf on the Record Date. Shareholders of record of the Existing Funds at the close of business on the Record Date will receive notice of and be asked to vote on the Plan that corresponds to such Existing Fund shares held.

Q.	How can I vote my shares?

A.	You can vote in any one of four ways:

•	By mail, by sending the enclosed proxy card (signed and dated) in the enclosed envelope;
•	Through the internet by going to the website listed on your proxy card;
•	By telephone using the toll-free number listed on your proxy card; or
•	In person, by attending the Special Meeting July 12, 2016 (or any adjournments or postponements thereof).

Whichever method you choose, please take the time to read the full text of this Proxy Statement/Prospectus before you vote.

Q.	If I vote my proxy now as requested, can I change my vote later?

A.

Yes. You may revoke your proxy vote at any time before it is voted at the Special Meeting by: (1) delivering a written revocation to the Secretary of the Trust, 1290 Broadway, Suite 1100, Denver, Colorado 80203; (2) submitting a subsequently executed proxy vote; or (3) attending the Special Meeting and voting in person. Even if you plan to attend the Special Meeting, we ask that you return the enclosed proxy card or vote by telephone or the internet. This will help us to ensure that an adequate number of shares are present at the Special Meeting for consideration of the Reorganizations.

Q.	What is the required vote to approve the Reorganizations?

A.

Approval of each Reorganization will require the affirmative vote of a “majority of the outstanding voting securities” for each Existing Fund within the meaning of the Investment Company Act of 1940, as amended (the “1940 Act”). This means the lesser of (1) 67% or more of the shares present at the Special Meeting if the holders of more than 50% of the outstanding shares are present or represented by proxy, or (2) more than 50% of the outstanding shares.

Q.	Whom should I call for additional information about this Proxy Statement/Prospectus?

A.	Please call D.F. King, your Existing Fund’s information agent (proxy solicitor), at 1-866-387-9392.

SUMMARY OF THE

FUNDS

This section provides a summary of each Fund, including but not limited to, each Fund’s organization, investment objective, fees and expenses, primary investment strategies and risks, and historical performance. Please note that this is only a brief discussion and is qualified in its entirety by reference to the complete information contained herein, including the Funds’ prospectuses which are incorporated by reference. There is no assurance that a Fund will achieve its stated objective. The Funds are designed for long-term investors who primarily seek growth of capital and who can tolerate the greater risks associated with common stock investments.

Organization

The Existing Trust, of which each Existing Fund is a series, and the New Trust, of which each New Fund is a series (created solely for the purpose of effecting the Reorganizations), are each an open-end, registered management investment company organized as a Delaware statutory trust.

Investment Objectives & Principal Investment Strategies

New Fund I, a separate series of the New Trust, has been created solely for the purpose of acquiring the assets of Existing Fund I and continuing Existing Fund I’s business, and will not conduct any investment operations until after consummation of the Fund I Reorganization. As set forth in the table below, New Fund I, after it commences operations after consummation of the Fund I Reorganization, will have identical investment objectives, and substantially the same investment strategies and policies as Existing Fund I. This information is qualified in its entirety by the prospectuses of Existing Fund I and New Fund I, which are incorporated by reference.

	Existing Fund I	New Fund I Post- Reorganization
Investment Objective	Seeks investment results that correspond generally, before fees and expenses, to the performance of its underlying index, the VelocityShares Tail Risk Hedged Large Cap Index (the “Fund I Underlying Index”), which is an index comprised of	Same

three Underlying Large Cap ETFs (as defined below) and two Underlying Volatility ETFs (as defined below, together the “Underlying Index ETFs”).
Principal Investment Strategy	Seeks to invest at least 80% of its net assets (plus any borrowings for investment purposes) in the Underlying Index ETFs.	Same
Principal Investment Strategy	Intends to invest 15%, but may invest up to 20%, of its net assets in swap agreements or other derivatives instead of investing directly in certain Underlying Index ETFs.

Same, although the New Fund I’s disclosure has been revised to clarify that under normal circumstances, the Fund intends to invest 85% of its net assets in ETFs that provide exposure to large capitalization securities, and 15% of its net assets to a volatility strategy, which will generally invest in swap agreements or other derivatives instead of investing directly in certain Underlying Index ETFs.

Underlying Index and its Allocations	The Fund I Underlying Index reflects the performance of a portfolio providing exposure to: (1) A large cap equity portfolio, consisting of SPDR S&P 500 ETF Trust, Vanguard S&P 500 ETF, and iShares Core S&P 500 ETF (collectively, the “Underlying Large Cap ETFs”), which track the Standard & Poor’s 500 Index (the “S&P 500”); and (2) A volatility strategy to hedge “tail risk” events (which are market events that occur rarely but may result in severe negative market performance when they do occur) in the S&P 500, consisting of Ultra VIX Short-Term Futures ETF (the “Ultra Fund”) and Short VIX Short-Term Futures ETF (the “Short Fund” and, together with the Ultra Fund, the “Underlying Volatility ETFs”), which utilize futures contracts, swap agreements and other financial investments to gain leveraged or inverse positions on the S&P 500 VIX Short-Term Futures Index (the “Short-Term VIX Futures”). The “VIX” refers to the Chicago Board Options Exchange, Incorporated (“CBOE”) Volatility Index. The VIX is designed to measure the market’s expectation of 30-day volatility in the S&P 500. The Short-Term VIX Futures measures the movements of a combination of VIX futures contracts and is designed to track changes for the VIX one month in the future.	Same, although the New Fund I’s disclosure has been revised to clarify that the Short-Term VIX Futures measures the movements of a combination of VIX futures contracts and is designed to track changes in the expected volatility of the S&P 500 one month in the future.
	The Fund I Underlying Index consists of an 85% allocation to the Underlying Large Cap ETFs (split evenly between each Underlying Large Cap ETF) and a 15% allocation to the Underlying Volatility ETFs (such allocation being the “Fund I Volatility Component”). The Fund I Underlying Index is rebalanced monthly to reset the allocations to the Underlying Large Cap ETFs and the Fund I Volatility Component to 85% and 15%, respectively. The Fund I Underlying Index’s allocation between Underlying Index ETFs is designed to reflect the performance of the S&P 500 while also providing a hedging exposure against “tail risk” events on the S&P 500.	Same, although the New Fund I’s disclosure has been revised to clarify that the Volatility Component seeks to hedge against “tail risk” events, to the extent such events and/or the market reaction to such events are reflected in prices of VIX futures.
Underlying Index ETFs	Fund I Underlying Index allocates the Fund I Volatility Component to a target weight between the Underlying Volatility ETFs as follows: Index : VelocityShares Tail Risk Hedged Large Cap Index	Same

Target Allocation : 45% (Ultra Fund, with 2x exposure), 55% (Short Fund, with -1x exposure) Target Net Allocation : 35% Long
Method	Will attempt to correspond generally, before fees and expenses, to the performance of the Fund I Underlying Index by investing in (a) shares of the Fund I Underlying Large Cap ETFs and (b) one or more swaps or other instruments designed to provide exposure to the performance of the Fund I Underlying Volatility ETFs and/or the leveraged and/or inverse exposure to the Short-Term VIX Futures directly.	Same
	May also invest directly in shares of the Fund I Underlying Volatility ETFs, though it does not currently intend to do so. While the Fund I Underlying Volatility ETFs utilize futures contracts, swap agreements and other financial instruments, the only direct use of such instruments will be solely as described in (b) above.	Same, although the New Fund I’s disclosure has been revised to clarify that futures may also be used in the Volatility Component, but the Fund does not currently expect to use such instruments under normal circumstances.
Securities Lending Policy	May lend its portfolio securities to brokers, dealers and other financial institutions desiring to borrow securities to complete transactions and for other purposes. In connection with such loans, the Fund receives liquid collateral equal to at least 102% of the value of the portfolio securities being lent. This collateral is marked to market on a daily basis.	May lend portfolio securities on a short-term or long-term basis, in an amount equal to up to one-third of its total assets as determined at the time of the loan origination. When a Fund lends its securities, it receives collateral (including cash collateral), at least equal to 102% of the value of securities loaned. This collateral is marked to market on a daily basis.

New Fund II, a separate series of the New Trust, has been created solely for the purpose of acquiring the assets of Existing Fund II and continuing Existing Fund II’s business, and will not conduct any investment operations until after consummation of the Fund II Reorganization. As set forth in the table below, New Fund II, after it commences operations after consummation of the Fund II Reorganization, will have identical investment objectives, and substantially the same investment strategies and policies as Existing Fund II. This information is qualified in its entirety by the prospectuses of Existing Fund II and New Fund II, which are incorporated by reference.

	Existing Fund II	New Fund II Post-Reorganization
Investment Objective	Seeks investment results that correspond generally, before fees and expenses, to the performance of its underlying index, the VelocityShares Volatility Hedged Large Cap Index (the “Fund II Underlying Index”), which is an index comprised of the Underlying Index ETFs (three Underlying Large Cap ETFs and two Underlying Volatility ETFs).	Same
Principal Investment Strategy	Seeks to invest at least 80% of its net assets (plus any borrowings for investment purposes) in the Underlying Index ETFs.	Same
Principal Investment Strategy	Intends to invest 15%, but may invest up to 20%, of its net assets in swap agreements or other derivatives instead of investing directly in certain Underlying Index ETFs.	Same, although New Fund II’s disclosure has been revised to clarify that under normal circumstances, the Fund intends to invest 85% of its net assets in ETFs that provide exposure to large capitalization securities, and 15% of its net assets to a volatility strategy, which will generally invest in swap agreements or other derivatives instead of investing directly in certain

Underlying Index ETFs.
Underlying Index and its Allocations	The Fund II Underlying Index reflects the performance of a portfolio providing exposure to: (1) A large cap equity portfolio, consisting of the Underlying Large Cap ETFs, which track the S&P 500; and (2) A volatility strategy to hedge “tail risk” events (which are market events that occur rarely but may result in severe negative market performance when they do occur) in the S&P 500, consisting of the Underlying Volatility ETFs (the Ultra Fund and the Short Fund), which utilize futures contracts, swap agreements and other financial investments to gain leveraged or inverse positions on the S&P 500 Short-Term VIX Futures. The Short-Term VIX Futures measures the movements of a combination of VIX futures contracts and is designed to track changes for the VIX one month in the future.	Same, although the New Fund II’s disclosure has been revised to clarify that the Short-Term VIX Futures measures the movements of a combination of VIX futures contracts and is designed to track changes in the expected volatility of the S&P 500 one month in the future.
	The Fund II Underlying Index consists of an 85% allocation to the Underlying Large Cap ETFs (split evenly between each Underlying Large Cap ETF) and a 15% allocation to the Underlying Volatility ETFs (such allocation being the “Fund II Volatility Component”). The Fund II Underlying Index is rebalanced monthly to reset the allocations to the Underlying Large Cap ETFs and the Fund II Volatility Component to 85% and 15%, respectively. The Fund II Underlying Index’s allocation between Underlying Index ETFs is designed to reflect the performance of the S&P 500 while also providing a hedging exposure against “volatility” on the S&P 500.	Same, although the New Fund II’s disclosure has been revised to clarify that the Volatility Component seeks to hedge against “volatility” to the extent volatility is reflected in the prices of VIX futures.
Underlying Index ETFs

The Fund II Underlying Index allocates the Fund II Volatility Component to a target weight between the Underlying Volatility ETFs as follows:

Index : VelocityShares Volatility Hedged Large Cap Index

Target Allocation : 1/3 (Ultra Fund, with 2x exposure),

                                 2/3 (Short Fund, with -1x exposure)

Target Net Allocation : Neutral

Same
Method	Will attempt to correspond generally, before fees and expenses, to the performance of the Fund II Underlying Index by investing in (a) shares of the Underlying Large Cap ETFs and (b) one or more swaps or other instruments designed to provide exposure to the performance of the Underlying Volatility ETFs and/or the leveraged and/or inverse exposure to the Short-Term VIX Futures directly.	Same
	May also invest directly in shares of the Underlying Volatility ETFs, though it does not currently intend to do so. While the Underlying Volatility ETFs utilize futures contracts, swap agreements and other financial instruments, the only direct use of such instruments will be solely as described in (b) above.	Same, although the New Fund II’s disclosure has been revised to clarify that futures may also be used in the Volatility Component, but the Fund does not currently expect to use such instruments under normal circumstances.
Securities Lending Policy	May lend its portfolio securities to brokers, dealers and other financial institutions desiring to borrow securities to complete transactions and for other purposes. In connection with such loans, the Fund receives liquid collateral equal to at least 102% of the value of the portfolio securities being lent. This collateral is marked to	May lend portfolio securities on a short-term or long-term basis, in an amount equal to up to one-third of its total assets as determined at the time of the loan origination. When a Fund lends its securities, it receives

market on a daily basis.	collateral (including cash collateral), at least equal to 102% of the value of securities loaned. This collateral is marked to market on a daily basis.

The Fund I Underlying Index and Fund II Underlying Index are each compiled and administered by Janus Index & Calculation Services LLC.

Comparison of Principal Investment Risks

The chart below compares the principal risks of each Fund. Because each Fund has the same investment objective (tracking its Underlying Index), and substantially the same investment strategies and policies, the principal risks are the same for each Fund. Descriptions of these principal risks and special considerations associated with investing in each Fund are set forth under “Principal Investment Risks” below and in greater detail later in this Proxy Statement/Prospectus under “Additional Information About the Funds – Additional Risks of the Funds.’’ As with any security, an investment in any Fund involves certain risks, including loss of principal. The fact that a particular risk is not identified does not mean that a Fund, as part of its overall investment strategy, does not invest or is precluded from investing in securities that give rise to that risk. Although the Funds may be less volatile than funds that invest most of their assets in common stocks, the Fund’s returns and yields will vary, and you could lose money.

	Existing Fund I	New Fund I Post- Reorganization	Existing Fund II	New Fund II Post- Reorganization
Fund of Funds Risk	X	X	X	X
Underlying Index ETFs Risks	X	X	X	X
Market Risk	X	X	X	X
Stock Market Risk	X	X	X	X
Equity Investing Risk	X	X	X	X
Investment Style Risk	X	X	X	X
Non-Correlation Risk	X	X	X	X
Large Capitalization Company Risk	X	X	X	X
Swap Risk	X	X	X	X
Compounding Risk	X	X	X	X
Risk of Leveraged and Inverse Investment	X	X	X	X
Liquidity Risk	X	X	X	X
Nondiversification Risk	X	X	X	X
Cash Redemption Risk	X	X	X	X
Fluctuation of Net Asset Value Risk	X	X	X	X
Trading Issues Risk	X	X	X	X

Management of the Funds

Investment Adviser—Existing Funds: ALPS Advisors, Inc. (“ALPS”), 1290 Broadway, Suite 1100, Denver, Colorado 80203, is the investment adviser to the Existing Funds. ALPS has served as the investment adviser to the Funds since their inception and, as of March 31, 2016, ALPS provided supervisory and management services on approximately $13.25 billion in assets through closed-end funds, mutual funds and exchange-traded funds.

Investment Adviser—New Funds: Janus Capital Management LLC (“Janus”), 151 Detroit Street, Denver, Colorado 80206-4805, is the investment adviser to the New Funds, which will be managed in accordance with the same investment objective, and substantially the same investment strategies, policies, risks as the corresponding Existing Fund immediately prior to its Reorganization.

Janus will be responsible for the day-to-day management of the New Funds’ investment portfolio and will furnish continuous advice and recommendations concerning the New Funds’ investments. Janus will also provide certain administration and other services and will be responsible for other business affairs of the New Funds. Janus (together with its predecessors) has served as investment adviser to Janus mutual funds since 1970 and currently serves as investment adviser to all of the Janus funds (including other exchange-traded funds as of February 2016), acts as sub-adviser for a number of private-label mutual funds, and provides separate account advisory services for institutional accounts and other unregistered products. As of March 31, 2016 Janus provided investment advisory services on approximately $130.9 billion in assets.

Janus has received an exemptive order from the Securities and Exchange Commission that permits Janus, subject to the approval of the New Trust’s Board of Trustees, to appoint or replace certain sub-advisers to manage all or a portion of a New Fund’s assets and enter into, amend, or terminate a sub-advisory agreement with certain sub-advisers without obtaining shareholder approval (a “manager-of-managers structure”). The manager-of-managers structure applies to sub-advisers that are not affiliated with the New Trust or Janus (“non-affiliated sub-advisers”), as well as any sub-adviser that is an indirect or direct “wholly owned subsidiary” (as such term is defined by the 1940 Act) of Janus or of another company that, indirectly or directly, wholly owns Janus (collectively, “wholly-owned sub-advisers”). Pursuant to the order, Janus, with the approval of the New Trust’s Board of Trustees, has the discretion to terminate any sub-adviser and allocate and reallocate a New Fund’s assets among Janus and any other non-affiliated sub-advisers or wholly-owned sub-advisers (including terminating a non-affiliated sub-adviser and replacing it with a wholly-owned subadviser). Janus, subject to oversight and supervision by the New Trust’s Board of Trustees, has responsibility to oversee any sub-adviser to the New Funds and to recommend for approval by the Trustees, the hiring, termination, and replacement of sub-advisers for the New Funds. The order also permits the New Funds to disclose sub-advisers’ fees only in the aggregate in the SAI. In the event that Janus hires a new sub-adviser pursuant to the manager-of-managers structure, the New Funds would provide shareholders with information about the new sub-adviser and sub-advisory agreement within 90 days. The New Trust’s Board of Trustees and the initial shareholder of the New Funds have approved the use of a manager-of-managers structure for the New Funds, although Janus has no present intention of engaging a subadviser to manage the New Funds.

Portfolio Managers—Existing Funds: Michael Akins, Senior Vice President, Director of Index Management & Product Oversight of ALPS Advisors, Inc. and Ryan Mischker, Manager of Index Management of ALPS Advisors, Inc. are responsible for the day to day management of the Existing Funds. Mr. Akins and Mr. Mischker have each served in such capacity since the Existing Funds’ inception and March 2015, respectively.

Portfolio Managers—New Funds: Co-portfolio managers Benjamin Wang and Scott M. Weiner will jointly share responsibility for the day-to-day management of the New Funds, with no limitation on the authority of one co-portfolio manager in relation to the other.

Benjamin Wang, CFA, is co-portfolio manager of the New Funds, which he has co-managed since inception. He is also a portfolio manager of other Janus accounts. Mr. Wang joined Janus in November 2014 following Janus’ acquisition of VelocityShares, LLC. Prior to joining Janus, Mr. Wang was Vice President at VelocityShares, LLC from 2012 to 2014, and an execution trader at Goldman Sachs Asset Management from 2007 to 2012. He holds a Bachelor of Science degree and a Master of Engineering in Computer Science from the Massachusetts Institute of Technology, and a Master of Science degree in Financial Engineering from Columbia University. Mr. Wang holds the Chartered Financial Analyst designation.

Scott M. Weiner, DPhil, is co-portfolio manager of the New Funds, which he has co-managed since inception. Mr. Weiner is also portfolio manager of other Janus accounts. Mr. Weiner joined Janus Capital in November 2014 following Janus’ acquisition of VelocityShares, LLC. Prior to joining Janus, Mr. Weiner was Managing Director at VelocityShares, LLC from 2011 to 2014, and Managing Director and U.S. Head of Equity Derivatives and Quantitative Strategy at Deutsche Bank from 2005 to 2010. He holds a Finance degree from the Wharton School of the University of Pennsylvania, a Master’s degree in Economics from the University of Oxford, and also received his Doctorate in Economics from the University of Oxford.

The co-portfolio managers of the New Funds were instrumental in designing and maintaining the Underlying Indices of the Existing Funds, which will also be the Underlying Indices for the New Funds.

The New Funds’ SAIs, which are incorporated by reference herein, provides information about the co-portfolio managers’ compensation structure and other accounts managed, as well as the range of their individual ownership of securities of the specific fund(s) they manage and the aggregate range of their individual ownership in all investment companies advised by Janus and overseen by the New Trust’s Board of Trustees.

Conflicts of Interest: Janus manages many funds and numerous other accounts, which may include separate accounts and other pooled investment vehicles, such as hedge funds. Side-by-side management of multiple accounts, including the management of a cash collateral pool for securities lending and investing the Janus funds’ cash, may give rise to conflicts of interest among those accounts, and may create potential risks, such as the risk that investment activity in one account may adversely affect another account. For example, short sale activity in an account could adversely affect the market value of long positions in one or more other accounts (and vice versa). Side-by-side management may raise additional potential conflicts of interest relating to the allocation of investment opportunities and the aggregation and allocation of trades. A further discussion of potential conflicts of interest and a discussion of certain procedures intended to mitigate such potential conflicts are contained in the New Funds’ SAIs, which are incorporated by reference herein.

Management Expenses—Existing Funds:  Each Existing Fund currently pays a unitary management fee to ALPS, as described in the current investment advisory agreement, payable on a monthly basis at the annual rate of 0.65% of an Existing Fund’s average daily net assets, designed to pay substantially all of each Existing Fund’s expenses and compensate ALPS for providing services for each Existing Fund. Out of the unitary management fee, ALPS pays substantially all of each Existing Fund’s expenses, including the costs of transfer agency, custody, fund administration, legal, audit, independent trustees and other services, except for acquired fund fees and expenses, interest expenses, distribution fees or expenses, brokerage expenses, taxes and extraordinary expenses such as litigation and other expenses not incurred in the ordinary course of each Existing Fund’s business.

Management Expenses—New Funds:  The management expenses of the New Funds are substantially the same as the Existing Funds. Pursuant to an investment advisory agreement between the New Trust and Janus, each New Fund will pay Janus a unitary fee for the services and facilities it provides payable on a monthly basis at the annual rate of 0.65% of a New Fund’s average daily net assets. Under its unitary fee structure, each New Fund pays Janus a “Management Fee” in return for providing certain investment advisory, supervisory, and administrative services, including the costs of transfer agency, custody, fund administration, legal, audit, and other services. Janus’ fee structure is designed to pay substantially all of a New Fund’s expenses. However, the New Funds bear other expenses which are not covered under the Management Fee which may vary and affect the total level of expenses paid by shareholders, such as distribution fees (if any), brokerage expenses or commissions, interest, dividends, taxes, litigation expenses, acquired fund fees and expenses (if any), and extraordinary expenses. Each New Fund’s investment advisory fee is calculated daily and paid monthly. The New Funds’ investment advisory agreement details the investment advisory fee and other expenses that the New Funds must pay.

A discussion regarding the basis for the New Trust’s Board of Trustees’ approval of the New Funds’ investment advisory and management agreement will be included in the New Funds’ first annual and semi-annual report following the commencement of operations.

Comparison of Fees and Expenses

Each of the New Funds has been established solely for the purpose of acquiring the assets of its corresponding Existing Fund and continuing its corresponding Existing Fund’s business after consummation of the Reorganizations. Each of the New Funds has not yet commenced operations and therefore has no performance history, but will assume the corresponding Existing Fund’s historical performance after its Reorganization. The expenses currently paid by each Existing Fund are expected to be substantially the same as the expenses paid by the corresponding New Fund after consummation of the Reorganizations.

The following tables compare the shareholder fees and annual fund operating expenses you may bear directly or indirectly as an investor in the Existing Funds (determined based on each Existing Fund’s average net assets as of the fiscal year ended November 30, 2015) versus the projected (“pro forma”) estimated fees and expenses of the New Funds, assuming consummation of the Reorganizations as of November 30, 2015. Total net assets as of March 31, 2016 were $19.04 million for Existing Fund I and $40.46 million for Existing Fund II.

The pro forma fees and expenses are estimated in good faith and are hypothetical, and do not include any change in expense ratios resulting from a change in assets under management since November 30, 2015. More current total net asset information is available at alpsfunds.com. It is important for you to know that a decline in a Fund’s average net assets during the current fiscal year and after the Reorganizations, as a result of market volatility or other factors, could cause such Fund’s expense ratio to be higher than the fees and expenses shown, which means you could pay more if you buy or hold shares of the Funds. Investors purchasing shares in the secondary market may pay costs (including customary brokerage commissions) charged by their broker.

	Existing Fund I	New Fund I (Pro Forma)

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management Fees (1)	0.65%	0.65%
Other Expenses(2)	0.00%	0.00%
Acquired Fund Fees and Expenses(3)	0.06%	0.06%
Total Annual Fund Operating Expenses	0.71%	0.71%

	Existing Fund II	New Fund II (Pro Forma)

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management Fees (1)	0.65%	0.65%
Other Expenses(2)	0.00%	0.00%
Acquired Fund Fees and Expenses(3)	0.06%	0.06%
Total Annual Fund Operating Expenses	0.71%	0.71%

(1)

The “Management Fee” is the rate paid by each Existing Fund to ALPS under the investment advisory agreement dated September 10, 2012 and by each New Fund to Janus under the investment advisory and management agreement dated February 24, 2016. Refer to “Management Expenses” section in this Proxy Statement/Prospectus for additional information with further description in each Fund’s Statement of Additional Information, as supplemented, which is incorporated by reference herein.

(2)

Other Expenses are expenses that may increase or decrease at any time and are not covered by the unitary management fee, such as distribution fees, brokerage expenses or commissions, interest, dividends, taxes, litigation expenses, and extraordinary expenses.

(3)

Acquired Fund Fees and Expenses refers to the fees and expenses incurred by any underlying fund (including, but not limited to, exchange-traded funds) in which a Fund invests or has invested during the period. Acquired Fund Fees and Expenses are indirect expenses a Fund may incur as a result of investing in shares of an underlying fund.

EXPENSE EXAMPLES:

These Examples are intended to help you compare the cost of investing in the Existing Funds and New Funds after the Reorganizations with the cost of investing in other funds. The Examples assume that you invest $10,000 in each Existing Fund and each New Fund after the Reorganizations for the time periods indicated and reinvest all dividends and distributions. The Examples also assume that your investment has a 5% return each year and that the Funds’ operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Existing Fund I	$ 73	$ 227	$ 395	$ 882

New Fund I (pro forma assuming consummation of the Reorganizations)	$ 73	$ 227	$ 395	$ 882

	1 Year	3 Years	5 Years	10 Years

Existing Fund II	$ 73	$ 227	$ 395	$ 882

New Fund II (pro forma assuming consummation of the Reorganizations)	$ 73	$ 227	$ 395	$ 882

Portfolio Turnover

Each Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Examples, affect the Funds’ performance. During the most recent fiscal year ended November 30, 2015, Existing Fund I’s portfolio turnover rate was 11% of the average value of its portfolio, Existing Fund II’s portfolio turnover rate was 4% of the average value of its portfolio and the New Funds had not yet commenced operations.

Principal Investment Risks

The principal risks and special considerations associated with investing in each Fund are set forth below. Because each Fund has the same investment objective (tracking its Underlying Index), and substantially the same investment strategies and policies, the principal risks are the same for each Fund. Additional information about these risks is included below and described in greater detail later in this Proxy Statement/Prospectus under “Additional Information About the Funds – Additional Risks of the Funds.’’ As with any security, an investment in a Fund involves certain risks, including loss of principal. The fact that a particular risk is not identified does not mean that a Fund, as part of its overall investment strategy, does not invest or is precluded from investing in securities that give rise to that risk. The Fund’s returns and yields will vary, and you could lose money.

Fund of Funds Risk. Each Fund pursues its investment objective by investing its assets in the Underlying Large Cap ETFs and swaps linked to the performance of the Underlying Volatility ETFs rather than investing directly in stocks, bonds, cash or other investments. Each Fund’s investment performance thus depends on the investment performance of the Underlying Index ETFs in which it invests. An investment in a Fund therefore is subject to the risks associated with the Underlying Index ETFs that comprise its Underlying Index. A Fund will indirectly pay a proportional share of the asset-based fees of the Underlying Index ETFs in which it invests.

Underlying Index ETFs Risks. Investment in the Underlying Index ETFs may subject each Fund to the following risks: Market Risk; Stock Market Risk; Equity Investing Risk; Investment Style Risk; Non-Correlation Risk; and Large Capitalization Company Risk. Each Fund may also be subject to certain other risks specific to the Underlying Volatility ETFs which are set forth below.

Market Risk. Each Fund’s investment in an Underlying Index ETF involves risks similar to those of investing in any fund of equity securities, such as market fluctuations caused by such factors as economic and political developments, changes in interest rates and perceived trends in stock prices. The values of equity securities could decline generally or could underperform other investments. Different types of equity securities tend to go through cycles of out-performance and underperformance in comparison to the general securities markets. In addition, securities may decline in value due to factors affecting a specific issuer, market or securities markets generally.

Stock Market Risk. Stock prices overall may decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. Each Underlying Index has a large exposure to the large capitalization sector of the stock market and an exposure to a volatility strategy, therefore, at times a Fund may underperform the overall stock market.

Equity Investing Risk. Each Fund’s investment in the Underlying Index ETFs involves risks similar to those of investing in any fund of equity securities, such as market fluctuations, changes in interest rates and perceived trends in stock prices.

Investment Style Risk. Returns from large-capitalization stocks may trail returns from the overall stock market. Large-cap stocks may go through cycles of doing better or worse than other segments of the stock market or the stock market in general. These cycles may continue for extended periods of time. In addition, any Fund’s Volatility Component may not be successful in hedging against market volatility at any time.

Non-Correlation Risk. Each Fund’s return may not match the return of its related Underlying Index for a number of reasons. For example, such Fund incurs a number of operating expenses not applicable to its Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing such Fund’s Underlying ETF holdings (and swaps or other instruments designed to provide exposure to its related Volatility Component) to reflect changes in the composition of its Underlying Index. In addition, the performance of a Fund and its Underlying Index may vary due to asset valuation differences and differences between such Fund’s portfolio and its Underlying Index resulting from legal restrictions, cash flows or operational inefficiencies. Finally, each Fund intends to obtain exposure to its Volatility Component through swaps or other derivative instruments rather than holding shares of the Underlying Volatility ETFs directly, and thus a Fund may experience additional tracking error if the return of such derivatives differs from that of the Underlying Volatility ETFs.

Due to legal and regulatory rules and limitations, a Fund may be limited in its ability to invest in all securities included in its Underlying Index. For tax efficiency purposes, such Fund may sell certain securities to realize losses, causing it to deviate from its Underlying Index.

A Fund may not be fully invested at times, either as a result of cash flows into such Fund or reserves of cash held by such Fund to meet redemptions and expenses. If a Fund utilizes a sampling approach or otherwise does not hold all of the securities in its Underlying Index, its return may not correlate as well with the return on its Underlying Index, as would be the case if it purchased all of the securities in its Underlying Index with the same weightings as its Underlying Index.

Large Capitalization Company Risk. The large capitalization companies in which the Underlying Index ETFs may invest may fall out of favor with investors based on market and economic conditions. In return for the relative stability and low volatility of large capitalization companies, an Underlying Index ETF’s value may not rise as much as the value of funds that focus on companies with smaller market capitalizations.

Swap Risk. Each Fund expects to use cleared and over-the-counter (“OTC”) swap agreements in addition to other derivatives to obtain exposure to the Underlying Volatility ETFs and/or the VIX Short-Term Futures Index as a means to achieve its investment objective. An OTC swap contract is an agreement between two parties pursuant to which the parties exchange payments at specified dates on the basis of a specified notional amount, with the payments calculated by reference to specified securities, indices, reference rates, currencies or other instruments. Typically swap agreements provide that when the period payment dates for both parties are the same, the payments are made on a net basis (i.e., the two payment streams are netted out, with only the net amount paid by one party to the other). A Fund’s obligations or rights under a swap contract entered into on a net basis will generally be equal only to the net amount to be paid or received under the agreement, based on the relative values of the positions held by each party. Cleared swap transactions may help reduce counterparty credit risk. In a cleared swap, the Fund’s ultimate counterparty is a clearinghouse rather than a bank, dealer or financial institution. OTC swap agreements are not entered into or traded on exchanges and often there is no central clearing or guaranty function for swaps. These OTC swaps are often subject to credit risk or the risk of default or non-performance by the counterparty. Both OTC and cleared swaps could result in losses if interest rates or credit quality changes are not correctly anticipated by a Fund or if the reference index, security or investments do not perform as expected. The Dodd-Frank Wall Street Reform and Consumer Protection Act and related regulatory developments require the clearing and exchange-trading of certain standardized swap transactions. Mandatory exchange-trading and clearing is occurring on a phased-in basis.

If a Fund’s Volatility Component has a dramatic intraday move in value that would cause a material decline in such Fund’s NAV, the terms of the swap may permit the counterparty to immediately close out the transaction with such Fund. In that event, it may not be possible for a Fund to enter into another swap agreement or to invest in other instruments necessary to achieve the desired exposure to the Underlying Volatility ETFs consistent with such Fund’s investment objective. This, in turn, may prevent a Fund from achieving its investment objective, even if the value of such Fund’s benchmark reverses all or part of its intraday move by the end of the day.

A Fund may be charged a fee by the counterparty or clearinghouse in connection with entering into a swap transaction. Similar to other portfolio transaction fees, the cost of investing in swaps is an indirect expense of the Fund that is not included in the Fee Table.

Compounding Risk. Each of the Underlying Volatility ETFs has an investment objective to match (before fees and expenses) a multiple (i.e., 2x in the case of the Ultra Fund) or the inverse (i.e., -1x in the case of the Short Fund) of the performance of the Short-Term VIX Futures on a given day. Each Underlying Volatility ETF seeks investment results for a single day only, and not for any other period. The return of an Underlying Volatility ETF for a period longer than a day is the result of its return for each day compounded over the period and usually will differ from twice (2x) or the inverse (-1x) of the return of a Fund’s Underlying Index for the period. An Underlying Volatility ETF will lose money if the Short-Term VIX Futures performance is flat over time, and it is possible for an Underlying Volatility ETF to lose money over time even if the Short-Term VIX Futures’ performance increases (or decreases in the case of the Short Fund), as a result of daily rebalancing, the Short-Term VIX Futures’ volatility and compounding. Longer holding periods, higher index volatility and greater leverage each affect the impact of compounding on an Underlying Volatility ETF’s returns. Daily compounding of an Underlying Volatility ETF’s investment returns can dramatically and adversely affect its longer-term performance during periods of high volatility. Volatility may be at least as important to an Underlying Volatility ETF’s return for a period as the return of the Short-Term VIX Futures. The Underlying Volatility ETFs are not appropriate for direct investments for all investors and present different risks than most mutual funds.

However, a Fund’s exposures to the performance of the Underlying Volatility ETFs are part of a hedging strategy intended to reduce the risk of substantial declines in the S&P 500 due to a tail event or increased volatility. A Fund’s exposures to the performance of the Underlying Volatility ETFs (i) only represent up to 20% of such Fund’s portfolio, (ii) are comprised of partially offsetting holdings of leveraged and inverse positions on the Short-Term VIX Futures with a target net allocation designed to minimize the effects of compounding in either a positive or negative direction, and (iii) are frequently rebalanced in a gradual manner to generally maintain a 15% allocation to such Fund’s Volatility Component and the target net allocation of such Fund’s Volatility Component’s overall exposure. Therefore, in the context of a Fund’s overall portfolio, such Fund’s investments in the Underlying Volatility ETFs present significantly different risks to an investor than a direct investment in an Underlying Volatility ETF.

Risk of Leveraged and Inverse Investment. The Ultra Fund utilizes leverage and the Short Fund utilizes inverse positions with respect to their respective indices. Accordingly, a substantial movement in the underlying index of an Underlying Volatility ETF in the opposite direction of the Underlying Volatility ETF’s position (e.g., a downward movement with respect to a leveraged position and an upward movement with respect to an inverse position) may result in a substantial loss of a Fund’s investment exposure to such Underlying Volatility ETF, up to the complete amount of such Fund’s investment. While a Fund’s exposures to Underlying Volatility ETFs and/or the Short-Term VIX Futures directly, are intended to maintain a net 35% long position in the case of Existing Fund I and New Fund I, and balance each other in the case of Existing Fund II and New Fund II, (as one Underlying Volatility ETF and/or swap entered into by such Fund takes a leveraged position with respect to the Short-Term VIX Futures while the other takes a short position), there is no guarantee that the offsetting positions of a Fund’s swaps and/or the Underlying Volatility ETFs will prevent such Fund from suffering losses. At any point in time, a Fund’s net exposure to volatility will vary, sometimes significantly from the target net allocation, and could result in a net short position due to daily decreases in VIX Futures prices. In such circumstances, such Fund could experience losses in its exposure to Underlying Volatility ETFs in the event of any increase in the underlying index of the Underlying Volatility ETF.

Liquidity Risk. Market illiquidity may cause losses for the swaps entered into by a Fund and/or the Underlying Volatility ETFs. The large size of the positions which the Underlying Volatility ETFs may acquire increases the risk of illiquidity by both making their positions more difficult to liquidate and increasing the losses incurred while trying to do so. Any type of disruption or illiquidity will potentially be exacerbated due to the fact that the Underlying Volatility ETFs will typically invest in financial instruments related to one benchmark (the Short-Term VIX Futures), which in many cases is highly concentrated. The swaps entered into by a Fund on the Underlying Volatility ETFs and/or the Short-Term VIX Futures directly may reflect these risks as well.

Non-diversification Risk. Each Fund is classified as non-diversified under the 1940 Act. This gives a Fund more flexibility to hold larger positions in a smaller number of securities. As a result, an increase or decrease in the value of a single security held by such Fund may have a greater impact on its net asset value and total return.

Cash Redemption Risk. Because each Fund invests a portion of its assets in swaps, a Fund may pay out a portion of its redemption proceeds in cash rather than through the in-kind delivery of portfolio securities. A Fund may be required to unwind such contracts or sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds. This may cause a Fund to recognize a capital gain that it might not have incurred if it had made a redemption in-kind. As a result, a Fund may pay out higher annual capital gains distributions than if the in-kind redemption process was used.

Fluctuation of Net Asset Value Risk. The NAV of the shares of an Underlying Index ETF will generally fluctuate with changes in the market value of the Underlying Index ETF’s portfolio. The market prices of the Underlying Index ETF shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of, and demand for, the Underlying Index ETF shares on the applicable listing exchange. The Underlying Index ETF shares may thus trade below, at or above their NAV. If a Fund purchases shares at a time when the market price is at a premium to the NAV of the shares or sells at a time when the market price is at a discount to the NAV of the shares, then the Fund may sustain losses. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for the Underlying Index ETF shares will be closely related to, but not identical to, the same forces influencing the prices of the stocks and/or financial instruments individually or in the aggregate at any point in time by an Underlying Index ETF.

Trading Issues Risk. Trading in shares on the NYSE Arca may be halted due to market conditions or for reasons that, in the view of the NYSE Arca, make trading in shares inadvisable. In addition, trading in shares on the NYSE Arca is subject to trading halts caused by extraordinary market volatility pursuant to the NYSE Arca “circuit breaker” rules. There can be no assurance that the requirements of the NYSE Arca necessary to maintain the listing of a Fund will continue to be met or will remain unchanged.

While the creation/redemption feature is designed to make it likely that shares will trade close to a Fund’s NAV,

disruptions to creations and redemptions, may result in trading prices that differ significantly from the Fund’s NAV. An absence of trading in shares of a Fund, or a high volume of trading in the Fund, may also result in trading prices that differ significantly from the Fund’s NAV. If an investor purchases shares at a time when the market price is at a premium to the NAV of the shares or sells at a time when the market price is at a discount to the NAV of the shares, then the investor may sustain losses.

An investment in a Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Comparison of Fund Performance

Each of the New Funds has been established solely for the purpose of acquiring the assets of its corresponding Existing Fund and continuing its corresponding Existing Fund’s business after consummation of the Reorganizations. Each of the New Funds has not yet commenced operations and therefore has no performance history, but will assume the corresponding Existing Fund’s historical performance after its Reorganization. The following bar charts and tables below provide an indication of the risks of investing in the New Funds after the Reorganizations by showing changes in the Existing Funds’ performance from year to year and by showing how each Existing Fund’s average annual returns for a certain time period compares with the average annual returns of its Underlying Index and of another benchmark of market performance. The Existing Funds each commenced operations on June 21, 2013. The Existing Funds’ past performance (before and after taxes) is not necessarily an indication of how such Existing Fund or respective New Fund will perform in the future.

Annual Total Returns for Existing Fund I Shares (calendar year-end)

Year to date as of March 31, 2016 1.08%

Highest Quarterly Return 3.59% (June 30, 2014)

Lowest Quarterly Return -4.15% (September 30, 2015)

The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Funds through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns (periods ended 12/31/15)

	1 Year	Since Inception (6/21/2013)
Janus Velocity Tail Risk Hedged Large Cap ETF

Return Before Taxes	-4.24%	4.79%
Return After Taxes on Distributions	-4.44%	4.41%
Return After Taxes on Distributions and Sale of Fund Shares	-2.24%	3.63%
VelocityShares Tail Risk Hedged Large Cap Index(1)	-3.64%	5.33%
(1)	Index performance shown in the table is the total return, which assumes reinvestment of any dividends and distributions during the time periods shown.

If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund’s other return figures.

Annual Total Returns for Existing Fund II Shares (calendar year-end)

Year to date as of March 31, 2016 1.28%

Highest Quarterly Return 5.41% (June 30, 2014)

Lowest Quarterly Return -6.25% (September 30, 2015)

The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Funds through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns (periods ended 12/31/15)

	1 Year	Since Inception (6/21/2013)
Janus Velocity Volatility Hedged Large Cap ETF
Return Before Taxes	-3.85%	6.75%
Return After Taxes on Distributions	-4.04%	6.52%
Return After Taxes on Distributions and Sale of Fund Shares	-2.02%	6.52%
VelocityShares Volatility Hedged Large Cap Index(1)	-3.24%	7.34%
(1)	Index performance shown in the table is the total return, which assumes reinvestment of any dividends and distributions during the time periods shown.

If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund’s other return figures.

Purchase and Sale of Fund Shares

Unlike shares of mutual funds, shares of the Funds, which are exchange-traded funds, are not individually redeemable and may only be purchased or redeemed directly from a Fund at net asset value (“NAV”) in large increments called “Creation Units” (50,000 or more shares per Creation Unit) through certain participants, known as “Authorized Participants.” Each Fund will issue or redeem Creation Units in exchange for portfolio securities included in such Fund’s Underlying Index and/or cash. Because each Fund uses swap instruments, which require cash to establish, maintain and settle transactions, and cannot be readily transferred, the Fund will need to issue and redeem Creation Units partially for cash under normal circumstances. Except when aggregated in Creation Units, Fund shares are not individually redeemable. Shares of the Funds are listed and trade on NYSE Arca, Inc. (“NYSE Arca”), and individual investors can purchase or sell shares in much smaller increments and for cash in the secondary market through a broker. These transactions, which do not involve a Fund, are made at market prices that may vary throughout the day and differ from such Fund’s net asset value. As a result, you may pay more than net asset value (at a premium) when you purchase shares, and receive less than net asset value (at a discount) when you sell shares, in the secondary market.

Tax Information

Each Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account (in which case you may be taxed upon withdrawal of your investment from such account). A sale of a Fund’s shares may result in a capital gain or loss.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of a Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay broker-dealers or intermediaries for the sale and/or maintenance of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend a Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

THE REORGANIZATIONS

The Plan

Shareholders of each Existing Fund are being asked to approve the Plan, which sets forth the terms and conditions under which each Reorganization will be implemented. Significant provisions of the Plan are summarized below; however, this summary is qualified in its entirety by reference to the Plan, a form of which is attached hereto as Appendix A to this Proxy Statement/Prospectus.

The Plan contemplates: (i) Each New Fund’s acquisition of all of the assets of its corresponding Existing Fund in exchange for shares of such New Fund (or cash in exchange for any fractional shares of an Existing Fund) and the assumption by such New Fund of all of the corresponding Existing Fund’s liabilities, if any, as of the Closing Date; (ii) the distribution on the Closing Date of those shares (and cash) to the shareholders of the Existing Funds; and (iii) the complete liquidation of the Existing Funds.

The value of each Existing Fund’s assets to be acquired and the amount of its liabilities to be assumed by its corresponding New Fund and the net asset value (“NAV”) of a share of such Existing Fund will be determined as of the close of regular trading on the NYSE on the Closing Date, after the declaration by each Existing Fund of distributions, if any on the Closing Date, and will be determined in accordance with the valuation methodologies described in each Existing Fund’s currently effective Prospectuses and Statement of Additional Information, as supplemented. The Plan provides that Janus will pay the fees and costs related to the Reorganizations, including the costs and expenses incurred in the preparation and mailing of this Proxy Statement/Prospectus. The Closing Date is expected to be on or about July 18, 2016.

As soon as practicable after the Closing Date, each Existing Fund will distribute pro rata to its shareholders of record the shares of the corresponding New Fund it receives in the Reorganizations (and cash with respect to fractional shares of the Existing Funds), so that each shareholder of each Existing Fund will receive a number of shares of the corresponding New Fund (and cash with respect to fractional shares) equal in value to his or her holdings in such Existing Fund, and such Existing Fund will be liquidated. The exchange of shares (and cash) will be conducted at the relative net asset value of the respective Fund shares to be exchanged. All issued and outstanding shares of each Existing Fund will simultaneously be canceled on the books of the Existing Trust. Accordingly, immediately after the Reorganizations, each former shareholder of each Existing Fund will own shares of the corresponding New Fund that will be approximately equal to the value of that shareholder’s full shares of such Existing Fund as of the Closing Date. Fractional shares will be delivered in cash.

The implementation of each Reorganization is subject to a number of conditions set forth in the Plan, including approval by shareholders. The Plan also requires receipt of a tax opinion indicating that, for federal income tax purposes, each Reorganization qualifies as a tax-free reorganization. A Plan may be terminated and Reorganization abandoned at any time prior to the Closing Date by the Board of Trustees of the Existing Trust if such Board of Trustees determines that such Reorganization is not in the best interests of the respective Existing Funds’ shareholders. Please review the Plan carefully.

Reasons for the Reorganizations

Purpose: The primary purpose of the Reorganizations is to move the assets of the Existing Funds, each a series of the Existing Trust, to the corresponding New Funds, which are newly organized series of the New Trust, and to maintain the continuity of each Existing Fund’s investment program.

If the Reorganizations are approved and consummated, you would no longer be a shareholder of an Existing Fund, but would become a shareholder of the corresponding New Fund, which has identical investment objectives and substantially the same investment strategies and policies as the corresponding Existing Fund. Each New Fund was established solely for the purposes of effecting the Reorganizations and will carry on the business of the corresponding Existing Fund and inherit its performance and financial records.

Background: Janus Capital Group Inc. (“JCG”) provides investment management competencies across a range of disciplines, including fundamental U.S. and global equities (growth and value), mathematical equities, fixed income and alternatives, through its subsidiaries, which include Janus. To broaden product choices and facilitate entrance into the exchange traded product business, on October 13, 2014, JCG entered into an agreement to acquire 100% of the outstanding equity of VS Holdings Inc., the parent company of VelocityShares LLC, a sponsor of exchange-traded products. VelocityShares Index and Calculation Services, a division of VelocityShares LLC, was the index provider of the Underlying Indices for the Existing Funds. ALPS had entered into a license agreement with VelocityShares to use each Underlying Index on behalf of the Existing Funds, and such license agreement was assumed by Janus Index & Calculation Services, a subsidiary of JCG, following JCG’s acquisition of VelocityShares.

In recent months, Janus informed ALPS of its desire to launch new exchange-traded funds (i.e., the New Funds) that have identical investment objectives as the Existing Funds, and subject to the approval of the Boards of Trustees for the Existing Trust and New Trust, as well as Existing Fund shareholders, its desire for the Existing Funds to be merged into the New Funds. ALPS and Janus believe that it is in the best interests of Existing Fund shareholders to merge the Existing Funds into the New Funds in lieu of a liquidation of the Existing Funds for cash. Among other considerations, continued operation of the Existing Funds within the Existing Trust would result in two competing sets of funds with identical investment objectives on different fund platforms, and Janus Index & Calculation Services may terminate ALPS’ license to use the Existing Funds’ Underlying Indices at any time upon 90 days’ notice.

Janus will serve as investment adviser to the New Funds subject to the oversight of the Board of Trustees of the New Trust. The Reorganizations, if consummated, would provide Existing Fund shareholders with the opportunity to continue to invest in a corresponding New Fund offering the same investment objective, and subject to substantially the same investment strategies, policies, and risks as their Existing Fund, but as part of a Janus-structured platform. Given the significant resources, personnel and infrastructure that Janus will be able to make available, ALPS concluded that reorganizing the Existing Funds into the New Funds under Janus’ management would be in the best interests of the Existing Funds and their shareholders. Therefore, ALPS proposed the Reorganizations to the Existing Trust’s Board of Trustees.

Board Consideration of the Reorganizations: In connection with its consideration of the Reorganizations, the Existing Trust’s Board of Trustees was presented with information concerning the New Trust, the New Funds and Janus. The Board of Trustees also considered the terms of the Plans and met with representatives of ALPS and Janus. The factors considered by the Board of Trustees in its evaluation of the Reorganizations included, but were not limited to, the following:

•	that the New Funds have not yet commenced operations and are intended to be duplicates of the Existing Funds that will essentially continue their operations;

•	that the investment objectives of each of the Existing Funds and its corresponding New Fund are the same, including the identity of the Underlying Index;

•	that the strategies of the Existing Funds and the New Funds are substantially the same;

•	that the New Funds would have the same management fee as the Existing Funds;

•

that there is expected to be no gain or loss recognized by Shareholders for U.S. federal income tax purposes as a result of the Reorganizations, other than gain or loss recognized by Shareholders in connection with cash received in lieu of fractional shares;

•	other potential tax consequences to the Funds (including the ability of the New Funds to assume any loss carry-forwards of the respective Existing Funds);

•

that the NAV of the shares that Shareholders of the Existing Funds will receive in the Reorganizations will equal the NAV of the full shares that Shareholders of the Existing Funds own immediately prior to the applicable Reorganization (fractional shares will be delivered in cash), and that Shareholders of the Existing Funds will not be diluted as a result of the Reorganizations;

•

the capabilities of Janus to serve as the adviser to the New Funds subject to the supervision of the Board of Trustees of the New Trust, and the capabilities of the Janus portfolio managers to be responsible for the day-to-day investment management of the New Funds. Janus has been an investment adviser since 1970 and also acts as adviser or sub-adviser to mutual funds, other ETFs, other pooled investment vehicles and separate accounts. Janus, through its acquisition of VelocityShares, has deep familiarity with the Existing Funds and their Underlying Indices;

•	that the Plan requires the approval of each Existing Fund’s shareholders;

•	that the costs associated with the Reorganizations for the Existing Funds will be paid by Janus, and will not be borne by the Existing Funds’ Shareholders;

•	that the Existing Trust would be losing two of its series and a portion of its assets if the Reorganizations are approved;

•	that the Existing Funds would continue to operate as series of the Existing Trust, for the near-term, if the Reorganizations are not approved by Shareholders;

•

that alternatives to the Reorganizations include (1) maintaining the status quo, which may ultimately result in termination of ALPS’ license to use the Underlying Indices and thus require the liquidation of the Existing Funds or (2) liquidation of the Existing Funds; and

•	that providing a continuing investment option to shareholders of the Existing Funds, in the form of the New Funds, was preferable to a liquidation of the Existing Funds for cash.

In its deliberations, the Board of Trustees of the Existing Trust considered, among other things, all information it received from ALPS and Janus, the terms and conditions of the Plans, as well as advice from the Existing Trust’s counsel. After carefully considering all of the above factors, the Board of Trustees of the Existing Trust, including the Independent Trustees, unanimously determined: 1) the Reorganizations would be in the best interests of each Existing Fund and its shareholders; 2) to approve each Plan, on behalf of the respective Existing Fund; and 3) to recommend that shareholders of each Existing Fund approve the Plan to authorize the Reorganizations. These determinations were made on the basis of each Existing Trust Trustee’s business judgment after consideration of all of the factors taken as a whole, though individual Existing Trust Trustees may have placed different weight on various factors and assigned different degrees of materiality to various conclusions.

For the reasons set forth above, the Board of Trustees of the Existing Trust believes each proposed Reorganization is in the best interest of Existing Fund shareholders and recommends that you vote FOR the approval of the Plan to authorize the Reorganization with respect to your Existing Fund.

Federal Income Tax Consequences

Each Reorganization is intended to qualify as a “reorganization” for federal income tax purposes under section 368(a)(1) of the Internal Revenue Code of 1986, as amended (“Code”). As a condition to each Reorganization, the Existing Trust and the New Trust will receive a legal opinion from Stradley Ronon Stevens & Young, LLP substantially to the effect that (1) subject to customary assumptions, (2) conditioned on certain representations and warranties’ being true and complete at the time of the closing of the Reorganization (“Effective Time”) and consummation of the Reorganization in accordance with the applicable Plan (without the waiver or modification of any terms or conditions hereof and without taking into account any amendment hereof that Stradley Ronon Stevens & Young, LLP has not approved), and (3) on the basis of the existing provisions of the the Code, the Treasury Regulations promulgated thereunder, and current administrative and judicial interpretations thereof, for federal income tax purposes (with respect to that Reorganization, the Funds participating therein, and the participating Existing Funds’ shareholders):

1.

The New Fund’s acquisition of assets of the Existing Fund in exchange for New Fund shares (and cash with respect to fractional shares of the Existing Fund) and its assumption of the Existing Fund’s liabilities, followed by the Existing Fund’s distribution of those shares (and cash) pro rata to its shareholders actually or constructively in exchange for their Existing Fund shares, will qualify as a “reorganization” (as defined in section 368(a)(1)(F) of the Code), and each Fund will be “a party to a reorganization” (within the meaning of section 368(b));

2.

The Existing Fund will recognize no gain or loss on the transfer of its assets to the New Fund in exchange for shares of the New Fund (and cash with respect to fractional shares of the Existing Fund) and the New Fund’s assumption of the Existing Fund’s liabilities or on the subsequent distribution of those shares (and cash) to its shareholders in exchange for their Existing Fund shares;

3.

The New Fund will recognize no gain or loss on its receipt of the Existing Fund’s assets in exchange for the New Fund’s shares (and cash with respect to fractional shares of the Existing Fund) and its assumption of the Existing Fund’s liabilities;

4.

The New Fund’s tax basis in each Existing Fund asset it acquires will be the same as the Existing Fund’s tax basis in that asset immediately before the Reorganization, and the New Fund’s holding period for each such asset will include the Existing Fund’s holding period for that asset (except where the New Fund’s investment activities have the effect of reducing or eliminating such holding period);

5.

An Existing Fund shareholder will recognize no gain or loss on the exchange of all its Existing Fund shares for New Fund shares pursuant to the Reorganization, except with respect to cash received with respect to fractional Existing Fund shares;

6.

An Existing Fund shareholder’s aggregate basis in the New Fund shares it receives in the Reorganization will be the same as the aggregate basis in its Existing Fund full shares it actually or constructively surrenders in exchange for those New Fund shares (reduced by the amount of any tax basis allocable to a fractional share for which cash is received), and its holding period for those New Fund shares will include, in each instance, its holding period for those Existing Fund shares, provided the shareholder holds them as capital assets at the Effective Time; and

7.

For purposes of section 381 of the Code, the New Fund will be treated just as the Existing Fund would have been treated if there had been no Reorganization. Accordingly, the Reorganization will not result in the termination of the Existing Fund’s taxable year, the Existing Fund’s tax attributes enumerated in section 381(c) of the Code will be taken into account by the New Fund as if there had been no Reorganization, and the part of the Existing Fund’s taxable year before the Reorganization will be included in the New Fund’s taxable year after the Reorganization.

Notwithstanding clauses 2 and 4, that opinion may state that no opinion is expressed as to the effect of the Reorganization on the Funds or any Existing Fund shareholder with respect to any asset as to which any unrealized gain or loss is required to be recognized for federal income tax purposes on the termination or transfer thereof under a mark-to-market system of accounting.

A shareholder of an Existing Fund that receives cash in lieu of a fractional New Fund share in connection with the Reorganization will be treated as having received cash in redemption of such fractional share. The Existing Fund shareholder that receives cash in lieu of a fractional New Fund share will recognize capital gain or loss equal to the difference between the amount of cash deemed received for the fractional share and the shareholder’s tax basis in Existing Fund shares allocable to the fractional share. The capital gain or loss will be a long-term capital gain or loss if the Existing Fund shareholder’s holding period for Existing Fund shares is more than one year as of the date of the Reorganization.

The receipt of such an opinion is a condition to the consummation of each Reorganization. Neither Trust has sought an Internal Revenue Service (“IRS”) private letter ruling regarding the federal income tax consequences of the Reorganizations, and neither the IRS nor the courts are bound by advice of counsel. If the transfer of an Existing Fund’s assets in exchange for the corresponding New Fund’s shares and assumption of all liabilities of that Existing Fund does not qualify as a tax-free reorganization, each Existing Fund shareholder generally would recognize a gain or loss on the Reorganization equal to the difference between the fair market value of the New Fund shares such shareholder receives and the tax basis in such shareholder’s Existing Fund shares.

Shareholders of the Existing Funds should consult their tax advisers regarding the tax consequences to them, if any, of the Reorganizations in light of their individual circumstances. Since the foregoing discussion relates only to the federal income tax consequences of the Reorganizations, shareholders of the Existing Funds should also consult tax advisers as to state and local tax consequences, if any, to them of the Reorganizations.

As of November 30, 2015, Existing Fund I had available capital loss carryforwards of $733,299, and Existing Fund II had available capital loss carryforwards of $1,083,779. After each Reorganization, each Existing Fund’s carryforwards will be available to the corresponding New Fund. The final amount of each Existing Fund’s total available capital losses that may be used by its corresponding New Fund (i.e., its available capital loss carryforwards for completed taxable years through November 30, 2015, plus capital losses (or less capital gains) realized during its current taxable year through the Closing Date) is subject to change and will not be fixed until the latter date. The Existing Trust’s Board of Trustees took this factor into account in concluding that the Reorganizations would be in the best interests of the Existing Funds and their shareholders.

Securities to Be Issued and Shareholder Rights

The Existing Trust, of which each Existing Fund is a series, and the New Trust, of which each New Fund is a series (created solely for the purpose of effecting the Reorganizations), are each an open-end, registered management investment companies. The Existing Trust and the New Trust each offer a single class of shares of beneficial interest. Shares of the Existing Funds have characteristics substantially the same as shares of the New Funds.

Capitalization

The following table shows, on an unaudited basis, the capitalization as of March 31, 2016 for the Existing Funds and the New Funds, as well as pro forma capitalization giving effect to the Reorganizations:

	Existing Fund I	New Fund I	Adjustments(1)	New Fund I (pro forma)
Net Assets	$ 19,035,129.03	$ 0	$ 0	$ 19,035,129.03
Net Asset Value Per Share	$ 27.19	$ 0	$ 0	$ 27.19
Shares Outstanding	700,000	0	0	700,000
(1) “Adjustments” reflect the expenses in connection with the Reorganizations and the issuance of shares of the New Funds to shareholders of the Existing Funds.

	Existing Fund II	New Fund II	Adjustments(1)	New Fund II (pro forma)
Net Assets	$ 40,462,397.62	$ 0	$ 0	$ 40,462,397.62
Net Asset Value Per Share	$ 28.90	$ 0	$ 0	$ 28.90
Shares Outstanding	1,400,000	0	0	1,400,000

(1) “Adjustments” reflect the expenses in connection with the Reorganizations and the issuance of shares of the New Funds to shareholders of the Existing Funds.

ADDITIONAL INFORMATION ABOUT THE FUNDS

Additional Investment Strategies and General Portfolio Policies

Each Funds’ Board of Trustees may change the Fund’s investment objective or non-fundamental principal investment strategies without a shareholder vote. A Fund will notify you in writing at least 60 days or as soon as reasonably practicable before making any such change it considers material. In addition, a Fund will provide shareholders with at least 60 days’ notice prior to changing its 80% investment policy. If there is a material change to a Fund’s objective or principal investment strategies, you should consider whether such Fund remains an appropriate investment for you. There is no guarantee that a Fund will achieve its investment objective.

Each Fund’s portfolio holdings are disclosed on its website daily after the close of trading on the exchange and prior to the opening of trading on the exchange the following day. A description of a Fund’s policies and procedures with respect to the disclosure of such Fund’s portfolio holdings is available in such Fund’s statement of additional information. Information about the premiums and discounts at which a New Fund’s shares have traded will be available at janus.com/etfs.

Unless otherwise stated, the following additional investment strategies and general policies apply to each Fund and provide further information including, but not limited to, the types of securities a Fund may invest in when implementing its investment objective. Some of these strategies and policies may be part of a principal strategy. Other strategies and policies may be utilized to a lesser extent. Except for the Funds’ policies with respect to investments in illiquid securities and borrowing, the percentage limitations included in these policies and elsewhere in this Proxy Statement/Prospectus and/or the Funds’ SAI normally apply only at the time of purchase of a security. So, for example, if a Fund exceeds a limit as a result of market fluctuations or the sale of other securities, it will not be required to dispose of any securities.

Although each Fund will invest at least 80% of its net assets in its Underlying Index ETFs and up to 20% of its net assets in derivative instruments, a Fund may invest its remaining assets in money market instruments, including repurchase agreements or other funds which invest exclusively in money market instruments. Options and futures contracts (and convertible securities and structured notes) may be used by a Fund in seeking performance that corresponds to its Underlying Index. A Fund will not invest in money market instruments as part of a temporary defensive strategy to protect against potential stock market declines generally, or declines in its Underlying Index specifically. Each Funds’ investment adviser anticipates that it may take approximately three business days (i.e., each day the NYSE is open) for additions and deletions to a Fund’s Underlying Index to be reflected in the portfolio composition of such Fund.

Each Fund may borrow money from a bank up to a limit of 10% of the value of its assets, but only for temporary or emergency purposes.

Non-diversification. Diversification is a way to reduce risk by investing in a broad range of stocks or other securities. Each Fund is classified as “non-diversified.” A fund that is classified as “non-diversified” has the ability to take larger positions in a smaller number of issuers than a fund that is classified as “diversified.” Because the appreciation or depreciation of a single security may have a greater impact on the net asset value of a fund which is classified as non-diversified, its share price can be expected to fluctuate more than a comparable fund which is classified as diversified. This fluctuation, if significant, may affect the performance of the fund. Although each Fund is classified as non-diversified, the underlying equity ETFs in which a Fund invests (which typically represent 85% of a Fund’s net assets) are classified as diversified.

Securities Lending. As noted above, each Fund may engage in securities lending, but the New Funds’ securities lending policy is similar, not identical, to the Existing Funds’ securities lending policy.

Existing Funds	New Funds Post-Reorganization
Securities Lending. Although each Fund will receive collateral in connection with all loans of its securities holdings, the Fund would be exposed to a risk of loss should a borrower default on its obligation to return the borrowed securities (e.g., the loaned securities may have appreciated beyond the value of the collateral held by the Fund). In addition, each Fund will bear the risk of loss of any cash collateral that it invests.	Although not considered a principal investment strategy, each New Fund may seek to earn additional income through lending its securities to certain qualified broker-dealers and institutions on a short-term or long-term basis. Each New Fund may lend portfolio securities on a short-term or long-term basis, in an amount equal to up to one-third of its total assets as determined at the time of the loan origination. When a New Fund lends its securities, it receives collateral (including cash collateral), at least equal to 102% of the value of securities loaned. A New Fund may earn income by investing this collateral in one or more affiliated or non-affiliated cash management vehicles. It is also possible that, due to a decline in the value of a cash management vehicle in which collateral is invested, a New Fund may lose money. There is also the risk that when portfolio securities are lent, the securities may not be returned on a timely basis, and a New Fund may experience delays and costs in recovering the security or gaining access to the collateral provided to such New Fund to collateralize the loan. If a New Fund is unable to recover a security on loan, such New Fund may use the collateral to purchase replacement securities in the market.

There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to a New Fund.

Interfund Lending. The New Funds have the following interfund lending policy that the Existing Funds do not: Under the terms of an exemptive order received from the Securities and Exchange Commission (“SEC”), a New Fund may borrow money from or lend money to other funds that permit such transactions and for which Janus or one of its affiliates serves as investment adviser. All such borrowing and lending will be subject to the above limits and to the limits and other conditions in such exemptive order. A New Fund will borrow money through the program only when the costs are equal to or lower than the cost of bank loans. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. A New Fund will lend through the program only when the returns are higher than those available from other short-term instruments (such as repurchase agreements). A New Fund may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to a lending New Fund could result in a lost investment opportunity or additional borrowing costs, and interfund loans are subject to the risk that the borrowing New Fund may be unable to repay the loan when due. While it is expected that a New Fund may borrow money through the program to satisfy redemption requests or to cover unanticipated cash shortfalls, a Fund may elect to not participate in the program during times of market uncertainty or distress or for other reasons.

Fundamental Investment Restrictions

Each Fund has certain additional fundamental investment restrictions that can only be changed with shareholder approval. Investment restrictions that are non-fundamental may be changed by the relevant Board of Trustees without shareholder approval. Each Fund’s fundamental and non-fundamental investment restrictions are set out in Appendix B. Although the Existing Fund and New Fund fundamental and non-fundamental investment restrictions are similar, certain differences between the Existing Funds’ and the New Funds’ investment restrictions include:

•

As a non-fundamental policy, the Existing Funds may not purchase securities of open-end or closed-end investment companies except in compliance with the 1940 Act. As a fundamental policy, the New Funds may, notwithstanding any other investment policy or limitation (whether or not fundamental), invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies, and limitations as such New Fund.

•	The New Funds have a non-fundamental policy that each New Fund may not invest in companies for the purpose of exercising control of management, whereas the Existing Funds are silent.
•

Each Fund is restricted by a fundamental policy regarding lending, with certain exceptions, however, the New Funds’ policy has additional carve-outs for commercial paper, assignments and participation interests, which is not contained in the Existing Funds’ policy.

•

Each Fund has a fundamental policy restricting the purchase or sale of physical commodities, with certain exceptions, however, the New Funds’ policy has an additional express carve-out for swaps and forwards not stated in the Existing Funds’ policy.

•

The Existing Funds have a non-fundamental policy restricting the Existing Funds’ investment in direct interests in oil, gas or other mineral exploration programs or lease with the exception that an Existing Fund may invest in securities of issuers that engage in these activities. The New Funds policies are silent regarding such investments.

•

Each Fund has a non-fundamental policy permitting “short sales against the box;” however, unlike the Existing Funds’ policy, the New Funds policy states that a New Fund may engage in short sales other than against the box, which involve selling a security that such New Fund borrows and does not own.

•

The New Funds have a non-fundamental policy stating that the New Funds may not mortgage or pledge any securities owned or held by a New Fund in amounts that exceed, in the aggregate, 15% of such New Fund’s net asset value (“NAV”), provided that this limitation does not apply to: reverse repurchase agreements; deposits of assets to margin; guarantee positions in futures, options, swaps, or forward contracts; or the segregation of assets in connection with such contracts. The Existing Funds’ policies are silent regarding such activity.

Additional Risks of the Funds

The value of your investment will vary over time, sometimes significantly, and you may lose money by investing in the Funds. Each Fund invests substantially all of its assets (normally 85% of assets) in its Underlying Index ETFs. The following information is designed to help you better understand some of the risks of investing in the Funds. The impact of the following risks on a Fund may vary depending on such Fund’s investments. The greater a Fund’s investment in a particular security, the greater such Fund’s exposure to the risks associated with that security. Before investing in a Fund, you should consider carefully the risks that you assume when investing in such Fund.

Derivatives Risk. Each Fund may invest in derivatives. Derivatives can be highly volatile and involve risks in addition to the risks of the underlying referenced securities. Gains or losses from a derivative investment can be substantially greater than the derivative’s original cost, and can therefore involve leverage. Leverage may cause a Fund to be more volatile than if it had not used leverage. Derivatives can be complex instruments and may involve analysis that differs from that required for other investment types used by a Fund. If the value of a derivative does not correlate well with the particular market or other asset class to which the derivative is intended to provide exposure, the derivative may not produce the anticipated result. Derivatives can also reduce the opportunity for gain or result in losses by offsetting positive returns in other investments. Derivatives can be less liquid than other types of investments and entail the risk that the counterparty will default on its payment obligations. If the counterparty to a derivative transaction defaults, a Fund would risk the loss of the net amount of the payments that it contractually is entitled to receive. To the extent a Fund enters into short derivative positions, such Fund may be exposed to risks similar to those associated with short sales, including the risk that such Fund’s losses are theoretically unlimited.

Tax Risk Related to Commodity Pool Investments. While each Fund currently intends to obtain exposure to its Volatility Component through swaps or other derivatives rather than holding Underlying Volatility ETFs directly, a Fund may in the future invest directly in Underlying Volatility ETFs. Such Underlying Volatility ETFs are treated as “qualified publicly traded partnerships” or grantor trusts for federal income tax purposes. Investments by a Fund in “qualified publicly traded partnerships” and grantor trusts must be monitored and limited so as to enable such Fund to satisfy certain asset diversification and qualifying income tests for qualification as a regulated investment company (a “RIC”) under Subchapter M of the Internal Revenue Code. Failure to satisfy either test would jeopardize a Fund’s status as a RIC, which could result in adverse consequences to such Fund.

Securities Lending Risk. While not a principal investment strategy, each Fund may seek to earn additional income through lending its securities to certain qualified broker-dealers and institutions. There is the risk that when portfolio securities are lent, the securities may not be returned on a timely basis, and a Fund may experience delays and costs in recovering the security or gaining access to the collateral provided to such Fund to collateralize the loan. If a Fund is unable to recover a security on loan, such Fund may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to a Fund.

These risks are described further in the Funds’ Statements of Additional Information.

Additional Information about the Funds’ Principal Investment Strategies

Each Fund’s Underlying Index and its Allocations. Each Fund’s Index reflects the performance of a portfolio consisting of an exposure to (1) the Underlying Large Cap ETFs, which each track the S&P 500 Index and (2) a volatility strategy to hedge “tail risk” events (which are market events that occur rarely but may result in severe negative market performance when they do occur), consisting of the Underlying Volatility ETFs, which utilize futures contracts, swap agreements and other financial investments to gain leveraged or inverse positions on the S&P 500 VIX. Each Fund’s Underlying Index consists of an 85% allocation to the Underlying Large Cap ETFs (split evenly between each Underlying Large Cap ETF) and a 15% allocation to the Underlying Volatility ETFs (each a “Volatility Component). Each Fund’s Volatility Component in its Underlying Index seeks to replicate long/short exposure to short-dated VIX futures, with a targeted exposure as set forth in the table below under “Index Description.” The Underlying Volatility ETFs are not registered as investment companies under the 1940 Act. The Underlying Volatility ETFs are sponsored by a registered commodity pool operator and advised by a registered commodity trading adviser.

How Each Fund Attempts to Replicate its Underlying Index. Each Fund will attempt to correspond generally, before fees and expenses, to the performance of its Underlying Index by investing, under normal circumstances, in (a) shares of the Underlying Large Cap ETFs and (b) one or more derivative instruments (primarily swaps), designed to replicate the performance of the Volatility Component directly by reference to closing prices of the underlying VIX futures. Each Fund could also elect to trade VIX futures directly, although the Funds do not expect to use such instruments under normal circumstances. Each Fund may also invest directly in shares of the Underlying Volatility ETFs, though the Funds do not currently intend to do so. While the Underlying Volatility ETFs utilize futures contracts, swap agreements and other financial instruments, each Fund’s only direct use of such instruments will be solely as described in (b) above. The Underlying Volatility ETFs intend to track the performance of their reference index (the Short-Term VIX Futures) on a daily basis. As a result, the returns of the Underlying Volatility ETFs over longer holding periods are generally lower than they would be for an ETF which attempted to track the performance of the Short-Term VIX Futures over longer holding periods. This effect tends to be most pronounced when the Short-Term VIX Futures is itself highly volatile, but does not experience a significant, sustained upward or downward trend over multiple trading days. The effect will be far smaller, or not exist at all, if the Short-Term VIX Futures experiences significant sustained movements and/or lower volatility. In fact, in those scenarios, the effect may reverse, and the Underlying Volatility ETFs may have better performance than an ETF which attempts to track the Short-Term VIX Futures over longer holding periods. The Volatility Component is intended to profit from these significant and sustained movements in the Short-Term VIX Futures, but similar to the Underlying Volatility ETFs, the returns of the Volatility Component within the Fund will be lower, compared to a long only position in the Short-Term VIX Futures, when the Short-Term VIX Futures is itself highly volatile and does not have significant sustained movement in any direction.

Index Description. Each Fund’s Underlying Index’s volatility allocation will be divided into 13 separate portions (each, a “sub-portfolio”), each reflecting a position in the Ultra Fund with a two-times (2X) leveraged exposure to Short-Term VIX Futures and the Short Fund with an inverse (-1X) exposure to the same short-term VIX futures index. The target allocation between the leveraged and inverse exposures for the volatility strategy for Each Fund’s Underlying Index is presented in the following table:

Index	Target Allocation	Target Net Allocation
Existing Fund I Index	45% (Ultra Fund, with 2x exposure), 55% (Short Fund, with -1x exposure)	35% long
New Fund I Index	45% (Ultra Fund, with 2x exposure), 55% (Short Fund, with -1x exposure)	35% long
Existing Fund II Index	1/3 (Ultra Fund, with 2x exposure), 2/3 (Short Fund, with -1x exposure)	Neutral
New Fund II Index	1/3 (Ultra Fund, with 2x exposure), 2/3 (Short Fund, with -1x exposure)	Neutral

On a weekly basis, the exposures of one of the 13 sub-portfolios is rebalanced to its target allocation, such that during a quarter, each of the sub-portfolios is rebalanced. On a monthly basis, each Fund’s Underlying Index’s overall portfolio is rebalanced such that the large cap equity market positions represent 85% of the portfolio value and such Fund’s Volatility Component represents 15% of the portfolio value. On a quarterly basis, each Fund’s Underlying Index’s exposures to the three large-cap ETFs will be rebalanced such that each will have an equal weighting and such Fund’s Underlying Index’s exposures to the 13 volatility strategy sub-portfolios will be rebalanced such that each sub-portfolio has an equal weighting. The Underlying Index ETFs which currently constitute each Fund’s Underlying Index are set forth in the table below:

Name	Investment Adviser	Ticker Symbol	Underlying Index	Investment Exposure (before fees and expenses)
Underlying Large Cap ETFs
SPDR S&P 500 ETF Trust	PDR Services, LLC, as Sponsor of the Trust and State Street Bank and Trust Company, as Trustee of the Trust	SPY	S&P 500 Index	Tracking of S&P 500 Index
Vanguard S&P 500 ETF	The Vanguard Group, Inc.	VOO	S&P 500 Index	Tracking of S&P 500 Index
iShares Core S&P 500 ETF	BlackRock Fund Advisors	IVV	S&P 500 Index	Tracking of S&P 500 Index
Underlying Volatility ETFs
Ultra VIX Short-Term Futures ETF (the “Ultra Fund”)	ProShare Capital Management LLC	UVXY	S&P 500 VIX Short-Term Futures Index	Twice the return of Short-Term VIX Futures on a daily basis

Short VIX Short-Term Futures ETF (the “Short Fund”)	ProShare Capital Management LLC	SVXY	S&P 500 VIX Short-Term Futures Index	Inverse of the return of Short-Term VIX Futures on a daily basis

Index Provider.  Janus Index & Calculation Services LLC (“Janus Index Services”) is the Index Provider for each Funds’ Underlying Index. Janus Index Services is affiliated with the New Funds and Janus. This affiliation may create potential conflicts for Janus Index Services as it may have an interest in the performance of the New Funds, which could motivate it to alter the index methodology for a New Fund’s Underlying Index. Janus Index Services has adopted procedures that it believes are reasonably designed to mitigate these and other potential conflicts.

Pricing of Fund Shares

The per share NAV of each New Fund after consummation of the Reorganizations will be computed by dividing the total value of such New Fund’s portfolio, less any liabilities, by the total number of outstanding shares of such New Fund. A New Fund’s NAV will be calculated as of the close of the regular trading session of the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. New York time) each day that the NYSE is open (“Business Day”). However, the NAV may be still be calculated if trading on the NYSE is restricted, provided there is sufficient pricing information available for the New Funds to value their securities, or as permitted by the Securities and Exchange Commission (“SEC”).

Foreign securities held by a New Fund may be traded on days and at times when the NYSE is closed and the NAV is therefore not calculated. Accordingly, the value of a New Fund’s holdings may change on days that are not Business Days in the United States and on which you will not be able to purchase or sell such New Fund’s shares. Securities held by a New Fund are valued in accordance with policies and procedures established by and under the supervision of the New Trust’s Board of Trustees. To the extent available, equity securities are generally valued on the basis of market quotations. Most fixed income securities are typically valued using an evaluated bid price supplied by an approved pricing service that is intended to reflect market value. The evaluated bid price is an evaluation that may consider factors such as security prices, yields, maturities, and ratings. Certain short-term instruments maturing within 60 days or less may be valued at amortized cost, which approximates market value. If a market quotation or evaluated price for a security is not readily available or is deemed unreliable, or if an event that is expected to affect the value of the security occurs after the close of the principal exchange or market on which the security is traded, and before the close of the NYSE, a fair value of the security will be determined in good faith under the policies and procedures. Such events include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a non-significant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a non-valued security and a restricted or non-public security. This type of fair value pricing may be more commonly used with foreign equity securities, but it may also be used with, among other things, thinly-traded domestic securities or fixed-income securities. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. For valuation purposes, quotations of foreign portfolio securities, other assets and liabilities, and forward contracts stated in foreign currency are generally translated into U.S. dollar equivalents at the prevailing market rates. Each New Fund uses systematic fair valuation models provided by independent pricing services to value foreign equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE. The value of the securities of mutual funds held by a New Fund, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair value pricing and the effects of using fair value pricing.

All New Fund purchases, sales, or other account activity must be processed through your financial intermediary or plan sponsor.

For a description of the Existing Funds’ policies with respect to pricing, refer to the Existing Funds’ Prospectuses, which are incorporated by reference herein, and available upon request without charge.

Purchase and Sale of Fund Shares

Shares of the New Funds are listed for trading on a national securities exchange during the trading day. Shares can be bought and sold throughout the trading day like shares of other publicly traded companies. However, there can be no guarantee that an active trading market will develop or be maintained, or that the New Fund shares’ listing will continue or remain unchanged. The New Funds do not impose any minimum investment for shares purchased on an exchange. Buying or selling a

New Fund’s shares involves certain costs that apply to all securities transactions. When buying or selling shares of a New Fund through a financial intermediary, you may incur a brokerage commission or other charges determined by your financial intermediary. Due to these brokerage costs, if any, frequent trading may detract significantly from investment returns. In addition, you may also incur the cost of the spread (the difference between the bid price and the ask price). The commission is frequently a fixed amount and may be a significant cost for investors seeking to buy or sell small amounts of shares. The spread varies over time for shares of a New Fund based on its trading volume and market liquidity, and is generally less if such New Fund has more trading volume and market liquidity and more if such New Fund has less trading volume and market liquidity. Shares of a New Fund may be acquired through the ALPS Distributors, Inc. (“Distributor”) or redeemed directly with such New Fund only in Creation Units or multiples thereof, as discussed in the “Creation and Redemption of Creation Units” section of the New Funds’ Combined Statement of Additional Information. Once created, shares of a New Fund generally trade in the secondary market in amounts less than a Creation Unit. Each New Fund’s primary listing exchange is NYSE Arca. NYSE Arca is open for trading Monday through Friday and is closed on the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. A Business Day with respect to a New Fund is each day NYSE Arca is open. Orders from Authorized Participants to create or redeem Creation Units will only be accepted on a Business Day. On days when NYSE Arca closes earlier than normal, a New Fund may require orders to create or redeem Creation Units to be placed earlier in the day. See the New Funds’ Combined Statement of Additional Information for more information.

In compliance with the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (“USA PATRIOT Act”), your financial intermediary is required to verify certain information on your account application as part of its Anti-Money Laundering Program. You will be required to provide your full name, date of birth, social security number, and permanent street address to assist in verifying your identity. You may also be asked to provide documents that may help to establish your identity. Until verification of your identity is made, your financial intermediary may temporarily limit additional share purchases. In addition, your financial intermediary may close an account if it is unable to verify a shareholder’s identity. Please contact your financial intermediary if you need additional assistance when completing your application or additional information about the intermediary’s Anti-Money Laundering Program. In an effort to ensure compliance with this law, Janus’ Anti-Money Laundering Program (the “Program”) provides for the development of internal practices, procedures and controls, designation of anti-money laundering compliance officers, an ongoing training program, and an independent audit function to determine the effectiveness of the Program.

Continuous Offering.  The method by which Creation Units of shares are created and traded may raise certain issues under applicable securities laws. Because new Creation Units of shares are issued and sold by a New Fund on an ongoing basis, a “distribution,” as such term is used in the Securities Act of 1933, as amended (the “Securities Act”), may occur at any point. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner which could render them statutory underwriters and subject them to the prospectus delivery requirements and liability provisions of the Securities Act. For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Units after placing an order with the Distributor, breaks them down into constituent shares and sells the shares directly to customers or if it chooses to couple the creation of a supply of new shares with an active selling effort involving solicitation of secondary market demand for shares. A determination of whether one is an underwriter for purposes of the Securities Act must take into account all the facts and circumstances pertaining to the activities of the broker-dealer or its client in the particular case, and the examples mentioned above should not be considered a complete description of all the activities that could lead to a characterization as an underwriter. Broker-dealer firms should also note that dealers who are not “underwriters” but are effecting transactions in shares, whether or not participating in the distribution of shares, are generally required to deliver a prospectus. This is because the prospectus delivery exemption in Section 4(a)(3)(C) of the Securities Act is not available in respect of such transactions as a result of Section 24(d) of the 1940 Act. As a result, broker-dealer firms should note that dealers who are not “underwriters” but are participating in a distribution (as contrasted with engaging in ordinary secondary market transactions) and thus dealing with the shares that are part of an overallotment within the meaning of Section 4(a)(3)(C) of the Securities Act, will be unable to take advantage of the prospectus delivery exemption provided by Section 4(a)(3) of the Securities Act. For delivery of prospectuses to exchange members, the prospectus delivery mechanism of Rule 153 under the Securities Act is only available with respect to transactions on a national exchange.

Book Entry.  Shares of each New Fund are held in book-entry form, which means that no stock certificates are issued. The Depository Trust Company (“DTC”) or its nominee is the record owner of all outstanding shares of each New Fund and is recognized as the owner of all shares for all purposes. Investors owning shares of a New Fund are beneficial owners as shown on the records of DTC or its participants. DTC serves as the securities depository for shares of each New Fund. DTC participants include securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of shares, you are not entitled to receive physical delivery of stock certificates or to have shares registered in your name, and you are not considered a registered owner of shares. Therefore, to exercise any right as an owner of shares, you must rely upon the procedures of DTC and its participants. These procedures are the same as those that apply to any other exchange-traded securities that you hold in book-entry or “street name” form.

Share Prices.  The trading prices of each New Fund’s shares in the secondary market generally differ from such New Fund’s daily NAV per share and are affected by market forces such as supply and demand, economic conditions, and other factors. Information regarding the intra-day net asset value of a New Fund is disseminated every 15 seconds throughout the trading day by the national securities exchange on which such New Fund’s shares are primarily listed or by market data vendors or other information providers. The intra-day net asset value is based on the current market value of the securities and/or cash included in a New Fund’s intra-day net asset value basket. The intra-day net asset value does not necessarily reflect the precise composition of the current portfolio of securities and instruments held by a New Fund at a particular point in time or the best possible valuation of the current portfolio. Therefore, the intra-day net asset value should not be viewed as a “real-time” update of the NAV, which is computed only once a day. The intra-day net asset value is generally determined by using both current market quotations and/or price quotations obtained from broker-dealers that may trade in the portfolio securities and instruments included in a New Fund’s intra-day net asset value basket. Each New Fund is not involved in, or responsible for, the calculation or dissemination of the intra-day net asset value and makes no representation or warranty as to its accuracy. An inaccuracy in the intra-day net asset value could result from various factors, including the difficulty of pricing portfolio instruments on an intra-day basis.

Premiums and Discounts.  There may be differences between the daily market prices on secondary markets for shares of a New Fund and such New Fund’s NAV. NAV is the price per share at which a New Fund issues and redeems shares. See “Pricing of Fund Shares” above. The price used to calculate market returns (“Market Price”) of a New Fund generally is determined using the midpoint between the highest bid and the lowest offer on the national securities exchange on which shares of such New Fund are primarily listed for trading, as of the time that such New Fund’s NAV is calculated. A New Fund’s Market Price may be at, above, or below its NAV. The NAV of a New Fund will fluctuate with changes in the market value of its portfolio holdings. The Market Price of a New Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand. Premiums or discounts are the differences (expressed as a percentage) between the NAV and the Market Price of a New Fund on a given day, generally at the time the NAV is calculated. A premium is the amount that a New Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that a New Fund is trading below the reported NAV, expressed as a percentage of the NAV. A discount or premium could be significant. Information regarding the frequency of daily premiums or discounts, generally at the time the NAV is calculated, during a New Fund’s four previous calendar quarters (or for the life of such New Fund, if shorter) will be available at janus.com/etfs.

Investments by Other Investment Companies.  The New Trust and the New Funds are part of the Janus family of funds and are related for purposes of investor and investment services, as defined in Section 12(d)(1)(G) of the 1940 Act. For purposes of the 1940 Act, shares issued by a registered investment company and purchases of shares by registered investment companies and companies relying on Section 3(c)(1) or 3(c)(7) of the Act are subject to the restrictions set forth in Section 12(d)(1) of the Act, except as permitted by an exemptive order of the SEC. The SEC has granted the New Trust such an order to permit registered investment companies to invest in New Fund shares beyond the limits in Section 12(d)(1)(A), subject to certain terms and conditions, including that the registered investment company first enter into a written agreement with the New Trust regarding the terms of the investment. This relief is not available for investments by registered investment companies in the New Funds, since each New Fund operates as a “fund-of-funds” by investing in the Underlying Index ETFs.

For a description of the Existing Funds’ policies with respect to purchases and sales, refer to the Existing Funds’ Prospectuses, which are incorporated by reference herein, and available upon request without charge.

Dividends and Distributions

To avoid taxation, the Internal Revenue Code requires a New Fund to distribute all or substantially all of its net investment income and any net capital gains realized on its investments at least annually.

Distribution Schedule.  Income dividends, if any, are distributed to shareholders quarterly. Net capital gains are distributed at least annually. Dividends may be declared and paid more frequently to improve Underlying Index tracking or to comply with the distribution requirements of the Internal Revenue Code. The date you receive your distribution may vary depending on how your intermediary processes trades. Dividend payments are made through DTC participants and indirect participants to beneficial owners then of record with proceeds received from a New Fund. Please consult your intermediary for details.

How Distributions Affect the Fund’s NAV.  Distributions, other than daily income dividends, are paid to shareholders as of the record date of a distribution of a New Fund, regardless of how long the shares have been held. Undistributed income and net capital gains are included in a New Fund’s daily net asset value (“NAV”). A New Fund’s NAV drops by the amount of the distribution, net of any subsequent market fluctuations. For example, assume that on December 31, a New Fund declared a dividend in the amount of $0.25 per share. If such New Fund’s NAV was $10.00 on December 30, such New Fund’s NAV on December 31 would be $9.75, barring market fluctuations. You should be aware that distributions from a taxable fund do not increase the value of your investment and may create income tax obligations.

No dividend reinvestment service is provided by the New Trust. Financial intermediaries may make available the DTC book-entry Dividend Reinvestment Service for use by beneficial owners of New Fund shares for reinvestment of their dividend distributions. Beneficial owners should contact their financial intermediary to determine the availability and costs of the service and the details of participation therein. Financial intermediaries may require beneficial owners to adhere to specific procedures and timetables. If this service is available and used, dividend distributions of both income and net capital gains will be automatically reinvested in additional whole shares of a New Fund purchased in the secondary market.

For a description of the Existing Funds’ policies with respect to dividends and distributions, refer to the Existing Funds’ Prospectuses, which are incorporated by reference herein, and available upon request without charge.

Frequent Purchases and Redemptions

Frequent trading of New Fund shares does not disrupt portfolio management, increase a New Fund’s trading costs, lead to realization of capital gains by such New Fund, or otherwise harm New Fund shareholders. The vast majority of trading in New Fund shares occurs on the secondary market. Because these trades do not involve a New Fund, they do not harm such New Fund or its shareholders. A few institutional investors (Authorized Participants) are authorized to purchase and redeem a New Fund’s shares directly with such New Fund. Because these trades typically are effected in kind (i.e., for securities and not for cash), they do not cause any of the harmful effects to the issuing fund (as previously noted) that may result from frequent cash trades. For these reasons, the Board of Trustees of the New Trust has determined that it is not necessary to adopt policies and procedures to detect and deter frequent trading and market timing of New Fund shares. However, a New Fund’s policies and procedures regarding frequent purchases and redemptions may be modified by the New Trust’s Board of Trustees at any time.

For a description of the Existing Funds’ policies with respect to frequent trading, refer to the Existing Funds’ Prospectuses, which are incorporated by reference herein, and available upon request without charge.

Tax Consequences

The following is a general discussion of certain federal income tax consequences of investing in a New Fund. The discussion does not apply to qualified tax-deferred accounts or other non-taxable entities, nor is it a complete analysis of the federal income tax implications of investing in a New Fund. You should consult your tax adviser regarding the effect that an investment in a New Fund may have on your particular tax situation, including the federal, state, local, and foreign tax consequences of your investment.

Taxes on Distributions.  Distributions by each New Fund are subject to federal income tax, regardless of whether the distribution is made in cash or reinvested in additional shares of such New Fund. Distributions from net investment income (which includes dividends, interest, and realized net short-term capital gains), other than qualified dividend income, are taxable to shareholders as ordinary income. Distributions of qualified dividend income are taxed to individuals and other noncorporate shareholders at long-term capital gain rates, provided certain holding period and other requirements are satisfied. Distributions of net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) are taxable as long-term capital gain, regardless of how long a shareholder has held New Fund shares. Individuals, trusts, and estates whose income exceeds certain threshold amounts are subject to an additional 3.8% Medicare contribution tax on net investment income. Net investment income includes dividends paid by a New Fund and capital gains from any sale or exchange of New Fund shares. A New Fund’s net investment income and capital gains are distributed to (and may be taxable to) those persons who are shareholders of such New Fund at the record date of such payments. Although a New Fund’s total net income and net realized gain are the results of its operations, the per share amount distributed or taxable to shareholders is affected by the number of its shares outstanding at the record date. Distributions declared to shareholders of record in October, November, or December and paid on or before January 31 of the succeeding year will be treated for federal income tax purposes as if received by shareholders on December 31 of the year in which the distribution was declared. Generally, account tax information will be made available to shareholders on or before February 15 of each year. Information regarding distributions may also be reported to the Internal Revenue Service.

Taxes on Sales.  Any time you sell the shares of a New Fund in a taxable account, it is considered a taxable event. Depending on the purchase price and the sale price, you may have a gain or loss on the transaction. The gain or loss will generally be treated as a long-term capital gain or loss if you held your shares for more than one year and if not held for such period, as a short-term capital gain or loss. Any tax liabilities generated by your transactions are your responsibility. A New Fund may be required to withhold U.S. federal income tax on all distributions payable to shareholders who fail to provide their correct taxpayer identification number, fail to make certain required certifications, or who have been notified by the Internal Revenue Service that they are subject to backup withholding. The current backup withholding rate is applied. For shares purchased and sold from a taxable account, your intermediary will report cost basis information to you and to the IRS. Your intermediary will permit shareholders to elect their preferred cost basis method. In the absence of an election, your cost basis method will be your intermediary’s default method, which is often the average cost method. Please consult your tax adviser to determine the appropriate cost basis method for your particular tax situation and to learn more about how the cost basis reporting laws apply to you and your investments.

Taxation of the Fund.  Dividends, interest, and some capital gains received by a New Fund on foreign securities may be subject to foreign tax withholding or other foreign taxes. Certain fund transactions may involve short sales, futures, options, swap agreements, hedged investments, and other similar transactions, and may be subject to special provisions of the Internal Revenue Code that, among other things, can potentially affect the character, amount, and timing of distributions to shareholders, and utilization of capital loss carryforwards. A New Fund will monitor its transactions and may make certain tax elections and use certain investment strategies where applicable in order to mitigate the effect of these tax provisions, if possible.

Each New Fund does not expect to pay any federal income or excise taxes because it intends to meet certain requirements of the Internal Revenue Code, including the distribution each year of substantially all its net investment income and net capital gains. It is important for a New Fund to meet these requirements so that any earnings on your investment will not be subject to federal income taxes twice. If the Fund invests in a partnership, however, it may be subject to state tax liabilities.

For a description of the Existing Funds’ policies with respect to tax consequences of buying, holding, exchanging and selling Existing Fund shares, refer to the Existing Funds’ Prospectuses, which are incorporated by reference herein, and available upon request without charge.

Distribution Arrangements

Creation Units for the New Funds will be distributed by ALPS Distributors, Inc. (the “Distributor”), which is a member of the Financial Industry Regulatory Authority, Inc. (“FINRA”), in the same manner as the Existing Funds’ distributor. To obtain information about FINRA member firms and their associated persons, you may contact FINRA at www.finra.org, or 1-800-289-9999.

Distribution and Shareholder Servicing Plan.  The New Trust has adopted a Distribution and Servicing Plan for shares of the New Fund pursuant to Rule 12b-1 under the 1940 Act (the “12b-1 Plan”). The 12b-1 Plan permits compensation in connection with the distribution and marketing of New Fund shares and/or the provision of certain shareholder services. The 12b-1 Plan permits a New Fund to pay the Distributor or its designee, a fee for the sale and distribution and/or shareholder servicing of the shares at an annual rate of up to 0.25% of average daily net assets of the shares of the New Fund. However, the New Trust’s Board of Trustees has determined not to authorize payment of a 12b-1 Plan fee at this time. Under the terms of the 12b-1 Plan, the New Trust is authorized to make payments to the Distributor or its designee for remittance to retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries, as compensation for distribution and/or shareholder services performed by such entities for their customers who are investors in a New Fund. The 12b-1 fee may only be imposed or increased when the New Trust’s Board of Trustees determines that it is in the best interests of shareholders to do so. Because these fees are paid out of a New Fund’s assets on an ongoing basis, to the extent that a fee is authorized, over time they will increase the cost of an investment in such New Fund. The 12b-1 Plan fee may cost an investor more than other types of sales charges.

For a description of the Existing Funds’ policies with respect to distribution arrangements, refer to the Existing Funds’ Prospectuses, which are incorporated by reference herein, and available upon request without charge.

Trustees and Officers

The Board of Trustees of the Existing Trust is comprised of one interested trustee, Thomas A. Carter, and three independent trustees: Mary K. Anstine, Jeremy W. Deems and Rick A. Pederson. The Board of Trustees of the New Trust is comprised of one interested trustee, Michael Drew Elder, and three independent trustees: Maureen Upton, Clifford Weber and Jeffrey Weeden. The officers of the Existing Trust and the New Trust are disclosed in the Existing Funds’ SAIs and the New Funds’ SAIs, respectively, each of which is incorporated herein by reference and has been filed with the SEC.

Service Providers

The Existing Funds’ custodian and transfer agent would continue to provide the same services to the New Funds after consummation of the Reorganizations. Although the New Funds’ investment adviser, fund accounting agent, distributor, auditor and legal counsel differ from the Existing Funds’, such service providers are expected to provide services of at least the same scope and quality as those provided to the Existing Funds by the current service providers.

	Existing Funds	New Funds
Adviser	ALPS Advisors, Inc.	Janus Capital Management LLC
Custodian & Transfer Agent	State Street Bank and Trust Company	State Street Bank and Trust Company
Distributor	ALPS Portfolio Solutions Distributor, Inc.	ALPS Distributors, Inc.
Fund Accounting Agent	ALPS Fund Services, Inc.	State Street Bank and Trust Company
Auditor	Deloitte & Touche LLP	PricewaterhouseCoopers LLP
Legal Counsel	Dechert LLP	Stradley Ronon Stevens & Young, LLP

Charter Documents

The Existing Trust and New Trust (referred to in this section each as a “Trust” and collectively as the “Trusts”) are each an open-end, registered management investment company organized as a Delaware statutory trust. The Existing Trust, of which each Existing Fund is a series, is governed by its Amended and Restated Declaration of Trust and Bylaws (collectively, the “ALPS Charter Documents”). The New Trust, of which each New Fund is a series (created solely for the purpose of effecting the Reorganizations), is governed by its Amended and Restated Trust Instrument and Amended and Restated Bylaws (collectively the “Janus Charter Documents”). The operations of each Trust are subject to state and federal law, including the provisions of the 1940 Act, the rules and regulations of the SEC thereunder and applicable state securities laws. The following includes a summary of some of the differences between the ALPS Charter Documents and Janus Charter Documents.

Shareholder Meeting and Voting Rights: Neither Trust is required to hold annual meetings of shareholders and neither Trust currently intends to hold regular shareholder meetings. A meeting of shareholders must be called when requested in writing by the holder(s) of at least, for the Existing Trust, 10% of the outstanding shares entitled to vote and, for the New Trust, 25% (or 10% to the extent required by Section 16(a) of the 1940 Act) of the outstanding shares entitled to vote. Shareholders of a New Fund are entitled to at least 15 days’ notice of any meeting and shareholders of an Existing Fund must receive notice not less than 10 days nor more than 90 days before a meeting.

For purposes of determining shareholders entitled to vote at a meeting, a record date must be fixed, in the case of the Existing Trust, not less than 10 days and not more than 90 days prior to the meeting, and, in the case of the New Trust, not more than 120 days prior to the meeting. For each Trust, cumulative voting is not permitted in the election of trustees. For the Existing Trust, except as otherwise required by applicable law or ALPS Charter Documents, the presence in person or by proxy of shareholders entitled to cast at least 30% of the votes entitled to be cast on any particular matter shall be a quorum as to such matter. For the New Trust, 33 1/3% of the outstanding shares entitled to vote in person or by proxy constitutes a quorum for consideration of a matter. However, for both Trusts, any lesser number shall be sufficient quorum for matters upon which the shareholders vote at adjournments, and written notice is not required for adjournments, so long as, with respect to the New Trust, the adjourned meeting time and place are announced at the meeting at which the adjournment is taken, or reasonable notice is given to persons present at the meeting, and the adjourned meeting is held within a reasonable time after the date set for the original meeting. For each Trust, when a quorum is present, a majority (greater than 50%) of the votes cast is sufficient to act on a matter (unless otherwise specifically required by the respective Trust’s Charter Documents, or applicable law), except that a plurality of the shares voted may elect a trustee. For each Trust, each share is entitled to one vote, and each fractional share to a proportionate fraction of a vote.

For each Trust, shareholders are only entitled to vote: (i) for the election and removal of Trustees; (ii) as authorized or required by law, the respective Trust’s Charter Documents, or any registration with the SEC or any state or as the trustees may consider desirable; (iii) in the case of the Existing Trust, the approval of a contract with a third party provider of services as to which shareholder approval is required by the 1940 act, and, in the case of the New Trust any investment advisory contracts;

(iv) in the case of the Existing Trust only, the termination or reorganization of the Existing Trust to the extent set forth in the ALPS Charter Documents’ termination or reorganization provisions; or (v) in the case of the Existing Trust only, any court action, proceeding or claim brought or maintained derivatively or as a class action, provided that a shareholder of a particular series or class shall not be entitled to vote upon a derivative or class action on behalf of any other series or class or shareholder of any other series or class.

Liability and Indemnification of Trustees: For each Trust, any trustee, shareholder, officer (each a “Covered Person”, which also includes, in the case of the Existing Trust employees or agents of the Existing Trust and, in the case of the New Trust, members of a committee of the board or advisory board) exposed to liability by reason of a claim or demand by virtue of his or her being or having been a Covered Person, is entitled to be held harmless from and indemnified out of the assets of the Trust against all loss and expense arising from such claim or demand, provided that such liability did not arise by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of one’s duties.

For each Trust, expenses of preparation and presentation of a defense to any claim, action, suit or proceeding may be advanced by such Trust before the final disposition thereof upon receipt of an undertaking by or on behalf of the recipient to repay the amount of the advance if it is ultimately determined that he or she is not entitled to indemnification, together with at least one of the following as a condition to the advance: (i) the undertaking is secured by an appropriate security, (ii)the respective Trust is insured against losses arising out of any such advances; or (iii) either a majority of trustees who are not parties to the proceeding and are not interested persons of the Existing Trust (as defined in the 1940 Act), or an independent legal counsel in a written opinion, make a determination that there is reason to believe that the recipient ultimately will be found entitled to indemnification.

Derivative Actions: The Janus Charter Documents, in addition to requirements set forth by Delaware law, impose the following additional requirements that must be satisfied before a shareholder may bring a derivative action on behalf of the New Trust: (i) the shareholder or shareholders must make a pre-suit demand upon the New Trust’s Trustees to bring the subject action unless an effort to cause the New Trust’s trustees to bring such an action is not likely to succeed. For purposes of this section, a demand on the New Trust’s trustees shall only be deemed not likely to succeed and therefore excused if a majority of the trustees, or a majority of any committee established to consider the merits of such action, is composed of Trustees who are not “independent trustees” (as that term is defined by Delaware law); (ii) Unless a demand is not required under (i) above, shareholders eligible to bring such derivative action under Delaware law who hold at least 10% of the outstanding shares of the New Trust, or 10% of the outstanding shares of the series or class to which such action relates, shall join in the request for the New Trust’s trustees to commence such action; and (iii) Unless a demand is not required under (i) above, the New Trust’s trustees must be afforded a reasonable amount of time, with no less than 90 days, to consider such shareholder request and to investigate the basis of such claim. The New Trust’s trustees shall be entitled to retain counsel or other advisers in considering the merits of the request and shall require an undertaking by the shareholders making such request to reimburse the New Trust for the expense of any such advisers in the event that the New Trust’s trustees determine not to bring such action. The ALPS Charter Documents do not address requirements related to derivative actions, other than stating (i) a shareholder shall not be entitled to participate in a derivative or class action lawsuit on behalf of any other series or any other class or on behalf of the shareholders in any other series or any other class of the Existing Trust than the series or class of shares owned by such shareholder; and (ii) the Court of Chancery of the State of Delaware shall have exclusive jurisdiction over such actions.

The foregoing is only a summary of certain characteristics of the operations of each Trust’s Charter Documents and is not a complete description of those documents or of Delaware law. Shareholders should refer to the provisions of each Trust’s Charter Documents and to Delaware law directly for more complete information.

ADDITIONAL INFORMATION

Quorum and Voting

Shareholders of Existing Fund I and shareholders of Existing Fund II will vote separately at the Special Meeting on the Fund I Reorganization and the Fund II Reorganization, respectively. Each holder of a whole or fractional share shall be entitled to one vote for each whole dollar value or a proportionate fractional vote for each fractional dollar value of NAV held in such shareholder’s name. If you are not the owner of record, but your shares are instead held for your benefit by a financial intermediary such as a retirement plan service provider, broker-dealer, bank trust department, insurance company, or other financial intermediary, that financial intermediary may request that you instruct it how to vote the shares you beneficially own. Your financial intermediary will provide you with additional information.

Thirty percent of the outstanding shares entitled to vote at the Special Meeting shall be a quorum for the transaction of business at the Special Meeting. Any lesser number is sufficient for adjournments. In the event that the necessary quorum to transact business or the vote required to approve the Reorganizations is not obtained at the Special Meeting, the persons named as proxies may propose one or more adjournments of the Special Meeting, in accordance with applicable law, to permit further solicitation of proxies. Any such adjournment will require the affirmative vote of the holders of a majority of the shares of an Existing Fund, present in person or by proxy at the Special Meeting. The persons named as proxies will vote the proxies, in accordance with applicable law, in favor of adjournment if they determine additional solicitation is warranted and in the interests of the Existing Funds’ shareholders.

“Broker non-votes” are shares held by a broker or nominee for whom an executed proxy is received by the Existing Trust, but are not voted because instructions have not been received from beneficial owners or persons entitled to vote and the broker or nominee does not have discretionary voting power. Abstentions and broker non-votes are counted as shares eligible to vote at the Special Meeting in determining whether a quorum is present, but do not represent votes cast in favor of an adjournment, postponement, or the Reorganizations. Accordingly, assuming the presence of a quorum, abstentions and broker non-votes will have the same effect as a vote against the respective Fund’s Reorganization.

Approval of a Reorganization will require the affirmative vote of a “majority of the outstanding voting securities” of the Existing Fund within the meaning of the 1940 Act. This means the lesser of (1) 67% or more of the shares present at the Special Meeting if the holders of more than 50% of the outstanding shares are present or represented by proxy, or (2) more than 50% of the outstanding shares.

Share Ownership

The following table shows, as of the Record Date, the number of outstanding shares and net assets of each Existing Fund.

Fund	Total Number of Shares Outstanding	Net Assets
Existing Fund I	700,000	$19,035,129.03
Existing Fund II	1,400,000	$40,462,397.62
Total	2,100,000	$59,497,526.05

As of December 31, 2015 the officers and Trustees of the Existing Trust as a group did not own shares of Existing Fund I or Existing Fund II. As of March 2, 2016, the percentage ownership of any person or entity owning 5% or more of the outstanding shares of the Existing Funds is listed below. In addition, the percentage ownership of any person or entity owning 25% or more of the outstanding shares of the Existing Funds is listed below. Any person who owns, directly or through one or more controlled companies, more than 25% of the voting securities of a company is presumed to “control” such company. Accordingly, to the extent that a person is identified as the beneficial owner of more than 25% of an Existing Fund, or is identified as the record owner of more than 25% of an Existing Fund and has voting and/or investment powers, that person may be presumed to control such Existing Fund. A controlling person’s vote could have a more significant effect on matters presented to shareholders for approval than the vote of other Existing Fund shareholders.

Although the Existing Trust does not have information concerning the Existing Funds’ beneficial ownership held in the names of DTC Participants, to the best knowledge of the Existing Trust, as of March 2, 2016, no other DTC Participant owned of record more than 5% of the outstanding shares of the Existing Funds, except as shown. As of the Record Date, the Officers and Trustees of each Existing Fund, as a group, owned of record and beneficially less than 1.00% of the outstanding voting securities of each Existing Fund. Additionally, to the best knowledge of the Existing Trust, no other DTC Participant owned of record 25% or more of the outstanding shares of the Existing Funds, except as shown.

Existing Fund I

Company Name	% of Ownership	Address
Charles Schwab & Co., Inc.	42.15%	101 Montgomery Street, San Francisco, CA 94104
National Financial Services LLC	34.99%	499 Washington Blvd 4th Floor, Jersey City, NJ 07310
LPL Financial Corporation	5.68%	9785 Towne Centre Drive, San Diego, CA 92121-1968
Existing Fund II
Company Name	% of Ownership	Address
Charles Schwab & Co., Inc.	76.14%	101 Montgomery Street, San Francisco, CA 94104
Pershing, LLC	6.29%	PO Box 2052, Jersey City, NJ 07303-2052
National Financial Services LLC	5.44%	499 Washington Blvd 4th Floor, Jersey City, NJ 07310

Solicitation of Proxies

Janus will pay the fees and expenses related to the Reorganizations, including the costs associated with the drafting, printing, and mailing of this Proxy Statement/Prospectus, the solicitation of proxies, and the Special Meeting. In addition to solicitation of proxies by mail, certain officers and representatives of the Existing Trust, certain officers and employees of Janus or its affiliates, certain financial services firms and their representatives, without extra compensation, or a solicitor, may solicit proxies personally, by telephone, U.S. Mail, facsimile, verbal, internet, or email communications.

Janus has engaged D.F. King & Co., Inc. (“D.F. King”), a professional proxy solicitation firm, to assist in the solicitation of proxies, at an estimated cost of $7,500 plus any out-of-pocket expenses. Such expenses will be paid by Janus. Janus has agreed to pay all costs associated with the Reorganizations. The estimated cost of the Reorganizations is $125,000. Among other things, D.F. King will be (i) required to maintain the confidentiality of all shareholder information; (ii) prohibited from selling or otherwise disclosing shareholder information to any third party; and (iii) required to comply with applicable telemarketing laws.

Brokers, banks, and other fiduciaries may be required to forward soliciting material to their principals on behalf of an Existing Fund and to obtain authorization for the execution of proxies. To the extent Janus would have directly borne the expenses for those services, Janus will reimburse these intermediaries for their expenses.

As the Special Meeting date approaches, certain shareholders whose votes have not been received, may receive telephone calls from a representative of D.F. King. Authorization to permit D.F. King to execute proxies may be obtained by telephonic or electronically transmitted instructions from shareholders of the Existing Funds. Proxies that are obtained telephonically will be recorded in accordance with the procedures described below. The Existing Funds believe that these procedures are reasonably designed to ensure that both the identity of the shareholder casting the vote and the voting instructions of the shareholder are accurately determined.

In all cases where a telephonic proxy is solicited, the D.F. King representative is required to ask for each shareholder’s full name, address, title (if the shareholder is authorized to act on behalf of an entity, such as a corporation), and to confirm that the shareholder has received the Proxy Statement/Prospectus and proxy card(s) in the mail. If the information solicited agrees with the information provided to D.F. King, then the D.F. King representative has the responsibility to explain the process, and ask for the shareholder’s instructions on the proposal. Although the D.F. King representative is permitted to answer questions about the process, he or she is not permitted to recommend to the shareholder how to vote. The D.F. King representative may read any recommendation set forth in this Proxy Statement/Prospectus. The D.F. King representative will record the shareholder’s instructions. Within 72 hours, the shareholder will be sent a confirmation of his or her vote asking the shareholder to call Broadridge immediately if his or her instructions are not accurately reflected in the confirmation.

Telephone Touch-Tone Voting. Shareholders may provide their voting instructions through telephone touch-tone voting by following the instructions on the enclosed proxy card(s). Shareholders will have an opportunity to review their voting instructions and make any necessary changes before submitting their voting instructions and terminating their telephone call.

Internet Voting. Shareholders may provide their voting instructions through Internet voting by following the instructions on the enclosed proxy card(s). Shareholders who vote via the Internet, in addition to confirming their voting instructions prior to submission and terminating their Internet link, will, upon request, receive an e-mail confirming their voting instructions. If a shareholder wishes to participate in the Special Meeting but does not wish to give a proxy by telephone or via the Internet, the shareholder may still submit the proxy card(s) originally sent with the Proxy Statement/Prospectus in the postage paid envelope provided, or attend the Special Meeting in person. Shareholders requiring additional information regarding the proxy or replacement proxy card(s), may contact D.F. King at 1-866-387-9392. Any proxy given by a shareholder is revocable until voted at the Special Meeting.

Revoking a Proxy. Any shareholder submitting a proxy has the power to revoke it at any time before it is exercised by submitting to the Secretary of the Trust, at 1290 Broadway, Suite 1100, Denver, Colorado 80203, a written notice of revocation or a subsequently executed proxy or by attending the Special Meeting and voting in person. All properly executed and unrevoked proxies received in time for the Special Meeting will be voted as specified in the proxy, or, if no specification is made, will be voted FOR the Reorganizations described in this Proxy Statement/Prospectus.

Shareholder Proposals for Subsequent Shareholder Meetings

The Existing Funds are not required, and do not intend, to hold annual shareholder meetings. Shareholder meetings for the Existing Funds may be called from time to time as described in the Existing Trust Charter Documents. Under the proxy rules of the SEC, shareholder proposals that meet certain conditions may be included in the Existing Funds’ proxy statement for a particular meeting. Those rules currently require that for future meetings, the shareholder must be a record or beneficial owner of such Existing Fund shares either (i) with a value of at least $2,000 or (ii) in an amount representing at least 1% of an Existing Fund’s securities to be voted, at the time the proposal is submitted and for one year prior thereto, and must continue to own such shares through the date on which the meeting is held. Another requirement relates to the timely receipt by the Existing Funds of any such proposal. Under those rules, a proposal must have been submitted within a reasonable time before the Existing Funds began to print and mail this Proxy Statement/Prospectus in order to be included in this Proxy Statement/ Prospectus. A proposal submitted for inclusion in the Existing Funds’ proxy material for the next special meeting after the meeting to which this Proxy Statement/Prospectus relates must be received by the Existing Funds within a reasonable time before the Existing Funds begin to print and mail the proxy materials for that meeting.

Shareholders wishing to submit a proposal for inclusion in a proxy statement subsequent to the Special Meeting, if any, should send their written proposal to the Secretary of the Trust, at 1290 Broadway, Suite 1100, Denver, Colorado 80203 within a reasonable time before the Existing Funds begin to print and mail the proxy materials for that meeting. Notice of shareholder proposals to be presented at the Special Meeting must have been received within a reasonable time before the Existing Funds began to mail this Proxy Statement/Prospectus. The timely submission of a proposal does not guarantee its inclusion in the proxy materials.

Other Matters to Come Before the Special Meeting

The Existing Trust’s Board of Trustees is not aware of any matter that will be presented for action at the Special Meeting other than the matters described in this Proxy Statement/Prospectus. Should any other matters requiring a vote of shareholders arise, the proxy in the accompanying form will confer upon the person or persons entitled to vote the shares represented by such proxy the discretionary authority to vote the shares as to any other matters in accordance with their best judgment in the interest of the Trust and/or Funds.

Copies of Fund Information

To avoid sending duplicate copies of materials to certain households, an Existing Fund may mail only one copy of each report or this Proxy Statement/Prospectus to shareholders having the same last name and address on such Existing Fund’s records. The consolidation of these mailings benefits an Existing Fund through reduced mailing expenses.

Please complete, sign, and return the enclosed proxy card(s) or vote by telephone or internet promptly. No postage is required if you mail your proxy card(s) in the United States.

By order of the Board of Trustees,

/s/ Thomas A. Carter

Thomas A. Carter

President, ALPS ETF Trust

APPENDIX A

FORM OF AGREEMENT AND PLAN OF REORGANIZATION AND TERMINATION

THIS AGREEMENT AND PLAN OF REORGANIZATION AND TERMINATION (“Agreement”) is made as of [date], 2016, among JANUS DETROIT STREET TRUST, a Delaware statutory trust, with its principal place of business at 151 Detroit Street, Denver, Colorado 80206 (“New Trust”), on behalf of Janus [Fund Name], a segregated portfolio of assets (“series”) thereof (“New Fund”), ALPS ETF Trust, a Delaware statutory trust, with its principal place of business at 1290 Broadway, Suite 1100, Denver, Colorado, 80203 (“Old Trust”), on behalf of its series with the same name (“Old Fund”), and, solely for purposes of paragraph 6, JANUS CAPITAL MANAGEMENT LLC, investment adviser to New Fund (“Investment Adviser”). (New Trust and Old Trust are each sometimes referred to herein as an “Investment Company,” and New Fund and Old Fund are each sometimes referred to herein as a “Fund.”) Notwithstanding anything to the contrary contained herein, (1) the agreements, covenants, representations, warranties, actions, and obligations of and by each Fund, and of and by the Investment Company of which that Fund is a series, on its behalf, shall be the agreements, covenants, representations, warranties, actions, and obligations of that Fund only, (2) all rights and benefits created hereunder in favor of a Fund shall inure to and be enforceable by the Investment Company of which that Fund is a series on that Fund’s behalf, and (3) in no event shall any other series of an Investment Company or the assets thereof be held liable with respect to the breach or other default by a Fund or Investment Company of its agreements, covenants, representations, warranties, actions, and obligations set forth herein.

Each Investment Company wishes to effect a reorganization described in section 368(a)(1)(F) of the Internal Revenue Code of 1986, as amended (“Code”) (all “section” references are to the Code, unless otherwise noted), and intends this Agreement to be, and adopts it as, a “plan of reorganization” within the meaning of the regulations under the Code (“Regulations”). The reorganization will involve Old Fund changing its identity -- by converting from a series of Old Trust to a series of New Trust -- by (1) transferring all its assets to New Fund (which is being established solely for the purpose of acquiring those assets and continuing Old Fund’s business) in exchange solely for (a) voting shares of beneficial interest (“shares”) in New Fund of equal value (taking into account cash in lieu of fractional shares) to the net assets of the Old Fund, (b) cash in lieu of fractional shares, and (c) New Fund’s assumption of all of Old Fund’s liabilities, (2) distributing those shares and cash in lieu of fractional shares pro rata to Old Fund’s shareholders in exchange for their shares therein and in complete liquidation thereof (for federal tax purposes), and (3) terminating Old Fund, all on the terms and conditions set forth herein (all the foregoing transactions being referred to herein collectively as the “Reorganization”).

Each Investment Company’s board of trustees (each, a “Board”), in each case including a majority of its members who are not “interested persons” (as that term is defined in the Investment Company Act of 1940, as amended (“1940 Act”)) (“Non-Interested Persons”) of either Investment Company, (1) has duly adopted and approved this Agreement and the transactions contemplated hereby, (2) has duly authorized performance thereof on its Fund’s behalf by all necessary Board action, and (3) has determined that participation in the Reorganization is in the best interests of the Fund that is a series thereof and, in the case of Old Fund, that the interests of the existing shareholders thereof will not be diluted as a result of the Reorganization.

Shares offered by the Old Fund (“Old Fund Shares”)have characteristics substantially similar to shares offered by the New Fund (“New Fund Shares”).

In consideration of the mutual promises contained herein, the Investment Companies agree as follows:

1.           PLAN OF REORGANIZATION AND TERMINATION

1.1.         Subject to the requisite approval of Old Fund’s shareholders and the terms and conditions set forth herein, Old Fund shall assign, sell, convey, transfer, and deliver all of its assets described in paragraph 1.2 (“Assets”) to New Fund. In exchange therefor, New Fund shall:

(a)	issue and deliver to Old Fund the number of full New Fund Shares equal to the number of full Old Fund Shares then outstanding, plus cash in lieu of fractional shares, and

(b)	assume all of Old Fund’s liabilities described in paragraph 1.3 (“Liabilities”).

New Fund Shares shall be delivered to Old Fund in a Creation Unit aggregation. Those transactions shall take place at the Closing (as defined in paragraph 2.1).

1.2         The Assets shall consist of all assets and property of every kind and nature -- including all cash, cash equivalents, securities, commodities, futures interests, receivables (including interest and dividends receivable), claims and rights of action, rights to register shares under applicable securities laws, and books and records -- Old Fund owns at the Effective Time (as defined in paragraph 2.1) and any deferred and prepaid expenses shown as assets on Old Fund’s books at that time; and Old Fund has no unamortized or unpaid organizational fees or expenses that have not previously been disclosed in writing to New Trust.

1.3         The Liabilities shall consist of all of Old Fund’s liabilities, debts, obligations, and duties existing at the Effective Time, excluding Reorganization Expenses (as defined in paragraph 3.3(f)) borne by the Investment Adviser pursuant to paragraph 6. Notwithstanding the foregoing, Old Fund will endeavor to discharge all its known liabilities, debts, obligations, and duties before the Effective Time.

1.4         At or before the Closing, New Fund shall redeem the Initial Share (as defined in paragraph 5.5) for the amount at which it is issued pursuant to that paragraph. At the Effective Time (or as soon thereafter as is reasonably practicable), Old Fund shall distribute all the New Fund Shares and cash in lieu of fractional shares it receives pursuant to paragraph 1.1(a) to its shareholders of record determined at the Effective Time (each, a “Shareholder”), in proportion to their Old Fund Shares then held of record and in constructive exchange therefor, and shall completely liquidate (which shall be treated as a complete liquidation of Old Fund for federal tax purposes, within the meaning of section 1.368-2(m)(1)(iv) of the Regulations). That distribution shall be accomplished by New Trust’s transfer agent’s opening accounts on New Fund’s shareholder records in the Shareholders’ names and transferring those New Fund Shares thereto. Pursuant to that transfer, each Shareholder’s account shall be credited with the number of full New Fund Shares equal to the number of full Old Fund Shares that Shareholder holds at the Effective Time, plus cash in lieu of any fractional shares. The aggregate net asset value (“NAV”) of New Fund Shares (plus cash in lieu of fractional shares) to be so credited to each Shareholder’s account shall equal the aggregate NAV of the Old Fund Shares that Shareholder holds at the Effective Time. The value of the assets and the liabilities of Old Fund shall be computed as of the [Effective Time], using the valuation procedures approved by the Board of Trustees of [Old Trust]. The net asset value of a New Fund Share shall be the net asset value per share computed as of the [Effective Time] using the valuation procedures of [Old Trust]. All computations of value hereunder shall be made by or under the direction of each Fund’s respective pricing agent.

Notwithstanding anything to the contrary herein, fractional New Fund Shares will not be issued to the Old Fund Shareholders. If the calculation of the pro rata distribution amount of New Fund Shares to any Old Fund Shareholder results in fractional shares, such Old Fund Shareholder will receive an amount in cash equal to the net asset value of the fractional New Fund Shares at the Closing. All issued and outstanding Old Fund Shares, including any represented by certificates, shall simultaneously be canceled on Old Fund’s shareholder records. New Trust shall not issue certificates representing the New Fund Shares issued in connection with the Reorganization.

1.5         Any transfer taxes payable on the issuance and transfer of New Fund Shares in a name other than that of the registered holder on Old Fund’s shareholder records of the Old Fund Shares actually or constructively exchanged therefor shall be paid by the transferee thereof, as a condition of that issuance and transfer.

1.6         Any reporting responsibility of Old Fund to a public authority, including the responsibility for filing regulatory reports, tax returns, and other documents with the Securities and Exchange Commission (“Commission”), any state securities commission, any federal, state, and local tax authorities, and any other relevant regulatory authority, is and shall remain its responsibility up to and including the date on which it is terminated.

1.7         After the Effective Time, Old Fund shall not conduct any business except in connection with its dissolution and termination. As soon as reasonably practicable after distribution of the New Fund Shares pursuant to paragraph 1.4, but in all events within six months after the Effective Time, (a) Old Fund shall be terminated as a series of Old Trust and (b) Old Trust shall make all filings and take all other actions necessary and proper to effect Old Fund’s complete dissolution. As provided in paragraph 1.4, on making that distribution Old Fund’s liquidation shall be complete for federal tax purposes. The dissolution and termination of Old Fund provided for in this paragraph 1.7 is solely for purposes of the laws of the State of Delaware (“Delaware Law”).

2.           CLOSING AND EFFECTIVE TIME

2.1         Unless the Investment Companies agree otherwise, all acts necessary to consummate the Reorganization (“Closing”) shall be deemed to take place simultaneously as of immediately after the close of business (4:00 p.m., Eastern Time) on [date], 2016 (“Effective Time”). The Closing shall be held at New Trust’s offices or at such other place as to which the Investment Companies agree.

2.2         Old Trust shall cause the custodian of Old Fund’s assets (“Old Custodian”) (a) to make Old Fund’s portfolio securities available to New Trust (or to its custodian (“New Custodian”), if New Trust so directs), for examination, no later than five business days preceding the Effective Time and (b) to transfer and deliver the Assets at the Effective Time to the New Custodian for New Fund’s account, as follows: (1) duly endorsed in proper form for transfer in such condition as to constitute good delivery thereof in accordance with the custom of brokers, (2) by book entry, in accordance with the Old Custodian’s customary practices and any securities depository (as defined in Rule 17f-4 under the 1940 Act) in which Old Fund’s assets are deposited, in the case of Old Fund’s portfolio securities and instruments deposited with those depositories, and (3) by wire transfer of federal funds in the case of cash. Old Trust shall also direct the Old Custodian to deliver at the Closing an authorized officer’s certificate (a) stating that pursuant to proper instructions provided to the Old Custodian by Old Trust, the Old Custodian has delivered all of Old Fund’s portfolio securities, cash, and other Assets to the New Custodian for New Fund’s account and (b) attaching a schedule setting forth information (including adjusted basis and holding period, by lot) concerning the Assets. The New Custodian shall certify to New Trust that such information, as reflected on New Fund’s books immediately after the Effective Time, does or will conform to that information as so certified by the Old Custodian.

2.3         Old Trust shall deliver, or shall direct its transfer agent to deliver, to New Trust at the Closing an authorized officer’s certificate listing the Shareholders’ names and addresses, the number and percentage ownership of outstanding Old Fund Shares each such Shareholder owns, the dividend reinvestment elections, if any, applicable to each Shareholder, and the backup withholding and nonresident alien withholding certifications, notices, or records on file with Old Trust with respect to each Shareholder, all at the Effective Time, certified by Old Trust’s Secretary or Assistant Secretary or by its transfer agent, as applicable. New Trust shall direct its transfer agent to deliver to Old Trust at or as soon as reasonably practicable after the Closing an authorized officer’s certificate as to the opening of accounts on New Fund’s shareholder records in the names of the listed Shareholders and a confirmation, or other evidence satisfactory to Old Trust, that the New Fund Shares to be credited to Old Fund at the Effective Time have been credited to Old Fund’s account on those records.

2.4         In the event that immediately prior to Effective Time (a) the NYSE or another primary trading market for portfolio securities of New Fund or Old Fund shall be closed to trading or trading thereupon shall be restricted, or (b) trading or the reporting of trading on such exchange or elsewhere shall be disrupted so that, in the judgment of the Board members of either party to this Agreement, accurate appraisal of the value of Old Fund Shares is impracticable, the Closing shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.

2.5         Old Trust shall deliver to New Trust and the Investment Adviser, within five days before the Closing, an authorized officer’s certificate listing each security, by name of issuer and number of shares that is being carried on Old Fund’s books at an estimated fair market value provided by an authorized pricing vendor for Old Fund.

2.6         If requested by New Trust, Old Trust shall direct Deloitte & Touche LLP, an independent registered public accounting firm that audits Old Trust’s books, and other applicable service providers to provide access to at the Closing all work papers and supporting statements related to financial statements and tax returns, including those related to ASC 740-10-25 (formerly, “Accounting for Uncertainty in Income Taxes,” FASB Interpretation No. 48, July 13, 2006), pertaining to Old Fund (collectively, “Work Papers”) for all fiscal and taxable periods ended [date], 2015, and for the period from that date through the Effective Time.

2.7         At the Closing, each Investment Company shall deliver to the other (a) bills of sale, checks, assignments, share certificates, receipts, and/or other documents the other Investment Company or its counsel reasonably requests and (b) a certificate in form and substance satisfactory to the recipient, and dated the Effective Time, to the effect that the representations and warranties it made in this Agreement are true and correct at the Effective Time except as they may be affected by the transactions contemplated hereby.

3.           REPRESENTATIONS AND WARRANTIES

3.1         Old Trust, on Old Fund’s behalf, represents and warrants to New Trust, on New Fund’s behalf, as follows:

(a)           Old Trust (1) is a statutory trust that is duly organized, validly existing and in good standing under Delaware Law, and its Certificate of Trust has been duly filed in the office of the Secretary of State thereof, (2) is duly registered under the 1940 Act as an open-end management investment company, (3) has the power to own all its properties and assets and to carry on its business as described in its current registration statement on Form N-1A, and (4) has never elected not to be classified as an association taxable as a corporation;

(b)           Old Fund is a duly established and designated series of Old Trust;

(c)           The execution, delivery, and performance of this Agreement have been duly authorized at the date hereof by all necessary action on the part of Old Trust’s Board; and this Agreement constitutes a valid and legally binding obligation of Old Trust, with respect to Old Fund, enforceable in accordance with its terms, subject to the effect of bankruptcy, insolvency, fraudulent transfer, reorganization, receivership, moratorium, and other laws affecting the rights and remedies of creditors generally and general principles of equity;

(d)           At the Effective Time, Old Trust will have good and marketable title to the Assets for Old Fund’s benefit and full right, power, and authority to sell, assign, transfer, and deliver the Assets hereunder free of any liens or other encumbrances (except securities that are subject to “securities loans,” as referred to in section 851(b)(2), or that are restricted to resale by their terms); and on delivery and payment for the Assets, New Trust, on New Fund’s behalf, will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof, including restrictions that might arise under the Securities Act of 1933, as amended (“1933 Act”), provided that New Fund will acquire assets that are segregated as collateral for Old Fund’s derivative positions, including without limitation, as collateral for swap positions and as margin for futures positions, subject to such segregation and liens that apply to such assets;

(e)           Old Trust, with respect to Old Fund, is not currently engaged in, and its execution, delivery, and performance of this Agreement and consummation of the Reorganization will not result in, (1) a conflict with or material violation of any provision of Delaware Law, Old Trust’s Amended and Restated Declaration of Trust, dated as of September 14, 2015 (“Declaration”) or By-Laws, or any agreement, indenture, instrument, contract, lease, or other undertaking (each, an “Undertaking”) to which Old Trust, on Old Fund’s behalf, is a party or by which it is bound or

(2) the acceleration of any obligation, or the imposition of any penalty, under any Undertaking, judgment, or decree to which Old Trust, on Old Fund’s behalf, is a party or by which it is bound;

(f)           At or before the Effective Time, either (1) all material contracts and other commitments of or applicable to Old Fund (other than this Agreement and certain investment contracts, including options, futures, forward contracts, and swap agreements) will terminate, or (2) provision for discharge and/or New Fund’s assumption of any liabilities of Old Fund thereunder will be made, without either Fund’s incurring any penalty with respect thereto and without diminishing or releasing any rights Old Trust may have had with respect to actions taken or omitted or to be taken by any other party thereto before the Closing;

(g)           No litigation, administrative proceeding, action, or investigation of or before any court, governmental body, or arbitrator is presently pending or, to Old Trust’s knowledge, threatened against Old Trust, with respect to Old Fund or any of its properties or assets attributable or allocable to Old Fund, that, if adversely determined, would materially and adversely affect Old Fund’s financial condition or the conduct of its business; and Old Trust, on Old Fund’s behalf, knows of no facts that might form the basis for the institution of any such litigation, proceeding, action, or investigation and is not a party to or subject to the provisions of any order, decree, judgment, or award of any court, governmental body, or arbitrator that materially and adversely affects Old Fund’s business or Old Trust’s ability to consummate the transactions contemplated hereby;

(h)           Old Fund’s Statement of Assets and Liabilities, Schedule of Investments, Statement of Operations, and Statement of Changes in Net Assets (each, a “Statement”) at and for the fiscal year (in the case of the last Statement, for the two fiscal years) ended November 30, 2015, have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, and are in accordance with generally accepted accounting principles consistently applied in the United States (“GAAP”); and those Statements (copies of which Old Trust has furnished to New Trust), present fairly, in all material respects, Old Fund’s financial condition at that date in accordance with GAAP and the results of its operations and changes in its net assets for the period then ended, and there are no known contingent liabilities of Old Fund required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP at that date that are not disclosed therein;

(i)           Since November 30, 2015, there has not been any material adverse change in Old Fund’s financial condition, assets, liabilities, or business, other than changes occurring in the ordinary course of business; for purposes of this subparagraph, a decline in NAV per Old Fund Share due to declines in market values of securities Old Fund holds, the discharge of Old Fund liabilities, or the redemption of Old Fund Shares by its shareholders shall not constitute a material adverse change;

(j)           All federal and other tax returns, dividend reporting forms, and other tax-related reports (collectively, “Returns”) of Old Fund required by law to have been filed by the Effective Time (including any properly and timely filed extensions of time to file) shall have been filed and are or will be correct in all material respects, and all federal and other taxes shown as due or required to be shown as due on those Returns shall have been paid or provision shall have been made for the payment thereof; to the best of Old Trust’s knowledge, no such Return is currently under audit and no assessment has been asserted with respect to those Returns; and Old Fund is in compliance in all material respects with all applicable Regulations pertaining to the reporting of dividends and other distributions with respect to, and on redemptions of, its shares and to withholding in respect thereof, and is not liable for any material penalties that could be imposed thereunder;

(k)           Old Fund is not classified as a partnership, and instead is classified as an association that is taxable as a corporation, for federal tax purposes and either has elected the latter classification by filing Form 8832 with the Internal Revenue Service (“Service”) or is a “publicly traded partnership” (as defined in section 7704(b)) that is treated as a corporation; Old Fund is a “fund” (as defined in section 851(g)(2), eligible for treatment under section 851(g)(1)); for each taxable year of its operation (including its current taxable year through the Effective Time (“current year”)), Old Fund has met (and for the current year will meet) the requirements of Part I of Subchapter M of Chapter 1 of Subtitle A of the Code (“Subchapter M”) for qualification as a “regulated investment company” (as defined in section 851(a)(1)) (“RIC”) and has been (and for the current year will be) eligible to and has computed (and for the current year will compute) its federal income tax under section 852; Old Fund has not at any time since its inception been liable for, and is not now liable for, any material income or excise tax pursuant to sections 852 or 4982; and Old Fund has no earnings and profits accumulated in any taxable year in which the provisions of Subchapter M did not apply to it;

(l)           All issued and outstanding Old Fund Shares are, and at the Effective Time will be, duly and validly issued and outstanding, fully paid, and non-assessable by Old Trust and have been offered and sold in every state and the District of Columbia in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws; all issued and outstanding Old Fund Shares will, at the Effective Time, be held by the persons and in the amounts set forth on Old Fund’s shareholder records, as provided in paragraph 2.3;;

(m)           Old Fund incurred the Liabilities, which are associated with the Assets, in the ordinary course of its business;

(n)           Old Fund is not under the jurisdiction of a court in a “title 11 or similar case” (as defined in section 368(a)(3)(A));

(o)           Not more than 25% of the value of Old Fund’s total assets (excluding cash, cash items, and Government securities) is invested in the stock and securities of any one issuer, and not more than 50% of the value of those assets is invested in the stock and securities of five or fewer issuers; for purposes of this representation, Old Fund shall be treated as holding its proportionate share of the assets held by any other RICs (including exchange-traded funds that are RICs) in which it invests;

(p)           Old Fund’s current prospectus and statement of additional information (1) conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and (2) at the date on which they were issued did not contain, and as supplemented by any supplement thereto dated prior to or at the Effective Time do not contain, any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading;

(q)           The information to be furnished by Old Trust for use in no-action letters, applications for orders, registration statements, proxy materials, and other documents filed or to be filed with any federal, state, or local regulatory authority (including the Financial Industry Regulatory Authority, Inc. (“FINRA”)) that may be necessary in connection with the transactions contemplated hereby shall be accurate and complete in all material respects and shall comply in all material respects with federal securities laws and other laws and regulations; and the information Old Trust provided for inclusion in the Registration Statement and the Proxy (as defined in paragraph 3.3(a)(1) and (2), respectively) (other than written information provided by New Trust for inclusion therein) will, on their respective effective dates, at the Effective Time, and at the time of the Shareholders Meeting (as defined in paragraph 4.2) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading;

(r)           Old Fund’s investment operations from inception to the date hereof have been in compliance in all material respects with the investment policies and investment restrictions set forth in its prospectus and statement of additional information, except as previously disclosed in writing to New Trust;

(s)           The New Fund Shares to be delivered hereunder are not being acquired for the purpose of making any distribution thereof, other than in accordance with the terms hereof;

(t)           Old Fund’s minute books and similar records made available to New Trust prior to the execution hereof contain a true and complete record in all material respects of all action taken at all meetings and by all written consents in lieu of meetings of the shareholders and of its Board and any committees of its Board; Old Fund’s shareholder records so made available accurately reflect all record transfers in Old Fund’s shares prior to the execution of this Agreement; and any other books and records of Old Fund so made available are true and correct in all material respects and contain no material omissions with respect to Old Fund’s business and operations;

(u)           Old Trust has maintained with respect to Old Fund, in all material respects, all books and records required of a registered investment company in compliance with the requirements of section 31 of the 1940 Act and rules thereunder, and those books and records are true and correct in all material respects;

(v)           Old Trust has adopted and implemented written policies and procedures in accordance with Rule 38a-1 under the 1940 Act;

(w)           Old Fund does not have any unamortized or unpaid organizational fees or expenses;

(x)           Old Fund has not changed its taxable year-end since inception and will not change its taxable year-end prior to the Closing;

(y)           The Declaration permits Old Trust to vary its Shareholders’ investment; Old Trust does not have a fixed pool of assets; and each series thereof (including Old Fund) is a managed portfolio of securities, and the Investment Adviser has the authority to buy and sell securities for Old Fund; and

(z)           Old Trust is undertaking the Reorganization for bona fide business purposes (and not a purpose to avoid federal income tax).

3.2         New Trust, on New Fund’s behalf, represents and warrants to Old Trust, on Old Fund’s behalf, as follows:

(a)           New Trust (1) is a statutory trust that is duly organized, validly existing and in good standing under Delaware Law, and its Certificate of Trust has been duly filed in the office of the Secretary of State thereof, (2) is duly registered under the 1940 Act as an open-end management investment company, (3) has the power to own all its properties and assets and to carry on its business as described in its current registration statement on Form N-1A, and (4) has never elected not to be classified as an association taxable as a corporation;

(b)           At the Effective Time, New Fund will be a duly established and designated series of New Trust; New Fund has not commenced operations and will not do so until after the Closing; and, immediately before the Closing, New Fund will be a shell series of New Trust, without assets (except the amount paid for the Initial Share if it has not already been redeemed by that time) or liabilities, created for the purpose of acquiring the Assets, assuming the Liabilities, and continuing Old Fund’s business;

(c)           The execution, delivery, and performance of this Agreement have been duly authorized at the date hereof by all necessary action on the part of New Trust’s Board; and this Agreement constitutes a valid and legally binding obligation of New Trust, with respect to New Fund, enforceable in accordance with its terms, subject to the effect of bankruptcy, insolvency, fraudulent transfer, reorganization, receivership, moratorium, and other laws affecting the rights and remedies of creditors generally and general principles of equity;

(d)           Before the Closing, there will be no (1) issued and outstanding New Fund Shares or (2) any other securities issued by New Fund, except the Initial Share;

(e)           No consideration other than New Fund Shares and cash in lieu of fractional shares (and New Fund’s assumption of the Liabilities) will be issued in exchange for the Assets in the Reorganization;

(f)           New Trust, with respect to New Fund, is not currently engaged in, and its execution, delivery, and performance of this Agreement and consummation of the Reorganization will not result in, (1) a conflict with or material violation of any provision of Delaware Law, New Trust’s Amended and Restated Trust Instrument, dated August 6, 2015 (“Instrument”), or By Laws, or any Undertaking to which New Trust, on New Fund’s behalf, is a party or by which it is bound or (2) the acceleration of any obligation, or the imposition of any penalty, under any Undertaking, judgment, or decree to which New Trust, on New Fund’s behalf, is a party or by which it is bound;

(g)           No litigation, administrative proceeding, action, or investigation of or before any court, governmental body, or arbitrator is presently pending or, to New Trust’s knowledge, threatened against New Trust, with respect to New Fund or any of its properties or assets attributable or allocable to New Fund, that, if adversely determined, would materially and adversely affect New Fund’s financial condition or the conduct of its business; and New Trust, on New Fund’s behalf, knows of no facts that might form the basis for the institution of any such litigation, proceeding, action, or investigation and is not a party to or subject to the provisions of any order, decree, judgment, or award of any court, governmental body, or arbitrator that materially and adversely affects New Fund’s business or New Trust’s ability to consummate the transactions contemplated hereby;

(h)           New Fund is not (and will not be) classified as a partnership, and instead is (and will be) classified as an association that is taxable as a corporation, for federal tax purposes and either has elected (or will timely elect) the latter classification by filing Form 8832 with the Service or is (and will be) a “publicly traded partnership” (as defined in section 7704(b)) that is treated as a corporation; New Fund has not filed any income tax return and will file its first federal income tax return after the completion of its first taxable year after the Effective Time as a RIC on Form 1120-RIC; New Fund will be a “fund” (as defined in section 851(g)(2), eligible for treatment under section 851(g)(1)) and has not taken and will not take any steps inconsistent with its qualification as such or its qualification and eligibility for treatment as a RIC under Subchapter M; assuming that Old Fund will meet the requirements of Subchapter M for qualification as a RIC for its taxable year in which the Reorganization occurs, New Fund will meet those requirements, and will be eligible to and will compute its federal income tax under section 852, for its taxable year in which the Reorganization occurs; and New Fund intends to continue to meet all those requirements, and to be eligible to and to so compute its federal income tax, for its next taxable year;

(i)           The New Fund Shares to be issued and delivered to Old Fund, for the Shareholders’ accounts, pursuant to the terms hereof, (1) will at the Effective Time have been duly authorized and duly registered under the federal securities laws, and appropriate notices respecting them will have been duly filed under applicable state securities laws, and (2) when so issued and delivered, will be duly and validly issued and outstanding New Fund Shares and will be fully paid and non-assessable by New Trust;

(j)           There is no plan or intention for New Fund to be dissolved or merged into another business or statutory trust or a corporation or any “fund” thereof (as defined in section 851(g)(2)) following the Reorganization;

(k)         Assuming the truthfulness and correctness of Old Trust’s representation and warranty in paragraph 3.1(o), immediately after the Reorganization (1) not more than 25% of the value of New Fund’s total assets (excluding cash, cash items, and Government securities) will be invested in the stock and securities of any one issuer and (2) not more than 50% of the value of those assets will be invested in the stock and securities of five or fewer issuers; for purposes of this representation, New Fund shall be treated as holding its proportionate share of the assets held by any other RICs (including exchange-traded funds that are RICs) in which it invests;

(l)            Immediately after the Effective Time, New Fund will not be under the jurisdiction of a court in a “title 11 or similar case” (as defined in section 368(a)(3)(A));

(m)          The information to be furnished by New Trust for use in no-action letters, applications for orders, registration statements, proxy materials, and other documents filed or to be filed with any federal, state, or local regulatory authority (including FINRA) that may be necessary in connection with the transactions contemplated hereby shall be accurate and complete in all material respects and shall comply in all material respects with federal securities laws and other laws and regulations; and the Registration Statement and the Proxy (other than written information provided by Old Trust for inclusion therein) will, on their respective effective dates, at the Effective Time, and at the time of the Shareholders Meeting, not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading;

(n)           The Instrument permits New Trust to vary its shareholders’ investment; New Trust does not have a fixed pool of assets; and each series thereof (including New Fund after it commences operations) is (or will be) a managed portfolio of securities, and the Investment Adviser will have the authority to buy and sell securities for it; and

(o)           New Trust is undertaking the Reorganization for bona fide business purposes (and not a purpose to avoid federal income tax).

3.3           Each Investment Company, on its Fund’s behalf, represents and warrants to the other Investment Company, on its Fund’s behalf, as follows:

(a)           No governmental consents, approvals, authorizations, or filings are required under the 1933 Act, the Securities Exchange Act of 1934, as amended, the 1940 Act, or state securities laws, and no consents, approvals, authorizations, or orders of any court are required, for its execution or performance of this Agreement on its Fund’s behalf, except for (1) New Trust’s filing with the Commission of a registration statement on Form N-1A relating to the New Fund Shares issuable hereunder, and any supplement or amendment thereto, including therein a prospectus and proxy statement (“Registration Statement”), (2) New Trust’s filing with the Commission of a proxy/registration statement on Form N-14 (“Proxy”), and (3) consents, approvals, authorizations, and filings that have been made or received or may be required after the Effective Time;

(b)           The fair market value of the New Fund Shares each Shareholder receives will be approximately equal to the fair market value of its Old Fund Shares it actually or constructively surrenders in exchange therefor;(c) The fair market value of the Assets will equal or exceed the Liabilities to be assumed by New Fund and those to which the Assets are subject;

(d)           None of the compensation received by any Shareholder who or that is an employee of or service provider to Old Fund will be separate consideration for, or allocable to, any of the Old Fund Shares that Shareholder holds; none of the New Fund Shares any such Shareholder receives will be separate consideration for, or allocable to, any employment agreement, investment advisory agreement, or other service agreement; and the compensation paid to any such Shareholder will be for services actually rendered and will be commensurate with amounts paid to third parties bargaining at arm’s-length for similar services;

(e)           No expenses incurred by Old Fund or on its behalf in connection with the Reorganization will be paid or assumed by New Fund, Investment Adviser, or any other third party unless those expenses are solely and directly related to the Reorganization (determined in accordance with the guidelines set forth in Rev. Rul. 73-54, 1973-1 C.B. 187) (“Reorganization Expenses”), and no cash or property other than New Fund Shares will be transferred to Old Fund or any of its shareholders with the intention that it be used to pay any expenses (even Reorganization Expenses) thereof; and

(f)           Immediately following consummation of the Reorganization, (1) the Shareholders will own all the New Fund Shares and will own those shares solely by reason of their ownership of the Old Fund Shares immediately before the Reorganization and (2) New Fund will hold the same assets -- except for assets used to pay the Funds’ expenses incurred in connection with the Reorganization -- and be subject to the same liabilities that Old Fund held or was subject to immediately before the Reorganization, plus any liabilities for those expenses; and those excepted assets, together with the amount of all distributions (other than regular, normal dividends) Old Fund makes immediately preceding the Reorganization, will, in the aggregate, constitute less than 1% of its net assets.

4.           COVENANTS

4.1           Old Trust covenants to operate Old Fund’s business in the ordinary course between the date hereof and the Effective Time, it being understood that such ordinary course of business will include purchases and sales of portfolio securities and other instruments, sales and redemptions of Old Fund Shares in Creation Unit quantities, and the declaration and payment of regular and customary periodic dividends and other distributions, and any other distribution that may be advisable.

4.2           Old Trust covenants to call a meeting of Old Fund’s shareholders to consider and act on this Agreement and to take all other action necessary to obtain approval of the transactions contemplated hereby (“Shareholders Meeting”).

4.3           Old Trust covenants that it will assist New Trust in obtaining information New Trust reasonably requests concerning the beneficial ownership of Old Fund Shares.

4.4           Old Trust covenants that it will turn over its books and records pertaining to Old Fund (including all books and records required to be maintained under the 1940 Act and the rules and regulations thereunder) to New Trust at the Closing.

4.5           Each Investment Company covenants to cooperate with the other in preparing the Registration Statement and the Proxy in compliance with applicable federal and state securities laws.

4.6           Each Investment Company covenants that it will, from time to time, as and when requested by the other, execute and deliver or cause to be executed and delivered all assignments and other instruments, and will take or cause to be taken any further action(s), the other Investment Company deems necessary or desirable in order to vest in, and confirm to, (a) New Trust, on New Fund’s behalf, title to and possession of all the Assets, and (b) Old Trust, on Old Fund’s behalf, title to and possession of the New Fund Shares to be delivered hereunder, and otherwise to carry out the intent and purpose hereof.

4.7           New Trust covenants to use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act, and applicable state securities laws it deems appropriate to commence and continue New Fund’s operations after the Effective Time.

4.8           Subject to this Agreement, each Investment Company covenants to take or cause to be taken all actions, and to do or cause to be done all things, reasonably necessary, proper, or advisable to consummate and effectuate the transactions contemplated hereby.

4.9           Old Trust covenants that, as promptly as practicable, but in any case within 60 days, after the Effective Time, it will furnish to New Trust, in a form reasonably satisfactory thereto, a certificate stating Old Fund’s earnings and profits for federal income tax purposes and any capital loss carryovers and other items that will be carried over to New Fund pursuant to section 381.

4.10         It is each Investment Company’s intention that the Reorganization will qualify as a “reorganization” (as defined in section 368(a)(1)(F)), and in furtherance thereof, each Investment Company covenants that it will not take any action or cause any action to be taken (including the filing of any tax return) that is inconsistent with that treatment or results in the failure of the Reorganization to so qualify.

4.11         Subject to this Agreement, each Investment Company covenants to take or cause to be taken all actions, and to do or cause to be done all things, reasonably necessary, proper, or advisable to consummate and effectuate the transactions contemplated hereby.

5.           CONDITIONS PRECEDENT

Each Investment Company’s obligations hereunder shall be subject to (a) performance by the other Investment Company of all its obligations to be performed hereunder at or before the Closing, (b) all representations and warranties of the other Investment Company contained herein being true and correct in all material respects at the date hereof and, except as they may be affected by the transactions contemplated hereby, at the Effective Time, with the same force and effect as if made at that time, and (c) the following further conditions that, at or before that time:

5.1           This Agreement and the transactions contemplated hereby shall have been duly adopted and approved by both Boards and by Old Fund’s shareholders at the Shareholders Meeting;

5.2           All necessary filings shall have been made with the Commission and state securities authorities, and no order or directive shall have been received that any other or further action is required to permit the Investment Companies to carry out the transactions contemplated hereby. The Registration Statement of New Fund relating to the continuous offering of New Fund Shares in Creation Units and the Proxy shall have become effective under the 1933 Act, no stop orders suspending the effectiveness thereof shall have been issued, and, to each Investment Company’s best knowledge, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened, or contemplated under the 1933 Act or the 1940 Act. The Commission shall not have issued an unfavorable report with respect to the Reorganization under section 25(b) of the 1940 Act nor instituted any proceedings seeking to enjoin consummation of the transactions contemplated hereby under section 25(c) of the 1940 Act. All consents, orders, and permits of federal, state, and local regulatory authorities (including the Commission and state securities authorities) either Investment Company deems necessary to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain same would not involve a risk of a material adverse effect on either Fund’s assets or properties. Following the Reorganization, a “Creation Unit” shall consist of [50,000] New Fund Shares.;

5.3           At the Effective Time, no action, suit, or other proceeding shall be pending (or, to either Investment Company’s best knowledge, threatened to be commenced) before any court, governmental agency, or arbitrator in which it is sought to enjoin the performance of, restrain, prohibit, affect the enforceability of, or obtain damages or other relief in connection with, the transactions contemplated hereby;

5.4           The Investment Companies shall have received an opinion of Stradley Ronon Stevens & Young, LLP (“Counsel”) as to the federal income tax consequences mentioned below (“Tax Opinion”). In rendering the Tax Opinion, Counsel may rely as to factual matters, exclusively and without independent verification, on the representations and warranties made in this Agreement, which Counsel may treat as representations and warranties made to it (that, notwithstanding paragraph 7, shall survive the Closing), and in separate letters, if Counsel requests, addressed to it and any certificates delivered pursuant to paragraph 2.6(b). The Tax Opinion shall be substantially to the effect that -- based on the facts and assumptions stated therein and conditioned on those representations and warranties’ being true and complete at the Effective Time and consummation of the Reorganization in accordance with this Agreement (without the waiver or modification of any terms or conditions hereof and without taking into account any amendment hereof that Counsel has not approved) -- for federal income tax purposes:

(a)           New Fund’s acquisition of the Assets in exchange for New Fund Shares and cash in lieu of fractional shares and its assumption of the Liabilities, followed by Old Fund’s distribution of those shares and cash pro rata to the Shareholders actually or constructively in exchange for their Old Fund Shares and in complete liquidation of Old Fund, will qualify as a “reorganization” (as defined in section 368(a)(1)(F)), and each Fund will be “a party to a reorganization” (within the meaning of section 368(b));

(b)           Old Fund will recognize no gain or loss on the transfer of the Assets to New Fund in exchange for New Fund Shares and cash in lieu of fractional shares and New Fund’s assumption of the Liabilities or on the subsequent distribution of those shares and cash to the Shareholders in exchange for their Old Fund Shares;

(c)           New Fund will recognize no gain or loss on its receipt of the Assets in exchange for New Fund Shares and cash in lieu of fractional shares and its assumption of the Liabilities;

(d)           New Fund’s basis in each Asset will be the same as Old Fund’s basis therein immediately before the Reorganization, and New Fund’s holding period for each Asset will include Old Fund’s holding period therefor (except where New Fund’s investment activities have the effect of reducing or eliminating an Asset’s holding period);

(e)           A Shareholder will recognize no gain or loss on the exchange of all its Old Fund Shares for New Fund Shares pursuant to the Reorganization, except with respect to cash received in lieu of fractional shares;

(f)            A Shareholder’s aggregate basis in the New Fund Shares it receives in the Reorganization will be the same as the aggregate basis in its Old Fund Shares it actually or constructively surrenders in exchange for those New Fund Shares (reduced by the amount of any tax basis allocable to a fractional share for which cash is received), and its holding period for those New Fund Shares will include, in each instance, its holding period for those Old Fund Shares, provided the Shareholder holds them as capital assets at the Effective Time; and

(g)           For purposes of section 381, New Fund will be treated just as Old Fund would have been treated if there had been no Reorganization. Accordingly, the Reorganization will not result in the termination of Old Fund’s taxable year, Old Fund’s tax attributes enumerated in section 381(c) will be taken into account by New Fund as if there had been no Reorganization, and the part of Old Fund’s taxable year before the Reorganization will be included in New Fund’s taxable year after the Reorganization.

Notwithstanding subparagraphs (b) and (d), the Tax Opinion may state that no opinion is expressed as to the effect of the Reorganization on the Funds or any Shareholder with respect to any Asset as to which any unrealized gain or loss is required to be recognized for federal income tax purposes on the termination or transfer thereof under a mark-to-market system of accounting, A Shareholder of an Old Fund that receives cash in lieu of a fractional share in connection with the Reorganization will be treated as having received cash in redemption of such fractional share. The Old Fund Shareholder that receives cash in lieu of a fractional share will recognize capital gain or loss equal to the difference between the amount of cash deemed received for the fractional share and the Shareholder’s tax basis in Old Fund shares allocable to the fractional share. The capital gain or loss will be a long-term capital gain or loss if the Old Fund Shareholder’s holding period for Old Fund shares is more than one year as of the date of the Reorganization;

5.5           Before the Closing, New Trust’s Board shall have authorized the issuance of, and New Trust shall have issued, one New Fund Share (“Initial Share”) to the Investment Adviser or an affiliate thereof, in consideration of the payment of $10.00 (or other amount that Board determines), to vote on the investment management and sub-advisory contract, distribution and service plan, and other agreements and plans referred to in paragraph 5.6 and to take whatever action it may be required to take as New Fund’s sole shareholder;

5.6           New Trust, on New Fund’s behalf, shall have entered into, or adopted, as appropriate, an investment management contract, a sub-advisory contract, a distribution and service plan pursuant to Rule 12b-1 under the 1940 Act, and other agreements and plans necessary for New Fund’s operation as a series of an open-end management investment company. Each such contract, plan, and agreement shall have been approved by New Trust’s Board and, to the extent required by law (as interpreted by Commission staff positions), by its trustees who are Non-Interested Persons thereof and by the Investment Adviser or its affiliate as New Fund’s sole shareholder; and

5.7           At any time before the Closing, either Investment Company may waive any of the foregoing conditions (except those set forth in paragraphs 5.1 and 5.4) if, in the judgment of its Board, that waiver will not have a material adverse effect on its Fund’s shareholders’ interests.

6.             EXPENSES

Subject to complying with the representation and warranty contained in paragraph 3.3(f), the Investment Adviser shall bear 100% of the Reorganization Expenses. The Reorganization Expenses include (1) costs associated with obtaining any necessary order of exemption from the 1940 Act, preparing and filing Old Fund’s prospectus supplements and the Registration Statement, and printing and distributing New Fund’s prospectus and Old Fund’s proxy materials, (2) legal and accounting fees, including fees of counsel to each Investment Company and its Non-Interested Persons, (3) transfer agent and custodian conversion costs, (4) transfer taxes for foreign securities, (5) proxy solicitation costs, and (6) expenses of holding the Shareholders Meeting (including any adjournments thereof) but exclude brokerage costs, the Investment Adviser’s travel expenses, and similar expenses not directly related to the Reorganization. This paragraph 6 shall survive the Closing (notwithstanding anything to the contrary in paragraph 7) and any termination of this Agreement pursuant to paragraph 8. Notwithstanding the foregoing, expenses shall be paid by the Fund directly incurring them if and to the extent that the payment thereof by another person would result in that Fund’s disqualification as a RIC or would prevent the Reorganization from qualifying as a tax-free reorganization.

7.             ENTIRE AGREEMENT; NO SURVIVAL

Neither Investment Company has made any representation, warranty, or covenant not set forth herein, and this Agreement constitutes the entire agreement between the Investment Companies. The representations, warranties, and covenants contained herein or in any document delivered pursuant hereto or in connection herewith shall not survive the Closing.

8.             TERMINATION

This Agreement may be terminated at any time at or before the Closing:

8.1           By either Investment Company (a) in the event of the other Investment Company’s material breach of any representation, warranty, or covenant contained herein to be performed at or before the Closing, (b) if a condition to its obligations has not been met and it reasonably appears that that condition will not or cannot be met, (c) if a governmental body issues an order, decree, or ruling having the effect of permanently enjoining, restraining, or otherwise prohibiting consummation of the Reorganization, or (d) if the Closing has not occurred on or before [TBD], or such other date as to which the Investment Companies agree; or

8.2           By the Investment Companies’ mutual agreement.

In the event of termination under paragraphs 8.1(c) or (d) or 8.2, neither Investment Company (nor its trustees, officers, or shareholders) shall have any liability to the other Investment Company.

9.             AMENDMENTS

The Investment Companies may amend, modify, or supplement this Agreement at any time in any manner they mutually agree on in writing, notwithstanding Old Fund’s shareholders’ approval thereof; provided that, following that approval no such amendment, modification, or supplement shall have a material adverse effect on the Shareholders’ interests.

10.           SEVERABILITY

Any term or provision hereof that is invalid or unenforceable in any jurisdiction shall, as to that jurisdiction, be ineffective to the extent of that invalidity or unenforceability without rendering invalid or unenforceable the remaining terms and provisions hereof or affecting the validity or enforceability of any of the terms and provisions hereof in any other jurisdiction.

11.           MISCELLANEOUS

11.1           This Agreement shall be governed by and construed in accordance with the internal Delaware Law, without giving effect to principles of conflicts of laws; provided that, in the case of any conflict between that law and the federal securities laws, the latter shall govern.

11.2           Nothing expressed or implied herein is intended or shall be construed to confer on or give any person, firm, trust, or corporation other than New Trust, on New Fund’s behalf, or Old Trust, on Old Fund’s behalf, and their respective successors and assigns any rights or remedies under or by reason of this Agreement.

11.3           Notice is hereby given that this instrument is executed and delivered on behalf of each Investment Company’s trustees solely in their capacities as trustees, and not individually, and that each Investment Company’s obligations under this instrument are not binding on or enforceable against any of its trustees, officers, shareholders, or series other than its Fund but are only binding on and enforceable against its property attributable to and held for the benefit of its Fund (“Fund’s Property”) and not its property attributable to and held for the benefit of any other series thereof. Each Investment Company, in asserting any rights or claims under this Agreement on its or its Fund’s behalf, shall look only to the other Fund’s Property in settlement of those rights or claims and not to the property of any other series of the other Investment Company or to those trustees, officers, or shareholders.

11.4           This Agreement may be executed in one or more counterparts, all of which shall be considered one and the same agreement, and shall become effective when one or more counterparts have been executed by each Investment Company and delivered to the other Investment Company. The headings contained herein are for reference purposes only and shall not affect in any way the meaning or interpretation hereof.

[Signatures on following page]

IN WITNESS WHEREOF, each party has caused this Agreement to be executed and delivered by its duly authorized officer as of the day and year first written above.

JANUS DETROIT STREET TRUST, on behalf of its series,
[Fund Name]

By:

Name:

Title:

ALPS ETF TRUST,
on behalf of its series, [Fund Name]

By:

Name:

Title:

Solely for purposes of paragraph 6,
JANUS CAPITAL MANAGEMENT LLC

By:

Name:

Title:

APPENDIX B

INVESTMENT POLICIES AND RESTRICTIONS

Fundamental Investment Policies and Restrictions:

The Funds are subject to certain fundamental policies and restrictions that may not be changed without shareholder approval. Shareholder approval means approval by the lesser of: (i) more than 50% of the outstanding voting securities of the Trust (or a particular Fund if a matter affects just that Fund) or (ii) 67% or more of the voting securities present at a meeting if the holders of more than 50% of the outstanding voting securities of the Trust (or a particular Fund) are present or represented by proxy. The following policies are fundamental policies of the Funds.

Existing Funds: Except for restriction (2), any limitation that involves a maximum percentage shall not be considered violated unless an excess over the percentage occurs immediately after, and is caused by, an acquisition or encumbrance of securities or assets of, or borrowings by, the Existing Funds. With respect to the Existing Funds’ fundamental investment restriction 7, asset coverage of at least 300% (as defined in the 1940 Act), inclusive of any amounts borrowed, must be maintained at all times.

As a matter of fundamental policy, each Existing Fund (except as otherwise noted below) may not:

(1) Invest 25% or more of the value of its total assets in securities of issuers in any one industry or group of industries, except to the extent that the Underlying Index that an Existing Fund replicates concentrates in an industry or group of industries. This restriction does not apply to obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

(2) Borrow money, except (i) to the extent permitted under the 1940 Act (which currently limits borrowing to no more than 33 1/3% of the value of an Existing Fund’s total assets) and (ii) to enter into other investments or engage in other transactions permissible under the 1940 Act that may involve a borrowing, provided that the combination of (i) and (ii) shall not exceed 33 1/3% of the value of an Existing Fund’s total assets (including the amount borrowed), less such Existing Fund’s liabilities (other than borrowings).

(3) Act as an underwriter of another issuer’s securities, except to the extent that an Existing Fund may be deemed to be an underwriter within the meaning of the Securities Act of 1933 in connection with the purchase and sale of portfolio securities.

(4) Make loans to other persons, except through (i) the purchase of debt securities permissible under an Existing Fund’s investment policies, (ii) repurchase agreements or (iii) the lending of portfolio securities, provided that no such loan of portfolio securities may be made by an Existing Fund if, as a result, the aggregate of such loans would exceed 33 1/3% of the value of an Existing Fund’s total assets.

(5) Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent an Existing Fund (i) from purchasing or selling options, futures contracts or other derivative instruments, or (ii) from investing in securities or other instruments backed by physical commodities).

(6) Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prohibit an Existing Fund from purchasing or selling securities or other instruments backed by real estate or of issuers engaged in real estate activities).

(7) Issue senior securities, except as permitted under the 1940 Act.

Except for restriction (2), if a percentage restriction is adhered to at the time of investment, a later increase in percentage resulting from a change in market value of the investment or the total assets, or the sale of a security out of the portfolio, will not constitute a violation of that restriction.

New Funds: The New Funds may not:

(1) Invest 25% or more of the value of its total assets in any particular industry or group of industries (other than U.S. Government securities) provided that investments in other investment companies shall not be considered an investment in any particular industry or group of industries for purposes of this investment limitation.

(2) Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this limitation shall not prevent a New Fund from purchasing or selling foreign currencies, options, futures, swaps, forward contracts, or other derivative instruments, or from investing in securities or other instruments backed by physical commodities).

(3) Lend any security or make any other loan if, as a result, more than one-third of a New Fund’s total assets would be lent to other parties (but this limitation does not apply to investments in repurchase agreements, commercial paper, debt securities, or loans, including assignments and participation interests).

(4) Act as an underwriter of securities issued by others, except to the extent that a New Fund may be deemed an underwriter in connection with the disposition of its portfolio securities.

(5) Borrow money except that a New Fund may borrow money for temporary or emergency purposes (not for leveraging or investment). Borrowings from banks will not, in any event, exceed one-third of the value of a Fund’s total assets (including the amount borrowed). This policy shall not prohibit short sales transactions, or futures, options, swaps, repurchase transactions (including reverse repurchase agreements), or forward transactions. A New Fund may not issue “senior securities” in contravention of the 1940 Act.

(6) Invest directly in real estate or interests in real estate; however, a New Fund may own debt or equity securities issued by companies engaged in those businesses.

As a fundamental policy, a New Fund may, notwithstanding any other investment policy or limitation (whether or not fundamental), invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies, and limitations as such New Fund.

For purposes of these investment restrictions, the identification of the issuer of a municipal obligation depends on the terms and conditions of the security. When assets and revenues of a political subdivision are separate from those of the government that created the subdivision and the security is backed only by the assets and revenues of the subdivision, the subdivision is deemed to be the sole issuer. Similarly, in the case of an industrial development bond, if the bond is backed only by assets and revenues of a nongovernmental user, then the nongovernmental user would be deemed to be the sole issuer. If, however, in either case, the creating government or some other entity guarantees the security, the guarantee would be considered a separate security that would be treated as an issue of the guaranteeing entity.

For purposes of a New Fund’s fundamental policy related to investments in real estate, the policy does not prohibit the purchase of securities directly or indirectly secured by real estate or interests therein, or issued by entities that invest in real estate or interests therein, such as, but not limited to, corporations, partnerships, real estate investment trusts (“REITs”), and other REIT-like entities, such as foreign entities that have REIT characteristics. Except for a New Fund’s policies with respect to investments in illiquid securities and borrowing, the percentage limitations included in these policies and elsewhere in a New Fund’s Prospectus and/or SAI normally apply only at the time of purchase of a security. So, for example, if a New Fund exceeds a limit as a result of market fluctuations or the sale of other securities, it will not be required to dispose of any securities.

Non-Fundamental Investment Policies and Restrictions:

In addition to the foregoing fundamental investment policies, the Funds are also subject to the following non-fundamental restrictions and policies, which may be changed at any time by the board of trustees of the respective Trust without shareholder approval.

Existing Funds: The Existing Funds may not:

(1) Sell securities short, unless an Existing Fund owns or has the right to obtain securities equivalent in kind and amount to the securities sold short at no added cost, and provided that transactions in options, futures contracts, options on futures contracts, or other derivative instruments are not deemed to constitute selling securities short.

(2) Purchase securities on margin, except that an Existing Fund may obtain such short-term credits as are necessary for the clearance of transactions; and provided that margin deposits in connection with futures contracts, options on futures contracts or other derivative instruments shall not constitute purchasing securities on margin.

(3) Purchase securities of open-end or closed-end investment companies except in compliance with the 1940 Act.

(4) Invest in illiquid securities if, as a result of such investment, more than 15% of an Existing Fund’s net assets would be invested in illiquid securities.

(5) Invest in direct interests in oil, gas or other mineral exploration programs or leases; however, an Existing Fund may invest in securities of issuers that engage in these activities.

New Funds:

(1) Each New Fund may sell securities short if it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short without the payment of any additional consideration therefor (“short sales against the box”). In addition, a New Fund may engage in short sales other than against the box, which involve selling a security that such New Fund borrows and does not own. The trustees may impose limits on a New Fund’s investments in short sales, as described in a New Fund’s Prospectus. Transactions in futures, options, swaps, and forward contracts not involving short sales are not deemed to constitute selling securities short.

(2) Each New Fund does not intend to purchase securities on margin, except that a New Fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments and other deposits in connection with transactions involving short sales, futures, options, swaps, forward contracts, and other permitted investment techniques shall not be deemed to constitute purchasing securities on margin.

(3) Each New Fund may not mortgage or pledge any securities owned or held by a New Fund in amounts that exceed, in the aggregate, 15% of such New Fund’s net asset value (“NAV”), provided that this limitation does not apply to: reverse repurchase agreements; deposits of assets to margin; guarantee positions in futures, options, swaps, or forward contracts; or the segregation of assets in connection with such contracts.

(4) Each New Fund does not currently intend to purchase any security or enter into a repurchase agreement if, as a result, more than 15% of its net assets would be invested in repurchase agreements not entitling the holder to payment of principal and interest within seven days and in securities that are illiquid by virtue of legal or contractual restrictions on resale or the absence of a readily available market. The trustees, or a New Fund’s investment adviser acting pursuant to authority delegated by the trustees, may determine that a readily available market exists for: securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933, as amended (“Rule 144A Securities”), or any successor to such rule; Section 4(2) commercial paper; and municipal lease obligations. Accordingly, such securities may not be subject to the foregoing limitation. Certain securities previously deemed liquid may become illiquid in any subsequent assessment of liquidity factors affecting the security.

(5) A New Fund may not invest in companies for the purpose of exercising control of management.

Under the terms of an exemptive order received from the Securities and Exchange Commission (“SEC”), a New Fund may borrow money from or lend money to other funds that permit such transactions and for which Janus Capital or one of its affiliates serves as investment adviser. All such borrowing and lending will be subject to the above limits and to the limits and other conditions in such exemptive order. A New Fund will borrow money through the program only when the costs are equal to or lower than the cost of bank loans. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. A New Fund will lend through the program only when the returns are higher than those available from other short-term instruments (such as repurchase agreements). A New Fund may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to a lending Fund could result in a lost investment opportunity or additional borrowing costs, and interfund loans are subject to the risk that the borrowing New Fund may be unable to repay the loan when due. While it is expected that a fund may borrow money through the program to satisfy redemption requests or to cover unanticipated cash shortfalls, a fund may elect to not participate in the program during times of market uncertainty or distress or for other reasons.

PART B

JANUS DETROIT STREET TRUST

Janus Velocity Tail Risk Hedged Large Cap ETF (NYSE ARCA: TRSK)

Janus Velocity Volatility Hedged Large Cap ETF (NYSE ARCA: SPXH)

Statement of Additional Information

June 8, 2016

Acquisition of the Assets and Liabilities of Janus Velocity Tail Risk Hedged Large Cap ETF (“Existing Fund I”) (a series of ALPS ETF Trust) 1290 Broadway, Suite 1100 Denver, CO 80203	By and in Exchange for Shares of Janus Velocity Tail Risk Hedged Large Cap ETF (“New Fund I”) (a series of JANUS DETROIT STREET TRUST) 151 Detroit Street, Denver, CO 80206-4805
Acquisition of the Assets and Liabilities of Janus Velocity Volatility Hedged Large Cap ETF (“Existing Fund II”) (a series of ALPS ETF Trust) 1290 Broadway, Suite 1100 Denver, CO 80203	By and in Exchange for Shares of Janus Velocity Volatility Hedged Large Cap ETF (“New Fund II”) (a series of JANUS DETROIT STREET TRUST) 151 Detroit Street, Denver, CO 80206-4805

This Statement of Additional Information (“SAI”), which is not a prospectus, supplements and should be read in conjunction with the Proxy Statement/Prospectus dated June 8, 2016 relating specifically to the special meeting of shareholders of Existing Fund I and Existing Fund II that will be held on July 12, 2016.

To obtain a copy of the Proxy Statement/Prospectus, please write to Janus Detroit Street Trust, 151 Detroit Street, Denver, Colorado 80206 or call 1-800-525-0020. The Reorganization will be pursuant to an Agreement and Plan of Reorganization and Termination.

Table of Contents

Page
General Information	1
Incorporation of Documents by Reference into the Statement of Additional Information	1
Pro Forma Financial Statements	1

General Information

This SAI and the Proxy Statement/Prospectus are related to the proposed transfer of all of the assets of the Existing Fund I to New Fund I and the assumption of all the liabilities of the Existing Fund I in exchange for shares of New Fund I having an aggregate value equal to those of the Existing Fund I (“Fund Reorganization I”) and (ii) the proposed transfer of all of the assets of the Existing Fund II to New Fund II and the assumption of all the liabilities of the Existing Fund II in exchange for shares of New Fund II having an aggregate value equal to those of the Existing Fund II (“Fund Reorganization II”).

Incorporation of Documents by Reference into the Statement of Additional Information

This Statement of Additional Information incorporates by reference the following described documents:

(1)

Statement of Additional Information for Janus Velocity Tail Risk Hedged Large Cap ETF and Janus Velocity Volatility Hedged Large Cap ETF, each a series of Janus Detroit Street Trust, dated February 22, 2016 (previously filed on EDGAR, Accession No: 0000950123-16-015222 ); and

(2)

The audited financial statements and related report of the independent registered public accounting firm included in the Annual Report to Shareholders of Janus Velocity Tail Risk Hedged Large Cap ETF and Janus Velocity Volatility Hedged Large Cap ETF, each a series of ALPS ETF Trust, for the fiscal year ended November 30, 2015 (previously filed on EDGAR, Accession No: 0001193125-16-451764). No other parts of the Annual Report are incorporated herein by reference; and

(3)

Statement of Additional Information for Janus Velocity Tail Risk Hedged Large Cap ETF and Janus Velocity Volatility Hedged Large Cap ETF, each a series of ALPS ETF Trust, dated March 31, 2016 (previously filed on EDGAR, Accession No: 0001398344-16-011340).

PRO FORMA FINANCIAL STATEMENTS

Pro forma financial information has not been prepared for Fund Reorganization I of Janus Velocity Tail Risk Hedged Large Cap ETF, a series of ALPS ETF Trust, into Janus Velocity Tail Risk Hedged Large Cap ETF, a series of Janus Detroit Street Trust because Existing Fund I will be reorganized into a corresponding newly-organized New Fund I with no assets and liabilities that will commence investment operations upon completion of Fund Reorganization I and continue the operations of the Existing Fund I.

Pro forma financial information has not been prepared for Fund Reorganization II of Janus Velocity Volatility Hedged Large Cap ETF, a series of ALPS ETF Trust, into Janus Velocity Volatility Hedged Large Cap ETF, a series of Janus Detroit Street Trust because Existing Fund II will be reorganized into a corresponding newly-organized New Fund II with no assets and liabilities that will commence investment operations upon completion of Fund Reorganization II and continue the operations of the Existing Fund II.

1

JANUS DETROIT STREET TRUST

(the “Registrant” or the “Trust”)

PART C

OTHER INFORMATION

Item 15.	Indemnification

A Delaware business trust may provide in its governing instrument for indemnification of its officers and trustees from and against any and all claims and demands whatsoever. Article IX, Section 2 of the Trust Instrument provides that the Registrant shall indemnify any present or former trustee, member of the Trust’s advisory board, officer or employee of the Registrant (“Covered Person”) to the fullest extent permitted by law against liability and all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding (“Action”) in which he becomes involved as a party or otherwise by virtue of his being or having been a Covered Person and against amounts paid or incurred by him in the settlement thereof, whether or not he is a Covered Person at the time such expenses are incurred. Indemnification will not be provided to a Covered Person adjudged by a court or other body to be liable to the Registrant or its shareholders by reason of “willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office” (“Disabling Conduct”), or not to have acted in good faith in the reasonable belief that his action was in the best interest of the Registrant. In the event of a settlement, no indemnification may be provided unless there has been a determination that such Covered Person did not engage in Disabling Conduct (i) by the court or other body approving the settlement; (ii) by at least a majority of those trustees who are neither interested persons, as that term is defined in the Investment Company Act of 1940 (“1940 Act”), of the Registrant (“Independent Trustees”), nor parties to the matter based upon a review of readily available facts (as opposed to a full trial type inquiry); or (iii) by written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial type inquiry).

Pursuant to Article IX, Section 3 of the Trust Instrument, if any present or former shareholder of any series (“Series”) of the Registrant shall be held personally liable solely by reason of his being or having been a shareholder and not because of his acts or omissions or for some other reason, the present or former shareholder (or his or her heirs, executors, administrators or other legal representatives or in the case of any entity, its general successor) may be entitled out of the assets belonging to the applicable Series to be held harmless from and indemnified against all loss and expense arising from such liability. The Registrant, on behalf of the affected Series, shall, upon request by such shareholder, assume the defense of any claim made against such shareholder for any act or obligation of the Series and satisfy any judgment thereon from the assets of the Series.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 (“1933 Act”) may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

Item 16.	Exhibits

(1)	(a)

Certificate of Trust is incorporated herein by reference as Exhibit (a)(1) to Pre-Effective Amendment No. 1 to the Registrant’s Registration Statement filed on Form N-1A with the Securities and Exchange Commission (the “SEC”) on February 18, 2016.

1

(b)

Certificate of Amendment to the Certificate of Trust is incorporated herein by reference as Exhibit (a)(2) to Pre-Effective Amendment No. 1 to the Registrant’s Registration Statement filed on Form N-1A with the SEC on February 18, 2016.

(c)

Amended and Restated Trust Instrument dated August 6, 2015 is incorporated herein by reference as Exhibit (a)(3) to Pre-Effective Amendment No. 1 to the Registrant’s Registration Statement filed on Form N-1A with the SEC on February 18, 2016.

(2)

Amended and Restated Bylaws dated February 3, 2016 is incorporated herein by reference as Exhibit (b)(2) to Pre-Effective Amendment No. 1 to the Registrant’s Registration Statement filed on Form N-1A with the SEC on February 18, 2016.

(3)	Not Applicable.

(4)	Form of Agreement and Plan of Reorganization filed herewith as Appendix A to the Proxy Statement/Prospectus.

(5)	(a)

Amended and Restated Trust Instrument dated August 6, 2015 is incorporated herein by reference as Exhibit (a)(3) to Pre-Effective Amendment No. 1 to the Registrant’s Registration Statement filed on Form N-1A with the SEC on February 18, 2016.

(B)

Amended and Restated Bylaws dated February 3, 2016 is incorporated herein by reference as Exhibit (b)(2) to Pre-Effective Amendment No. 1 to the Registrant’s Registration Statement filed on Form N-1A with the SEC on February 18, 2016.

(6)

Form of Investment Advisory and Management Agreement is incorporated herein by reference as Exhibit (d)(1) to Pre-Effective Amendment No. 1 to the Registrant’s Registration Statement filed on Form N-1A with the SEC on February 18, 2016.

(7)

Form of Distribution Agreement between the Registrant and ALPS Distributors, Inc. is incorporated herein by reference as Exhibit (e)(1) to Pre-Effective Amendment No. 1 to the Registrant’s Registration Statement filed on Form N-1A with the SEC on February 18, 2016.

(8)	Not Applicable.

(9)

Custodian Contract between the Registrant and State Street Bank and Trust Company, dated February 4, 2016, is incorporated herein by reference as Exhibit (g)(1) to Pre-Effective Amendment No. 1 to the Registrant’s Registration Statement filed on Form N-1A with the SEC on February 18, 2016.

(10)

Form of Distribution and Shareholder Servicing Plan is incorporated herein by reference as Exhibit (m)(1) to Pre-Effective Amendment No. 1 to the Registrant’s Registration Statement filed on Form N-1A with the SEC on February 18, 2016.

(11)	Opinion and consent of counsel regarding legality of issuance of shares and other matters is filed herewith.

(12)	Form of opinion of counsel regarding tax matters is filed herewith.

(13)	Not Applicable.

(14)(a)	Consent of Independent Registered Public Accounting Firm of Deloitte & Touche LLP is filed herewith.

(15)	Not Applicable.

2

(16)	Powers of Attorney, dated February 18, 2016, are incorporated herein by reference as Exhibit (q)(1) to Pre-Effective Amendment No. 1 to the Registrant’s Registration Statement filed on Form N-1A with the SEC on February 18, 2016.

(17)	Form of Proxy Card is filed herewith.

Item 17.	Undertakings

(1)	The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, as amended, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2)	The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, as amended, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3)	The undersigned Registrant agrees to file in a Post-Effective Amendment to this Registration Statement a final tax opinion upon the closing of the transaction.

3

SIGNATURES

As required by the Securities Act of 1933, this Registration Statement has been signed on behalf of the Registrant, in the City of Denver, in the State of Colorado, on the 8th day of June, 2016.

JANUS DETROIT STREET TRUST

By:	/s/ Bruce L. Koepfgen
Bruce L. Koepfgen, President and
Chief Executive officer

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the date indicated:

Signature	Title	Date

/s/ Bruce L. Koepfgen Bruce L. Koepfgen	President and Chief Executive Officer (Principal Executive Officer)	June 8, 2016

/s/ Jesper Nergaard Jesper Nergaard	Vice President, Chief Financial Officer, Treasurer and Principal Accounting Officer (Principal Financial Officer and Principal Accounting Officer)	June 8, 2016

Clifford J. Weber* Clifford J. Weber	Chairman and Trustee	June 8, 2016

Maureen T. Upton* Maureen T. Upton	Trustee	June 8, 2016

Jeffrey B. Weeden* Jeffrey B. Weeden	Trustee	June 8, 2016

Michael Drew Elder* Michael Drew Elder	Trustee	June 8, 2016

/s/ Jesper Nergaard

*By:	Jesper Nergaard
Attorney-in-Fact

Powers of Attorney, dated February 18, 2016, are incorporated herein by reference as Exhibit (q)(1) to Pre-Effective Amendment No. 1 to the Registrant’s Registration Statement filed on Form N-1A with the SEC on February 18, 2016.

INDEX OF EXHIBITS

Item 16.	Exhibits
(11)	Opinion and consent of counsel regarding legality of issuance of shares and other matters

(12)	Form of opinion of counsel regarding tax matters

(14)(a)	Consent of Independent Registered Public Accounting Firm of Deloitte & Touche LLP

(17)	Form of Proxy Card